    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 1997

                                             REGISTRATION NOS. 33-75292/811-3240
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                             ---------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.          [ ]
                        Post Effective Amendment No. 10      [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940
                        Amendment No. 54                     [X]


                             ---------------------
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------


                              NORI L. GABERT, ESQ.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

              It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485

                __  on (date) pursuant to paragraph (b) of Rule 485

                __ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                X  on December 31, 1997 pursuant to paragraph (a)(1) of Rule 485


     PURSUANT TO RULE 24F-2(A)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE REGISTRANT FILED RULE 24F-2 NOTICES ON FEBRUARY 24, 1997 FOR ITS MOST RECENT FISCAL YEAR ENDING DECEMBER 31, 1996.

                SEQUENTIAL NUMBER SYSTEM: PAGE  __ OF  __ PAGES
                  EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER  __
================================================================================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                                    CONTENTS

                       REGISTRATION STATEMENT ON FORM N-4

This Post-Effective Amendment consists of the following papers and documents:

     FACING SHEET

          Contents Sheet


     PART A: Portfolio Director 2 Series 2.1 to 2.12


          Cross Reference Sheet
          Prospectus


     PART A: Portfolio Director 2 Series 2.1.20 to 2.12.20



          Cross Reference Sheet


          Prospectus



     PART A: Portfolio Director 2 Series 2.1.40 to 2.12.40



          Cross Reference Sheet


          Prospectus



     PART B: Portfolio Director 2 Series 2.1 to 2.12, Portfolio Director 2 Series 2.1.20 to 2.12.20 and Portfolio Director Series 2.1.40 to 2.12.40


          Statement of Additional Information


     PART C: Portfolio Director 2 Series 2.1 to 2.12, Portfolio Director 2 Series 2.1.20 to 2.12.20 and Portfolio Director Series 2.1.40 to 2.12.40


          Items twenty-four (including exhibit index) through thirty-three Signatures

                              PORTFOLIO DIRECTOR 2



The purpose of this Registration Statement filing is to amend the prospectus and Statement of Additional Information for Portfolio Director 2 Series 2.1 to 2.12 and add a new prospectus and Statement of Additional Information for a new generation of variable annuity product, Portfolio Director 2 Series 2.1.20 to
2.12.20 and Portfolio Director 2 Series 2.1.40 to 2.12.40. It is not intended to and does not amend or supersede the existing prospectus and Statement of Additional Information for Portfolio Director contained in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940 filed with the Commission on April 21, 1997 or any Supplements thereto.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                               SEPARATE ACCOUNT A


                              PORTFOLIO DIRECTOR 2


                               SERIES 2.1 TO 2.12


                                    FORM N-4


                                     UNDER


                         THE SECURITIES ACT OF 1933 AND


                       THE INVESTMENT COMPANY ACT OF 1940


                             ---------------------


                             CROSS REFERENCE SHEET



                           (PURSUANT TO RULE 481(A))



                        ITEM NO.                                         PROSPECTUS CAPTION
                        --------                                         ------------------
                                                  PART A
   1.  Cover Page.......................................  Cover Page
       Profile..........................................
   2.  Definitions......................................  About the Prospectus
   3.  Synopsis.........................................  About Portfolio Director 2, About VALIC, About
                                                          VALIC Separate Account A
   4.  Condensed Financial Information..................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies..............................  About VALIC, About VALIC Separate Account A,
                                                          Variable Account Options
   6.  Deductions and Expenses..........................  Fees and Charges, Surrender of Account Value,
                                                          Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts........................................  Transfers Between Investment Options Purchase
                                                          Period, Payout Period, Surrender of Account
                                                          Value, Other Contract Features
   8.  Annuity Period...................................  Payout Period
   9.  Death Benefit....................................  Death Benefits
  10.  Purchase and Contract Value......................  Fees and Charges, Purchase Period
  11.  Redemptions......................................  Surrender of Account Value
  12.  Taxes............................................  Federal Tax Matters
  13.  Legal Proceedings................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information......................................  Contents of Statement of Additional Information


                                                                      STATEMENT OF ADDITIONAL
                        ITEM NO.                                        INFORMATION CAPTION
                        --------                                      -----------------------
                                                  PART B
  15.  Cover Page.......................................  Cover Page
  16.  Table of Contents................................  Table of Contents
  17.  General Information and History..................  General Information
  18.  Services.........................................  Experts; Distribution of Variable Annuity
                                                          Contracts
  19.  Purchase of Securities Being Offered.............  Calculation of Surrender Charge; Purchase Unit
                                                          Value; Exchange Privilege
  20.  Underwriters.....................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data..................  Performance Calculations
  22.  Payout Payments..................................  Payout Payments
  23.  Financial Statements.............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                               SEPARATE ACCOUNT A


                              PORTFOLIO DIRECTOR 2


                            SERIES 2.1.20 TO 2.12.20


                                    FORM N-4


                                     UNDER


                         THE SECURITIES ACT OF 1933 AND


                       THE INVESTMENT COMPANY ACT OF 1940


                             ---------------------


                             CROSS REFERENCE SHEET



                           (PURSUANT TO RULE 481(A))



                        ITEM NO.                                         PROSPECTUS CAPTION
                        --------                                         ------------------
                                                  PART A
   1.  Cover Page.......................................  Cover Page
       Profile..........................................
   2.  Definitions......................................  About the Prospectus
   3.  Synopsis.........................................  About Portfolio Director 2, About VALIC, About
                                                          VALIC Separate Account A
   4.  Condensed Financial Information..................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies..............................  About VALIC, About VALIC Separate Account A,
                                                          Variable Account Options
   6.  Deductions and Expenses..........................  Fees and Charges, Surrender of Account Value,
                                                          Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts........................................  Transfers Between Investment Options Purchase
                                                          Period, Payout Period, Surrender of Account
                                                          Value, Other Contract Features
   8.  Annuity Period...................................  Payout Period
   9.  Death Benefit....................................  Death Benefits
  10.  Purchase and Contract Value......................  Fees and Charges, Purchase Period
  11.  Redemptions......................................  Surrender of Account Value
  12.  Taxes............................................  Federal Tax Matters
  13.  Legal Proceedings................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information......................................  Contents of Statement of Additional Information



                                                                      STATEMENT OF ADDITIONAL
                        ITEM NO.                                        INFORMATION CAPTION
                        --------                                      -----------------------
                                                  PART B
  15.  Cover Page.......................................  Cover Page
  16.  Table of Contents................................  Table of Contents
  17.  General Information and History..................  General Information
  18.  Services.........................................  Experts; Distribution of Variable Annuity
                                                          Contracts
  19.  Purchase of Securities Being Offered.............  Calculation of Surrender Charge; Purchase Unit
                                                          Value; Exchange Privilege
  20.  Underwriters.....................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data..................  Performance Calculations
  22.  Payout Payments..................................  Payout Payments
  23.  Financial Statements.............................  Financial Statements



PART C



Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                               SEPARATE ACCOUNT A


                              PORTFOLIO DIRECTOR 2


                            SERIES 2.1.40 TO 2.12.40


                                    FORM N-4


                                     UNDER


                         THE SECURITIES ACT OF 1933 AND


                       THE INVESTMENT COMPANY ACT OF 1940


                             ---------------------


                             CROSS REFERENCE SHEET



                           (PURSUANT TO RULE 481(A))



                        ITEM NO.                                         PROSPECTUS CAPTION
                        --------                                         ------------------
                                                  PART A
   1.  Cover Page.......................................  Cover Page
       Profile..........................................
   2.  Definitions......................................  About the Prospectus
   3.  Synopsis.........................................  About Portfolio Director 2, About VALIC, About
                                                          VALIC Separate Account A
   4.  Condensed Financial Information..................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies..............................  About VALIC, About VALIC Separate Account A,
                                                          Variable Account Options
   6.  Deductions and Expenses..........................  Fees and Charges, Surrender of Account Value,
                                                          Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts........................................  Transfers Between Investment Options Purchase
                                                          Period, Payout Period, Surrender of Account
                                                          Value, Other Contract Features
   8.  Annuity Period...................................  Payout Period
   9.  Death Benefit....................................  Death Benefits
  10.  Purchase and Contract Value......................  Fees and Charges, Purchase Period
  11.  Redemptions......................................  Surrender of Account Value
  12.  Taxes............................................  Federal Tax Matters
  13.  Legal Proceedings................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information......................................  Contents of Statement of Additional Information



                                                                      STATEMENT OF ADDITIONAL
                        ITEM NO.                                        INFORMATION CAPTION
                        --------                                      -----------------------
                                                  PART B
  15.  Cover Page.......................................  Cover Page
  16.  Table of Contents................................  Table of Contents
  17.  General Information and History..................  General Information
  18.  Services.........................................  Experts; Distribution of Variable Annuity
                                                          Contracts
  19.  Purchase of Securities Being Offered.............  Calculation of Surrender Charge; Purchase Unit
                                                          Value; Exchange Privilege
  20.  Underwriters.....................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data..................  Performance Calculations
  22.  Payout Payments..................................  Payout Payments
  23.  Financial Statements.............................  Financial Statements



PART C



Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1 TO 2.12                                           January 1, 1998


PROSPECTUS


Portfolio Director 2 consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director 2 is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.


Portfolio Director 2 permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                              Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:                  Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                   Templeton Foreign Fund
  Growth Fund                         Neuberger&Berman Management Inc.:
  International Government Bond Fund  Neuberger&Berman Guardian Trust        The Vanguard Group, Inc.:
  Money Market Fund                                                          Vanguard Fixed Income
  Science & Technology Fund           Putnam Investments:                        Securities Fund --
  Social Awareness Fund               Putnam Global Growth Fund                  Long-Term Corporate
  Stock Index Fund                    Putnam New Opportunities Fund              Portfolio
                                      Putnam OTC & Emerging Growth           Vanguard Fixed Income
American Century Investment           Fund                                       Securities Fund --
  Management, Inc.:                                                              Long-Term U.S.
  American Century -- Twentieth       Scudder, Stevens & Clark, Inc.:            Treasury Portfolio
  Century Ultra Fund                  Scudder Growth and Income Fund         Vanguard/Wellington Fund
                                                                             Vanguard/Windsor II


* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated January 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS


                                               PAGE
                                               ----
ABOUT THE PROSPECTUS.........................     1
PROFILE OF PORTFOLIO DIRECTOR 2..............     2
FEE TABLE....................................     4
SELECTED PURCHASE UNIT DATA..................     7
ABOUT PORTFOLIO DIRECTOR 2...................     9
ABOUT VALIC..................................     9
ABOUT VALIC SEPARATE ACCOUNT A...............     9
VARIABLE ACCOUNT OPTIONS.....................    10
     Summary of Funds........................    10
PURCHASE PERIOD..............................    20
     Purchase Payments.......................    20
     Purchase Units..........................    20
     Calculation of Purchase Unit Value......    20
     Choosing Investment Options.............    21
          Fixed Account Options..............    21
          Variable Account Options...........    21
     Stopping Purchase Payments..............    21
TRANSFERS BETWEEN INVESTMENT OPTIONS.........    22
     During the Purchase Period..............    22
     During the Payout Period................    22
     Communicating Transfer or Reallocation
       Instructions..........................    22
     Effective Date of Transfer..............    22
FEES AND CHARGES.............................    23
     Account Maintenance Fee.................    23
     Surrender Charge........................    23
          Amount of Surrender Charge.........    23
          10% Free Withdrawal................    23
          Exceptions to Surrender
            Charge...........................    23
     Premium Tax Charge......................    24
     Separate Account Charges................    24
     Fund Annual Expense Charge..............    24
     Other Tax Charges.......................    24
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       Fee Charges...........................    24
     Separate Account Expense
       Reimbursement.........................    25
PAYOUT PERIOD................................    26
     Fixed Payout............................    26
     Variable Payout.........................    26
     Combination Fixed and Variable Payout...    26
     Payout Date.............................    26
     Payout Options..........................    26
     Enhancements to Payout Options..........    27
     Payout Information......................    27
SURRENDER OF ACCOUNT VALUE...................    28
     When Surrenders are Allowed.............    28
     Amount That May Be Surrendered..........    28
     Surrender Restrictions..................    28
     Partial Surrenders......................    28
     Systematic Withdrawals..................    28
     Distributions Required By Federal Tax
       Law...................................    29
EXCHANGE PRIVILEGE...........................    30
     Restrictions on Exchange Privilege......    30
     Taxes and Conversion Costs..............    30



                                               PAGE
                                               ----
     Surrender Charge........................    30
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2............................    30
     Exchange Offer for Portfolio Director
       and Portfolio Director 2..............    31
     Comparison of Contracts.................    31
     Features of Portfolio Director 2........    31
     Agents' and Managers' Retirement Plan
       Exchange Offer........................    31

DEATH BENEFITS...............................    33
     Beneficiary Information.................    33
     Special Information for Individual
       Non-Tax Qualified Contracts...........    33
     During the Purchase Period..............    33
          Interest Guaranteed Death
            Benefit..........................    33
          Standard Death Benefit.............    34
     During the Payout Period................    34

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................    35
     Types of Investment Performance
       Information Advertised................    35
       Total Return Performance
       Information...........................    35
       Standard Average Annual Total
       Return................................    35
       Nonstandard Average Annual Total
       Return................................    35
       Cumulative Total Return...............    35
       Annual Change in Purchase Unit
       Value.................................    35
       Cumulative Change in Purchase Unit
          Value..............................    36
       Total Return Based on Different
          Investment Amounts.................    36
       An Assumed Account Value of $10,000..     36
     Yield Performance Information...........    36
       AGSPC Money Market Division...........    36
       Divisions Other Than The AGSPC Money
          Market Division....................    36
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables............    36

OTHER CONTRACT FEATURES......................    40
     Changes That May Not Be Made............    40
     Change of Beneficiary...................    40
     Contingent Owner........................    40
     Cancellation -- The 20 Day "Free
       Look".................................    40
     We Reserve Certain Rights...............    40
     Relationship to Employer's Plan.........    40

VOTING RIGHTS................................    41
     Who May Give Voting Instructions........    41
     Determination of Fund Shares
       Attributable to Your Account..........    41
       During Purchase Period................    41
       During Payout Period or after a Death
          Benefit Has Been Paid..............    41
     How Fund Shares Are Voted...............    41

FEDERAL TAX MATTERS..........................    42
     Type of Plans...........................    42
     Tax Consequences in General.............    42
     Effect of Tax-Deferred Accumulations....    43



                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

         Account Value
         Annuitant
         Assumed Investment Rate
         Beneficiary
         Contract Owner
         Division
         Fixed Account Options
         Home Office
         Mutual Fund or Fund
         Participant
         Participant Year
         Payout Period
         Payout Unit
         Purchase Payments
         Purchase Period
         Purchase Unit
         VALIC Separate Account A
         Variable Account Options

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. This summary is called the "Profile of Portfolio Director 2." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.



PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR 2

--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century --      Capital growth through                                      American Century
FUNDS               Twentieth Century        investments in common
                    Ultra Fund               stock
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Growth of capital through                                   Founders
                    Growth                   investment in common stock of
                    Fund                     well established, high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger&Berman         Capital appreciation through                                Neuberger&Berman
                    Guardian Trust           investment in common stocks of                              Management Inc.
                                             long established, high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally                     Putnam
                    Growth Fund              diversified portfolio of common stocks
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation                              Putnam
                    Opportunities Fund       through investment in common stock
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam
                    Emerging Growth          investments in common stocks of
                    Fund                     small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder
                    and Income Fund          income and growth of income
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Growth through investments                                  Templeton
                    Foreign                  in companies and governments
                    Fund                     outside the U.S.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard/                Growth and income through                                   Vanguard
                    Windsor II               investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard/                Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment                                   Vanguard
                    Securities               in long-term quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --

----------------------------------------------------------------------------------------------------

                     SUBADVISER
------------------------------------------------------------------------------------------------------------------------

INDEX                Bankers Trust
EQUITY
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     Neuberger&
                     Berman, LLC

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND

-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.


FEES AND CHARGES
ACCOUNT MAINTENANCE FEE

If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed.

SURRENDER CHARGE

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.


Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.


PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration fee computed at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration fee may be available for plan types meeting certain criteria.



FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.


To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE

--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)


  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                          MORTALITY                        SEPARATE
                             AND                            ACCOUNT         TOTAL
                         EXPENSE RISK   ADMINISTRATION      EXPENSE       SEPARATE
          FUND              FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
          ----           ------------   --------------   -------------   -----------
AGSPC Growth                  0.25%          0.75%             --            1.00%
AGSPC International
  Government Bond             0.25           0.75              --            1.00
AGSPC Money Market            0.25           0.75              --            1.00
AGSPC Science &
  Technology                  0.25           0.75              --            1.00
AGSPC Social Awareness        0.25           0.75              --            1.00
AGSPC Stock Index             0.25           0.75              --            1.00
American Century --
  Twentieth Century
  Ultra(4)                    0.25           1.00            (.20%)          1.05
Founders Growth(4)            0.25           1.00            (.25)           1.00
Neuberger&Berman
  Guardian Trust(4)           0.25           1.00            (.25)           1.00
Putnam Global Growth(4)       0.25           1.00            (.25)           1.00
Putnam New
  Opportunities(4)            0.25           1.00            (.25)           1.00
Putnam OTC & Emerging
  Growth(4)                   0.25           1.00            (.25)           1.00
Scudder Growth and
  Income(4)                   0.25           1.00            (.25)           1.00
Templeton Foreign(4)          0.25           1.00            (.25)           1.00
Vanguard Fixed Income
  Securities Fund --
  Long-Term Corporate
  Portfolio                   0.25           1.00              --            1.25
Vanguard Fixed Income
  Securities Fund --
  Long-Term U.S.
  Treasury Portfolio          0.25           1.00              --            1.25
Vanguard/Wellington           0.25           1.00              --            1.25
Vanguard/Windsor II           0.25           1.00              --            1.25


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                                 Management      Other      Total Fund
                      Fund                          Fees      Expenses(5)    Expenses
                      ----                       ----------   -----------   ----------
AGSPC Growth                                        0.80%         0.06%        0.86%
AGSPC International Government Bond                 0.50          0.06         0.56
AGSPC Money Market                                  0.50          0.07         0.57
AGSPC Science & Technology                          0.90          0.06         0.96
AGSPC Social Awareness                              0.50          0.06         0.56
AGSPC Stock Index                                   0.27          0.07         0.34
American Century -- Twentieth Century Ultra         1.00          0.00         1.00
Founders Growth                                     0.71          0.48         1.19
Neuberger&Berman Guardian Trust(6)                  0.84          0.04         0.88
Putnam Global Growth                                0.65          0.62         1.27
Putnam New Opportunities                            0.50          0.56         1.06
Putnam OTC & Emerging Growth                        0.60          0.51         1.11
Scudder Growth and Income                           0.49          0.29         0.78
Templeton Foreign                                   0.61          0.51         1.12
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio                     0.03          0.25         0.28
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio                 0.01          0.24         0.25
Vanguard/Wellington                                 0.04          0.27         0.31
Vanguard/Windsor II                                 0.13          0.26         0.39


                            See footnotes on page 6.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
AGSPC Growth Division 15                      $19      $ 59      $101       $218
AGSPC International Government Bond Division
  13                                           16        49        85        186
AGSPC Money Market Division 6                  16        50        86        187
AGSPC Science & Technology Division 17         20        62       106        229
AGSPC Social Awareness Division 12             16        49        85        186
AGSPC Stock Index Division 10                  14        42        74        162
American Century -- Twentieth Century Ultra
  Division 31                                  21        64       110        238
Founders Growth Division 30                    22        69       118        253
Neuberger&Berman Guardian Trust
  Division 29                                  19        59       102        221
Putnam Global Growth Division 28               23        71       122        261
Putnam New Opportunities Division 26           21        65       111        239
Putnam OTC & Emerging Growth Division 27       --        --        --         --
Scudder Growth and Income Division 21          18        56        97        210
Templeton Foreign Division 32                  --        --        --         --
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22    16        48        84        183
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division
  23                                           15        47        82        180
Vanguard/Wellington Division 25                16        49        85        186
Vanguard/Windsor II Division 24                17        52        89        195


EXAMPLE #2 -- Assuming No Surrender at the End of the
              Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
AGSPC Growth Division 15                      $20      $ 61      $104       $226
AGSPC International Government Bond Division
  13                                           17        51        89        194
AGSPC Money Market Division 6                  17        52        89        195
AGSPC Science & Technology Division 17         21        64       109        236
AGSPC Social Awareness Division 12             17        51        89        194
AGSPC Stock Index Division 10                  14        45        77        170
American Century -- Twentieth Century Ultra
  Division 31                                  22        66       114        246
Founders Growth Division 30                    23        71       121        260
Neuberger&Berman Guardian Trust
  Division 29                                  20        61       105        228
Putnam Global Growth Division 28               24        73       125        268
Putnam New Opportunities Division 26           22        67       115        247
Putnam OTC & Emerging Growth Division 27
Scudder Growth and Income Division 21          19        58       100        218
Templeton Foreign Division 32                  --        --        --         --
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22    16        51        87        191
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division
  23                                           16        50        86        187
Vanguard/Wellington Division 25                17        51        89        194
Vanguard/Windsor II Division 24                17        54        93        203

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $66      $110      $154       $226
AGSPC International Government Bond Division 13    63       101       139        194
AGSPC Money Market Division 6                      63       102       139        195
AGSPC Science & Technology Division 17             67       113       159        236
AGSPC Social Awareness Division 12                 63       101       139        194
AGSPC Stock Index Division 10                      61        95       127        170
American Century -- Twentieth Century Ultra
  Division 31                                      68       115       164        246
Founders Growth Division 30                        69       120       171        260
Neuberger&Berman Guardian Trust
  Division 29                                      66       111       155        228
Putnam Global Growth Division 28                   70       122       175        268
Putnam New Opportunities Division 26               68       116       165        247
Putnam OTC & Emerging Growth Division 27
Scudder Growth and Income Division 21              65       108       150        218
Templeton Foreign Division 32                      --        --        --         --
Vanguard Fixed Income Securities Fund -- Long-
  Term Corporate Portfolio Division 22             63       100       137        191
Vanguard Fixed Income Securities Fund -- Long-
  Term U.S. Treasury Portfolio Division 23         63        99       136        187
Vanguard/Wellington Division 25                    63       101       139        194
Vanguard/Windsor II Division 24                    64       104       143        203


------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.


(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



(3) Reductions in the mortality and expense risk fee or administration fee may be available for plan types meeting certain selection criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.



(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century -- Twentieth Century (0.20%), Founders (0.25%), Neuberger&Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%).



(5) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. Additionally for the Founders, Putnam and Templeton Funds, this includes distribution fees at the rate of 0.25%. See each Fund's prospectus for a detailed explanation of these fees.



(6) The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

                                              AGSPC
                                          INTERNATIONAL     AGSPC         AGSPC         AGSPC
                               AGSPC       GOVERNMENT       MONEY       SCIENCE &      SOCIAL          AGSPC         FOUNDERS
                              GROWTH          BOND          MARKET     TECHNOLOGY     AWARENESS     STOCK INDEX       GROWTH
                            DIVISION 15    DIVISION 13    DIVISION 6   DIVISION 17   DIVISION 12   DIVISION 10(1)   DIVISION 30
                            -----------    -----------    ----------   -----------   -----------   --------------   -----------
December 31, 1996
 Purchase Units in Force    366,272,509   112,601,593     75,124,095   315,809,646    46,574,016   536,806,965      31,197,464
 Purchase Unit Value        $ 1.733324     $ 1.582230     $ 1.607212    $ 2.250471     $2.252673     $2.848437       $1.029522
July 1, 1996
 Initial Offering Value                                                                                              $1.000000
December 31, 1995
 Purchase Units in Force    164,417,848    73,369,250     51,907,757   187,862,232    32,750,120   455,255,243
 Purchase Unit Value          $1.466652     $1.530780      $1.545802     $1.997175     $1.835102       $2.343900
December 31, 1994
 Purchase Units in Force    32,633,370     25,691,713     75,765,781    42,726,137    29,015,764   416,234,288
 Purchase Unit Value         $1.001834        $1.301357    $1.479129     $1.247713     $1.333899       $1.724134
April 29, 1994
 Purchase Unit Value(2)      $1.000000         --             --         $1.000000       --            --
December 31, 1993
 Purchase Units in Force        --         18,155,381     24,799,810       --         26,230,566   369,550,060
 Purchase Unit Value            --          $1.258340      $1.439327       --          $1.366979       $1.729327
December 31, 1992
 Purchase Units in Force        --          6,245,713     23,414,474       --         16,956,437   283,808,045
 Purchase Unit Value            --          $1.112826      $1.415690       --          $1.279516       $1.589718
December 31, 1991
 Purchase Units in Force        --            953,038     25,545,494       --          8,447,711    90,526,907
 Purchase Unit Value            --          $1.090499      $1.384882       --          $1.250634       $1.505641
October 1, 1991
 Purchase Unit Value(2)         --          $1.000000         --           --            --            --
December 31, 1990
 Purchase Units in Force        --            --          25,246,481       --          2,947,418    46,016,297
 Purchase Unit Value            --            --           $1.325393       --          $0.987666       $1.179000
December 31, 1989
 Purchase Units in Force        --            --          15,949,534       --            212,636    22,325,990
 Purchase Unit Value            --            --           $1.240599       --          $1.010003       $1.238782
October 2, 1989
 Purchase Unit Value(2)         --            --              --           --          $1.000000        --
December 31, 1988
 Purchase Units in Force        --            --           9,429,191       --            --          9,213,178
 Purchase Unit Value            --            --           $1.149516       --            --          $0.968670
December 31, 1987
 Purchase Units in Force        --            --           4,121,853       --            --          4,326,102
 Purchase Unit Value            --            --           $1.087299       --            --          $0.856238
April 20, 1987
 Purchase Unit Value(2)         --            --              --           --            --          $1.000000
December 31, 1986
 Purchase Units in Force        --            --             914,106       --            --            --
 Purchase Unit Value            --            --           $1.040484       --            --            --


                              NEUBERGER&
                                BERMAN
                            GUARDIAN TRUST
                             DIVISION 29
                            --------------
December 31, 1996
 Purchase Units in Force      8,211,592
 Purchase Unit Value          $1.120770
July 1, 1996
 Initial Offering Value       $1.000000
December 31, 1995
 Purchase Units in Force
 Purchase Unit Value
December 31, 1994
 Purchase Units in Force
 Purchase Unit Value
April 29, 1994
 Purchase Unit Value(2)
December 31, 1993
 Purchase Units in Force
 Purchase Unit Value
December 31, 1992
 Purchase Units in Force
 Purchase Unit Value
December 31, 1991
 Purchase Units in Force
 Purchase Unit Value
October 1, 1991
 Purchase Unit Value(2)
December 31, 1990
 Purchase Units in Force
 Purchase Unit Value
December 31, 1989
 Purchase Units in Force
 Purchase Unit Value
October 2, 1989
 Purchase Unit Value(2)
December 31, 1988
 Purchase Units in Force
 Purchase Unit Value
December 31, 1987
 Purchase Units in Force
 Purchase Unit Value
April 20, 1987
 Purchase Unit Value(2)
December 31, 1986
 Purchase Units in Force
 Purchase Unit Value

------------

(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

(2) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------

                                                                                              VANGUARD           VANGUARD
                                                                                            FIXED INCOME       FIXED INCOME
                                                                                          SECURITIES FUND-   SECURITIES FUND-
                                PUTNAM OTC      SCUDDER                                      LONG-TERM          LONG-TERM
PUTNAM GLOBAL    PUTNAM NEW     & EMERGING    GROWTH AND     TEMPLETON      TWENTIETH        CORPORATE        U.S. TREASURY
   GROWTH       OPPORTUNITIES     GROWTH        INCOME        FOREIGN     CENTURY ULTRA      PORTFOLIO          PORTFOLIO
 DIVISION 28     DIVISION 26    DIVISION 27   DIVISION 21   DIVISION 32    DIVISION 31      DIVISION 22        DIVISION 23
-------------   -------------   -----------   -----------   -----------   -------------   ----------------   ----------------
  16,648,600       53,001,699    48,902,828    16,524,046    36,671,828      16,654,076       3,370,441          4,174,369
 $  1.057690      $  0.947573   $  0.894978   $  1.114950   $  1.075896     $  1.039845      $ 1.047595        $  1.048470

 $  1.000000      $  1.000000   $  1.000000   $  1.000000   $  1.000000     $  1.000000      $ 1.000000        $  1.000000


PUTNAM GLOBAL   VANGUARD/     VANGUARD/
   GROWTH      WELLINGTON    WINDSOR II
 DIVISION 28   DIVISION 25   DIVISION 24
-------------  -----------   -----------
  16,648,600    22,866,634    37,292,761
 $  1.057690   $  1.101584   $  1.120855
 $  1.000000   $  1.000000   $  1.000000

------------

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.



VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.



UNITS OF INTERESTS



Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.



All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.


MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Twelve of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser.


- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.



- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management, Inc. serves as investment adviser.



- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.



- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.



- Scudder, Stevens & Clark, Inc. -- offers 1 fund for which Scudder, Stevens & Clark Inc. serves as investment adviser.



- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.



- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.



Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.



SUMMARY OF FUNDS



A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the change in an Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown are since the inception of the Division or the last 10 fiscal years (except for the Putnam New Opportunities Division which shows the Account Value since the inception date of the underlying Fund). For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.



VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        09/30/94             10,037
        09/30/95             13,920
        09/30/96             16,994
        09/30/97             20,677


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30


AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        09/30/92             11,493
        09/30/93             12,589
        09/30/94             12,980
        09/30/95             14,991
        09/30/96             15,469
        09/30/97             15,171


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
      July 1, 1987          $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88             10,494
        09/30/89             11,329
        09/30/90             12,115
        09/30/91             12,752
        09/30/92             13,098
        09/30/93             13,318
        09/30/94             13,616
        09/30/95             14,213
        09/30/96             14,789
        09/30/97             15,390


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30


AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        09/30/94             11,316
        09/30/95             19,444
        09/30/96             22,568
        09/30/97             26,196


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        09/30/90              8,988
        09/30/91             11,313
        09/30/92             12,031
        09/30/93             13,735
        09/30/94             13,453
        09/30/95             17,345
        09/30/96             20,916
        09/30/97             28,924


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30


AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,573
        09/30/89             11,038
        09/30/90              9,862
        09/30/91             12,616
        09/30/92             13,773
        09/30/93             15,392
        09/30/94             15,673
        09/30/95             20,088
        09/30/96             23,885
        09/30/97             33,165


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30


 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY --


TWENTIETH CENTURY ULTRA


FUND


Investor Class Shares


(Division 31)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.



Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,150
        09/30/89             11,820
        09/30/90             10,259
        09/30/91             18,672
        09/30/92             18,704
        09/30/93             27,689
        09/30/94             25,159
        09/30/95             35,294
        09/30/96             38,768
        09/30/97             49,321



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30


FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,243
        09/30/89             12,290
        09/30/90              9,872
        09/30/91             13,122
        09/30/92             13,556
        09/30/93             19,442
        09/30/94             18,672
        09/30/95             25,674
        09/30/96             30,161
        09/30/97             39,230


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in a large number of common stocks of long-established, high quality companies.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,663
        09/30/89             12,138
        09/30/90              9,896
        09/30/91             13,580
        09/30/92             15,713
        09/30/93             18,759
        09/30/94             19,698
        09/30/95             25,791
        09/30/96             27,338
        09/30/97             37,595


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30


PUTNAM GLOBAL GROWTH
FUND
Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,132
        09/30/89             10,328
        09/30/90              9,198
        09/30/91             11,129
        09/30/92             11,078
        09/30/93             13,454
        09/30/94             14,730
        09/30/95             15,894
        09/30/96             18,056
        09/30/97             22,484


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30



 * The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests, in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger& Berman Management Incorporated ("N&B Management"). N&B Management voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The performance information for the Trust before August 3, 1993 is for the Fund and its predecessor, which had an inception date of June 1, 1950. For more information about the Trust's "master/feeder structure" see the Trust's prospectus.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        09/30/90              9,162
        09/30/91             16,173
        09/30/92             18,111
        09/30/93             28,528
        09/30/94             30,206
        09/30/95             41,611
        09/30/96             52,025
        09/30/97             58,972


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30


PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,678
        09/30/89             11,575
        09/30/90              8,816
        09/30/91             12,561
        09/30/92             13,459
        09/30/93             19,605
        09/30/94             19,964
        09/30/95             29,092
        09/30/96             36,466
        09/30/97             38,759


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


[CHART]

                           PERIOD ENDED SEPTEMBER 30

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,800
        09/30/89             11,544
        09/30/90             10,165
        09/30/91             12,872
        09/30/92             14,313
        09/30/93             16,836
        09/30/94             17,967
        09/30/95             21,221
        09/30/96             25,177
        09/30/97             34,929


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


[CHART]

                           PERIOD ENDED SEPTEMBER 30


TEMPLETON FOREIGN FUND
Class I Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,460
        09/30/89             12,170
        09/30/90             12,386
        09/30/91             14,254
        09/30/92             14,718
        09/30/93             14,508
        09/30/94             20,287
        09/30/95             21,407
        09/30/96             23,330
        09/30/97             28,824


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO

Institutional Class Shares

(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade corporate and government bonds.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88             11,483
        09/30/89             12,857
        09/30/90             13,059
        09/30/91             15,555
        09/30/92             17,696
        09/30/93             20,495
        09/30/94             18,814
        09/30/95             22,289
        09/30/96             22,625
        09/30/97             25,317


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]


                           PERIOD ENDED SEPTEMBER 30


VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO

Institutional Class Shares

(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests at least 85% of its assets in long-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88             11,439
        09/30/89             12,960
        09/30/90             12,999
        09/30/91             15,481
        09/30/92             17,236
        09/30/93             20,417
        09/30/94             18,129
        09/30/95             21,939
        09/30/96             21,981
        09/30/97             24,402


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

VANGUARD/WELLINGTON FUND

Institutional Class Shares

(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,846
        09/30/89             11,875
        09/30/90             10,736
        09/30/91             13,351
        09/30/92             14,695
        09/30/93             16,573
        09/30/94             16,843
        09/30/95             20,604
        09/30/96             23,476
        09/30/97             29,600


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


[CHART]

                           PERIOD ENDED SEPTEMBER 30


VANGUARD/WINDSOR II

Institutional Class Shares

(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,520
        09/30/89             12,375
        09/30/90              9,997
        09/30/91             13,110
        09/30/92             14,854
        09/30/93             17,202
        09/30/94             17,168
        09/30/95             21,758
        09/30/96             25,920
        09/30/97             35,501


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1987


[CHART]


                           PERIOD ENDED SEPTEMBER 30

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.


                        Initial    Subsequent
    Contract Type       Payment     Payment
Periodic Payment        $   30        $ 30
Single Payment          $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment accompanies an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will take one of the following actions:



  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.



  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income
  and capital gains and losses
  (whether realized or unrealized) on
  that day from the assets
  attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for
  the immediately preceding day on
  which the values are calculated.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate
  (calculated in Step 1)
- (MINUS)
  Separate Account charges and any
  income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate
  preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated
  in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director 2 Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed
  Account Options
= (EQUALS)
  All Purchase Payments made to the
  Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable
  Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn
  from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
                                                                              21
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------


ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into
                                            Short-Term Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                            % OF ACCOUNT
                  --------------------------------     OTHER
 ACCOUNT OPTION      VALUE          FREQUENCY       RESTRICTIONS
 --------------   -----------  -------------------  ------------
Variable:         Up to 100%   Once every 365 days      None
Combination
 Fixed
 and Variable     Up to 100%   Once every 365 days      None
 Payout:          of money in
                   variable
                    option
                    payout
Fixed:                Not              --                --
                   permitted


COMMUNICATING TRANSFER OR

REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.


The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.



SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.


AMOUNT OF SURRENDER CHARGE


A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.


PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.


EXCEPTIONS TO SURRENDER CHARGE


No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

--------------------------------------------------------------------------------


- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or


- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.


The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section in this prospectus.


PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES


There will be a mortality and expense risk fee and an administration fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.



The Company may make a profit on the mortality and expense risk fee. For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.



The mortality and expense risk fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section of this prospectus.



The administration fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration, record keeping and marketing, (including but not limited to enrollment, participant communication and education).



FUND ANNUAL EXPENSE CHARGES


Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT

MAINTENANCE FEE, SURRENDER,


MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION FEE CHARGES



We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine

--------------------------------------------------------------------------------


that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:


  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

     Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.


  - Other factors of which we are not presently aware which could reduce administrative costs.



  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:



  - The frequency of Purchase Payments for your retirement program.


     Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

     The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.


We review the following additional factors to determine whether we can reduce or waive surrender charges:


  - The size of your retirement program.

     A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

     Larger Purchase Payments can reduce sales expenses.


  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.



  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administrative fee:



  - The frequency of Purchase Payments for your retirement program.



  - The size of your retirement program.



  - The amount of your retirement program's periodic purchase payment.



  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.


  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.


VARIABLE PAYOUT



With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.



In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.



COMBINATION FIXED AND VARIABLE


PAYOUT


With a Combination Fixed and Variable Payout, you may choose:



  - Up to 6 Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).



PAYOUT DATE


The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.



PAYOUT OPTIONS


You may specify the manner in which your Payout Payments are made. You may select one of the following options:



  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.



  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.



PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.


PAYOUT INFORMATION


Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.



Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:



  - Payments will be made under the Life with Guaranteed Period Option, and



  - The payments will be guaranteed for a 10 year period, and



  - The payments will be based on the allocation used for your Purchase
    Payments,



  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,



  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.



Your first Payout Payment must total at least $25.



Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.




For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:


  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:



  - Payments to be made to you;


  - Payment over a stated period of time (but not less than five years);


  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).


We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

--------------------------------------------------------------------------------

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.


For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to other contract forms are not permitted (Exchanges between Portfolio Director 2 and other contracts in the Portfolio Director series of annuities are permitted.)


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN

PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2


The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2


Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. You may also exchange from Portfolio Director 2 to Portfolio Director. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.


Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS


You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restriction between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.


For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.


Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.


FEATURES OF PORTFOLIO DIRECTOR 2


In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.


  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.


  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.


  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. Exchanges to Portfolio Director will be permitted. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------


Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.


BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:

Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
 proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
 in Fixed Account Option
- (MINUS)
 Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

 Value of Variable Account Option on date proof of death is received by VALIC
  OR
 100% of Purchase Payments placed in
 Variable Account Options
- (MINUS)
 Prior withdrawals (out of) or transfers
 (out of) the Variable Account Option
+ (PLUS)
 Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.


BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.



ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.




CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.




FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.




VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------


STANDARD DEATH BENEFIT


The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

 Your Account Value on the Date Proof of Death is
 Received by VALIC
  OR
 100% of Purchase Payments (to Fixed
 and/or Variable Account Options)
-- (MINUS)
 Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Under federal tax laws if the Life with Guaranteed Periods Option is chosen on a variable basis, it may be treated in the same manner as a surrender of your Portfolio Director 2 account. If your account is surrendered the full amount your Beneficiary receives will normally be treated as income for that year. This amount generally will also be taxed at rates used for ordinary income.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the

Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.



DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.




PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.




For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


CUMULATIVE CHANGE IN PURCHASE UNIT VALUE


Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual changes in the Purchase Unit Value based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.


AGSPC MONEY MARKET DIVISION



We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.



The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The 7-day Current Yield for the last 7 days ended September 30, 1997 was 4.12%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The 7-day Effective Yield for the last 7 days ended September 30, 1997 was 4.20%.



DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION



We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:


  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                  FUND
                                                INCEPTION       SINCE
              FUND AND DIVISION                   DATE        INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
              -----------------                 ---------     ----------    --------    -------     -------      ------
AGSPC Growth (Division 15)...................     04/29/94         22.67%         --          --       26.07%      16.58%
AGSPC International Government Bond (Division
  13)........................................     10/01/91          7.07%         --        3.85%       3.70%      -6.41%
AGSPC Money Market (Division 6)..............     01/16/86            --        4.28%       2.26%       2.50%      -0.69%
AGSPC Science & Technology (Division 17).....     04/29/94         31.67%         --          --       31.19%      10.99%
AGSPC Social Awareness (Division 12).........     10/02/89         14.22%         --       18.54%      27.93%      33.19%
AGSPC Stock Index (Division 10)..............     04/20/87         13.12%      12.60%      18.58%      27.23%      33.75%
American Century -- Twentieth Century Ultra
  (Division 31)..............................     11/02/81            --       17.20%      20.83%      23.98%      22.12%
Founders Growth (Division 30)................     01/05/62            --       14.55%      23.14%      26.95%      24.97%
Neuberger & Berman Guardian Trust (Division
  29)(1).....................................     06/01/50            --       14.06%      18.46%      22.85%      32.42%
Putnam Global Growth (Division 28)...........     09/01/67            --        8.35%      14.54%      13.77%      19.44%
Putnam New Opportunities (Division 26).......     08/31/90         28.33%         --       26.14%      23.80%       8.27%
Putnam OTC & Emerging Growth (Division 27)...     11/01/82            --       14.41%      23.02%      23.57%       1.43%
Scudder Growth and Income (Division 21)(2)...     11/13/84            --       13.23%      18.94%      23.62%      33.64%
Templeton Foreign (Division 32)..............     10/05/82            --       11.07%      13.70%      10.99%      18.46%
Vanguard Fixed Income Securities Fund-Long-
  Term Corporate Portfolio (Division 22).....     07/09/73            --        9.64%       6.32%       8.93%       6.82%
Vanguard Fixed Income Securities Fund-Long-
  Term U.S. Treasury Portfolio (Division
  23)........................................     05/19/86            --        9.24%       6.34%       8.94%       5.94%
Vanguard/Wellington (Division 25)............     07/01/29            --       11.37%      14.36%      19.42%      20.99%
Vanguard/Windsor II (Division 24)............     06/24/85            --       13.41%      18.43%      26.26%      31.86%


---------------


 * The returns shown are since inception for the Divisions that have been in existence for less than ten years.


(1) The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                    FUND
                                                  INCEPTION      SINCE*
               FUND AND DIVISION                    DATE        INCEPTION    10 YEARS     5 YEARS     3 YEARS      1 YEAR
               -----------------                  ---------     ---------    --------     -------     -------      ------
AGSPC Growth (Division 15).....................   04/29/94           23.69%         --          --       27.24%        21.67%
AGSPC International Government Bond
  (Division 13)................................   10/01/91            7.19          --        4.81%       5.34%        -1.92%
AGSPC Money Market (Division 6)................   01/16/86              --        4.41%       3.28        4.17          4.07
AGSPC Science & Technology (Division 17).......   04/29/94           32.56          --          --       32.28         16.07
AGSPC Social Awareness (Division 12)...........   10/02/89           14.36          --       19.18       29.07         38.29
AGSPC Stock Index (Division 10)................   04/20/87                       12.74       19.21       28.38         38.85
American Century -- Twentieth Century Ultra
  (Division 31)................................   11/02/81              --       17.30       21.40       25.15         27.22
Founders Growth (Division 30)..................   01/05/62              --       14.65       23.68       28.08         30.07
Neuberger&Berman Guardian Trust (Division
  29)(1).......................................   06/01/50              --       14.16       19.06       24.04         37.52
Putnam Global Growth (Division 28).............   09/01/67              --        8.44       15.21       15.14         24.53
Putnam New Opportunities (Division 26).........   08/31/90           28.47          --       26.63       24.98         13.35
Putnam OTC & Emerging Growth (Division 27).....   11/01/82              --       14.51       23.56       24.75          6.29
Scudder Growth and Income (Division 21)........   11/13/84              --       13.32       19.53       24.81         38.74
Templeton Foreign (Division 32)................   10/05/82              --       11.17       14.39       12.42         23.55
Vanguard Fixed Income Securities Fund Long-Term
  Corporate Portfolio (Division 22)............   07/09/73              --        9.73        7.18       10.40         11.90
Vanguard Fixed Income Securities Fund Long-Term
  U.S. Treasury Portfolio (Division 23)........   05/19/86              --        9.33        7.20       10.41         11.01
Vanguard/Wellington (Division 25)..............   07/01/29              --       11.46       15.03       20.68         26.08
Vanguard/Windsor II (Division 24)..............   06/24/85              --       13.51       19.04       27.40         36.96


                                                                       TABLE III
                               CUMULATIVE RETURN

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                 FUND
                                               INCEPTION      SINCE*
             FUND AND DIVISION                   DATE        INCEPTION     10 YEARS       5 YEARS       3 YEARS      1 YEAR
             -----------------                 ---------     ---------     --------       -------       -------      ------
AGSPC Growth (Division 15)..................   04/29/94          106.77%           --            --        106.02%      21.67%
AGSPC International Government Bond
  (Division 13).............................   10/01/91           51.71            --         26.50%        16.88       -1.92
AGSPC Money Market (Division 6).............   01/16/86              --         53.90%        17.50         13.03        4.07
AGSPC Science & Technology (Division 17)....   04/29/94          161.96            --            --        131.49       16.07
AGSPC Social Awareness (Division 12)........   10/02/89          189.24            --        140.42        115.01       38.29
AGSPC Stock Index (Division 10).............   04/20/87                        231.65        140.79        111.61       38.85
American Century -- Twentieth Century Ultra
  (Division 31).............................   11/02/81              --        393.20        163.68         96.04       27.22
Founders Growth (Division 30)...............   01/05/62              --        292.30        189.38        110.11       30.07
Neuberger&Berman Guardian Trust (Division
  29)(1)....................................   06/01/50              --        275.95        139.26         90.86       37.52
Putnam Global Growth (Division 28)..........   09/01/67              --        124.84        102.96         52.64       24.53
Putnam New Opportunities (Division 26)......   08/31/90          489.72            --        225.62         95.23       13.35
Putnam OTC & Emerging Growth (Division
  27).......................................   11/01/82              --        287.59        187.97         94.14        6.29
Scudder Growth and Income (Division 21).....   11/13/84              --        249.29        144.04         94.40       38.74
Templeton Foreign (Division 32).............   10/05/82              --        188.24         95.85         42.08       23.55
Vanguard Fixed Income Securities Fund Long-
  Term Corporate Portfolio (Division 22)....   07/09/73              --        153.17         41.47         34.57       11.90
Vanguard Fixed Income Securities Fund Long-
  Term U.S. Treasury Portfolio (Division
  23).......................................   05/19/86              --        144.02         41.57         34.60       11.01
Vanguard/Wellington (Division 25)...........   07/01/29              --        196.00        101.43         75.74       26.08
Vanguard/Windsor II (Division 24)...........   06/24/85              --        255.01        139.00        106.79       36.96


---------------


 * The returns shown are since inception for the Divisions that have been in existence for less than ten years.

                                                                        TABLE IV

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS E
                                            --------------------------------------------------------
FUND AND DIVISION                             1997        1996        1995        1994        1993
-----------------                           --------    --------    --------    --------    --------
AGSPC Growth (Division 15)................     21.67%     22.08%      38.69%       0.37%*
AGSPC International Government Bond
 (Division 13)............................     (1.92)      3.18       15.50        3.10        4.97%
AGSPC Money Market (Division 6)...........      4.07       4.06        4.38        2.24        1.68
AGSPC Science & Technology (Division
 17)......................................     16.07      16.07       71.82       13.16*
AGSPC Social Awareness (Division 12)......     38.29      20.59       28.93       (2.06)      14.17
AGSPC Stock Index (Division 10)...........     38.85      18.91       28.17        1.83       11.75
American Century -- Twentieth Century
 Ultra (Division 31)......................     27.22       9.84       40.29       (9.14)      48.03
Founders Growth (Division 30).............     30.07      17.47       37.50       (3.96)      43.42
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................     37.52       6.00       30.93        5.00       19.38
Putnam Global Growth (Division 28)........     24.53      13.60        7.90        9.48       21.45
Putnam New Opportunities (Division 26)....     13.35      25.03       37.76        5.88       57.52
Putnam OTC & Emerging Growth (Division
 27)......................................      6.29      25.35       45.72        1.83       45.66
Scudder Growth and Income (Division 21)...     36.74      16.64       18.11        6.72       17.63
Templeton Foreign (Division 32)...........     23.55       8.98        5.52       15.87       18.96
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................     11.90       1.51       18.47       (8.20)      14.53
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................     11.01       0.19       21.01      (11.21)      18.46
Vanguard/Wellington (Division 25).........     26.08      13.94       22.33        1.63       12.78
Vanguard/Windsor II (Division 24).........     36.96      19.13       26.73       (0.20)      15.81

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED SEPTEMBER 30*
                                            ------------------------------------------------------
FUND AND DIVISION                            1992       1991        1990        1989        1988
-----------------                           ------    --------    --------    --------    --------
AGSPC Growth (Division 15)................
AGSPC International Government Bond
 (Division 13)............................   19.93%*
AGSPC Money Market (Division 6)...........    2.72       5.26%       6.94%       7.95%       4.94%
AGSPC Science & Technology (Division
 17)......................................
AGSPC Social Awareness (Division 12)......    6.35      25.87      (10.12)
AGSPC Stock Index (Division 10)...........    9.17      27.93      (10.65)      28.75      (14.27)
American Century -- Twentieth Century
 Ultra (Division 31)......................    0.17      82.01      (13.21)      45.03      (18.50)
Founders Growth (Division 30).............    3.31      32.93      (19.68)      49.10      (17.57)
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................   15.71      37.23      (18.48)      25.62       (3.37)
Putnam Global Growth (Division 28)........   (0.48)     20.99      (10.94)      27.00      (18.68)
Putnam New Opportunities (Division 26)....   11.98      76.52       (8.48)*
Putnam OTC & Emerging Growth (Division
 27)......................................    7.15      42.48      (23.83)      33.37      (13.22)
Scudder Growth and Income (Division 21)...   11.19      26.63      (11.95)      31.18      (12.00)
Templeton Foreign (Division 32)...........    3.25      15.09        1.77       28.65       (5.40)
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................   15.05      19.11        1.57       11.97       14.83
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................   11.34      19.09        0.30       13.29       14.39
Vanguard/Wellington (Division 25).........   10.07      24.35       (9.59)      20.61       (1.54)
Vanguard/Windsor II (Division 24).........   13.30      31.14      (19.22)      30.00       (4.80)


                                            CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD
                                            --------------------------------------------------------
FUND AND DIVISION                             1997        1996        1995        1994        1993
-----------------                           --------    --------    --------    --------    --------
AGSPC Growth (Division 15)................   106.77%      69.94%      39.20%       0.37%*
AGSPC International Government Bond
 (Division 13)............................    51.71       54.69       49.91       29.80       25.89%
AGSPC Money Market (Division 6)...........    53.90       47.89       42.13       36.16       33.18
AGSPC Science & Technology (Division
 17)......................................   161.96      125.68       94.44       13.16*
AGSPC Social Awareness (Division 12)......   189.24      109.16       73.45       34.53       37.35
AGSPC Stock Index (Division 10)...........   231.65      138.85      100.88       56.73       53.92
American Century -- Twentieth Century
 Ultra (Division 31)......................   393.21      287.68      252.94      151.59      176.89
Founders Growth (Division 30).............   292.30      201.61      156.74       86.72       94.42
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................   275.95      173.38      157.91       96.98       87.59
Putnam Global Growth (Division 28)........   124.84       80.56       58.94       47.30       34.54
Putnam New Opportunities (Division 26)....   489.72      420.26      316.11      202.06      185.28
Putnam OTC & Emerging Growth (Division
 27)......................................   287.59      264.66      190.92       99.64       96.05
Scudder Growth and Income (Division 21)...   249.29      151.77      112.21       79.67       68.36
Templeton Foreign (Division 32)...........   188.24      133.30      114.07      102.87       75.08
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................   153.17      126.25      122.89       88.14      104.95
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................   144.02      119.81      119.39       81.29      104.17
Vanguard/Wellington (Division 25).........   196.00      134.76      106.04       68.43       65.73
Vanguard/Windsor II (Division 24).........   255.01      159.20      117.58       71.68       72.02

                                            CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 09/30/87*
                                            ------------------------------------------------------
FUND AND DIVISION                            1992       1991        1990        1989        1988
-----------------                           ------    --------    --------    --------    --------
AGSPC Growth (Division 15)................
AGSPC International Government Bond
 (Division 13)............................   19.93%*
AGSPC Money Market (Division 6)...........   30.98      27.52%      21.15%      13.29%       4,94%
AGSPC Science & Technology (Division
 17)......................................
AGSPC Social Awareness (Division 12)......   20.31      13.13      (10.12)*
AGSPC Stock Index (Division 10)...........   37.73      26.16       (1.38)      10.38      (14.27)
American Century -- Twentieth Century
 Ultra (Division 31)......................   87.04      86.72        2.59       18.20      (18.50)
Founders Growth (Division 30).............   35.56      31.22       (1.28)      22.90      (17.57)
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................   57.13      35.80       (1.04)      21.38       (3.37)
Putnam Global Growth (Division 28)........   10.78      11.29       (8.02)       3.28      (18.68)
Putnam New Opportunities (Division 26)....   81.11      61.73       (8.38)*
Putnam OTC & Emerging Growth (Division
 27)......................................   34.59      25.61      (11.84)      15.75      (13.22)
Scudder Growth and Income (Division 21)...   43.13      28.72        1.65       15.44      (12.00)
Templeton Foreign (Division 32)...........   47.18      42.54       23.86       21.70       (5.40)
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................   78.96      55.55       30.59       28.57       14.83
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................   72.36      54.81       29.99       29.60       14.39
Vanguard/Wellington (Division 25).........   46.95      33.51        7.36       18.75       (1.54)
Vanguard/Windsor II (Division 24).........   48.54      31.10       (0.03)      23.75       (4.80)


------------

 * For the year in which a Division was initiated, less than a full year's performance has been reflected. Actual, not annualized, performance is reflected.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.


VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.



VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.



In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.



VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or an IRA, or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 unfunded deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred compensation plans of private employers.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers. TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the amount by which a distribution exceeds investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory

--------------------------------------------------------------------------------

of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration fee charges
(1% - 1.25%) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax

--------------------------------------------------------------------------------

contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                         TAX-FAVORED        CONVENTIONAL
                         RETIREMENT           SAVINGS
                           PROGRAM            ACCOUNT
                         -----------        ------------
Annual amount
  available for
  savings before
  federal taxes......        $2,500              $2,500
Current federal
  income tax due on
  Purchase
  Payments...........             0                (700)
Net retirement plan
  Purchase
  Payments...........        $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes on $2,500 contributed to the conventional savings account remains in the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

    ------------------------------------------------------------------------
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

Name: ----------------------------------------      G.A. #----------------------

Address: -------------------------------------      Policy # -------------------

Social Security Number:-----------------------
--------------------------------------------------------------------------------------------------------

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION



                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    8
    Tax Consequences of Distributions...............    9
    Special Tax Consequences -- Early Distribution..   10
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   11
    Exchanges From Independence Plus Contracts......   12
    Exchanges From V-Plan Contracts.................   13
    Exchanges From SA-1 and SA-2 Contracts..........   14
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   17
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total
     Surrender......................................   18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    Money Market Division Yields....................   19
    Calculation of Yield for Money Market
      Division Six..................................   19
    Illustration of Calculation of Yield for Money
      Market Division Six...........................   19
    Calculation of Effective Yield for Money Market
      Division Six..................................   19
    Illustration of Calculation of Effective Yield
      for Money Market Division Six.................   19
Standardized Yield for Bond Fund Divisions..........   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared
      to Benchmark Tables...........................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   25
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   25



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   26
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   26
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   27
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   27
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   28
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   29
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   29
    Putnam OTC & Emerging Growth Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   30
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Fixed Income Securities Fund -- Long-
      Term Corporate Portfolio Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   32
    Vanguard Fixed Income Securities Fund -- Long-
      Term U.S. Treasury Portfolio Division Twenty-
      three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   32
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   33
Payout Payments.....................................   34
    Assumed Investment Rate.........................   34
    Amount of Payout Payments.......................   34
    Payout Unit Value...............................   34
    Illustration of Calculation of Payout Unit
      Value.........................................   35
    Illustration of Payout Payments.................   35
Distribution of Variable Annuity Contracts..........   36
Experts.............................................   36
Comments on Financial Statements....................   37

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844


1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433


165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700


230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001



11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145


7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330


1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022


8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099

410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840


90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611


University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030

5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253


 There are also more than forty branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC

             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792

                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC


================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A
FOR SERIES 2.1.20 TO 2.12.20                                     January 1, 1998

PROSPECTUS

Portfolio Director 2 consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director 2 is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director 2 permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                            Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*

American General Series Portfolio     Founders Funds, Inc.:                  Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                   Templeton Foreign Fund
  Growth Fund                         Neuberger&Berman Management Inc.:
  International Government Bond Fund  Neuberger&Berman Guardian Trust        The Vanguard Group, Inc.:
  Money Market Fund                                                          Vanguard Fixed Income
  Science & Technology Fund           Putnam Investments:                        Securities Fund --
  Social Awareness Fund               Putnam Global Growth Fund                  Long-Term Corporate
  Stock Index Fund                    Putnam New Opportunities Fund              Portfolio
                                      Putnam OTC & Emerging Growth           Vanguard Fixed Income
American Century Investment           Fund                                       Securities Fund --
  Management, Inc.:                                                              Long-Term U.S.
  American Century -- Twentieth       Scudder, Stevens & Clark, Inc.:            Treasury Portfolio
  Century Ultra Fund                  Scudder Growth and Income Fund         Vanguard/Wellington Fund
                                                                             Vanguard/Windsor II

* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated January 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

                                               PAGE
                                               ----
ABOUT THE PROSPECTUS.........................     1
PROFILE OF PORTFOLIO DIRECTOR 2..............     2
FEE TABLE....................................     4
SELECTED PURCHASE UNIT DATA..................     7
ABOUT PORTFOLIO DIRECTOR 2...................     9
ABOUT VALIC..................................     9
ABOUT VALIC SEPARATE ACCOUNT A...............     9
VARIABLE ACCOUNT OPTIONS.....................    10
     Summary of Funds........................    10
PURCHASE PERIOD..............................    20
     Purchase Payments.......................    20
     Purchase Units..........................    20
     Calculation of Purchase Unit Value......    20
     Choosing Investment Options.............    21
          Fixed Account Options..............    21
          Variable Account Options...........    21
     Stopping Purchase Payments..............    21
TRANSFERS BETWEEN INVESTMENT OPTIONS.........    22
     During the Purchase Period..............    22
     During the Payout Period................    22
     Communicating Transfer or Reallocation
       Instructions..........................    22
     Effective Date of Transfer..............    22
FEES AND CHARGES.............................    23
     Account Maintenance Fee.................    23
     Surrender Charge........................    23
          Amount of Surrender Charge.........    23
          10% Free Withdrawal................    23
          Exceptions to Surrender
            Charge...........................    23
     Premium Tax Charge......................    24
     Separate Account Charges................    24
     Fund Annual Expense Charge..............    24
     Other Tax Charges.......................    24
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       Fee Charges...........................    24
     Separate Account Expense
       Reimbursement.........................    25
PAYOUT PERIOD................................    26
     Fixed Payout............................    26
     Variable Payout.........................    26
     Combination Fixed and Variable Payout...    26
     Payout Date.............................    26
     Payout Options..........................    26
     Enhancements to Payout Options..........    27
     Payout Information......................    27
SURRENDER OF ACCOUNT VALUE...................    28
     When Surrenders are Allowed.............    28
     Amount That May Be Surrendered..........    28
     Surrender Restrictions..................    28
     Partial Surrenders......................    28
     Systematic Withdrawals..................    28
     Distributions Required By Federal Tax
       Law...................................    29
EXCHANGE PRIVILEGE...........................    30
     Restrictions on Exchange Privilege......    30
     Taxes and Conversion Costs..............    30

                                               PAGE
                                               ----
     Surrender Charge........................    30
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2............................    30
     Exchange Offer for Portfolio Director
       and Portfolio Director 2..............    31
     Comparison of Contracts.................    31
     Features of Portfolio Director 2........    31
     Agents' and Managers' Retirement Plan
       Exchange Offer........................    31

DEATH BENEFITS...............................    33
     Beneficiary Information.................    33
     Special Information for Individual
       Non-Tax Qualified Contracts...........    33
     During the Purchase Period..............    33
          Interest Guaranteed Death
            Benefit..........................    33
          Standard Death Benefit.............    34
     During the Payout Period................    34

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................    35
     Types of Investment Performance
       Information Advertised................    35
       Total Return Performance
       Information...........................    35
       Standard Average Annual Total
       Return................................    35
       Nonstandard Average Annual Total
       Return................................    35
       Cumulative Total Return...............    35
       Annual Change in Purchase Unit
       Value.................................    35
       Cumulative Change in Purchase Unit
          Value..............................    36
       Total Return Based on Different
          Investment Amounts.................    36
       An Assumed Account Value of $10,000..     36
     Yield Performance Information...........    36
       AGSPC Money Market Division...........    36
       Divisions Other Than The AGSPC Money
          Market Division....................    36
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables............    36

OTHER CONTRACT FEATURES......................    40
     Changes That May Not Be Made............    40
     Change of Beneficiary...................    40
     Contingent Owner........................    40
     Cancellation -- The 20 Day "Free
       Look".................................    40
     We Reserve Certain Rights...............    40
     Relationship to Employer's Plan.........    40

VOTING RIGHTS................................    41
     Who May Give Voting Instructions........    41
     Determination of Fund Shares
       Attributable to Your Account..........    41
       During Purchase Period................    41
       During Payout Period or after a Death
          Benefit Has Been Paid..............    41
     How Fund Shares Are Voted...............    41

FEDERAL TAX MATTERS..........................    42
     Type of Plans...........................    42
     Tax Consequences in General.............    42
     Effect of Tax-Deferred Accumulations....    43


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

         Account Value
         Annuitant
         Assumed Investment Rate
         Beneficiary
         Contract Owner
         Division
         Fixed Account Options
         Home Office
         Mutual Fund or Fund
         Participant
         Participant Year
         Payout Period
         Payout Unit
         Purchase Payments
         Purchase Period
         Purchase Unit
         VALIC Separate Account A
         Variable Account Options

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.
This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. This summary is called the "Profile of Portfolio Director 2." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PROFILE OF PORTFOLIO DIRECTOR 2
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century --      Capital growth through                                      American Century
FUNDS               Twentieth Century        investments in common
                    Ultra Fund               stock
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Growth of capital through                                   Founders
                    Growth                   investment in common stock of
                    Fund                     well established, high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger&Berman         Capital appreciation through                                Neuberger&Berman
                    Guardian Trust           investment in common stocks of                              Management Inc.
                                             long established, high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally                     Putnam
                    Growth Fund              diversified portfolio of common stocks
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation                              Putnam
                    Opportunities Fund       through investment in common stock
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam
                    Emerging Growth          investments in common stocks of
                    Fund                     small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder
                    and Income Fund          income and growth of income
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Growth through investments                                  Templeton
                    Foreign                  in companies and governments
                    Fund                     outside the U.S.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard/                Growth and income through                                   Vanguard
                    Windsor II               investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard/                Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment                                   Vanguard
                    Securities               in long-term quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --

----------------------------------------------------------------------------------------------------

                     SUBADVISER
------------------------------------------------------------------------------------------------------------------------

INDEX                Bankers Trust
EQUITY
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     Neuberger&
                     Berman, LLC

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND

-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration fee computed at an aggregate annualized rate of 0.80% to 1.05% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser.

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                               MORTALITY                        SEPARATE
                                  AND                            ACCOUNT
                              EXPENSE RISK   ADMINISTRATION      EXPENSE      TOTAL SEPARATE
            FUND                 FEE(3)          FEE(3)       REIMBURSEMENT    ACCOUNT FEE
            ----              ------------   --------------   -------------   --------------
AGSPC Growth                      0.25%           0.55%             --             0.80%
AGSPC International
  Government Bond                 0.25            0.55              --             0.80
AGSPC Money Market                0.25            0.55              --             0.80
AGSPC Science & Technology        0.25            0.55              --             0.80
AGSPC Social Awareness            0.25            0.55              --             0.80
AGSPC Stock Index                 0.25            0.55              --             0.80
American Century -- Twentieth
  Century Ultra(4)                0.25            0.80            (.20%)           0.85
Founders Growth(4)                0.25            0.80            (.25)            0.80
Neuberger&Berman Guardian
  Trust(4)                        0.25            0.80            (.25)            0.80
Putnam Global Growth(4)           0.25            0.80            (.25)            0.80
Putnam New Opportunities(4)       0.25            0.80            (.25)            0.80
Putnam OTC & Emerging
  Growth(4)                       0.25            0.80            (.25)            0.80
Scudder Growth and Income(4)      0.25            0.80            (.25)            0.80
Templeton Foreign(4)              0.25            0.80            (.25)            0.80
Vanguard Fixed Income
  Securities Fund --
  Long-Term Corporate
  Portfolio                       0.25            0.80              --             1.05
Vanguard Fixed Income
  Securities Fund --
  Long-Term U.S. Treasury
  Portfolio                       0.25            0.80              --             1.05
Vanguard/Wellington               0.25            0.80              --             1.05
Vanguard/Windsor II               0.25            0.80              --             1.05

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):

                                             MANAGEMENT      OTHER      TOTAL FUND
                   FUND                         FEES      EXPENSES(5)    EXPENSES
                   ----                      ----------   -----------   ----------
AGSPC Growth                                   0.80%        0.06%         0.86%
AGSPC International Government Bond             0.50         0.06          0.56
AGSPC Money Market                              0.50         0.07          0.57
AGSPC Science & Technology                      0.90         0.06          0.96
AGSPC Social Awareness                          0.50         0.06          0.56
AGSPC Stock Index                               0.27         0.07          0.34
American Century -- Twentieth Century Ultra     1.00         0.00          1.00
Founders Growth                                 0.71         0.48          1.19
Neuberger&Berman Guardian Trust(6)              0.84         0.04          0.88
Putnam Global Growth                            0.65         0.62          1.27
Putnam New Opportunities                        0.50         0.56          1.06
Putnam OTC & Emerging Growth                    0.60         0.51          1.11
Scudder Growth and Income                       0.49         0.29          0.78
Templeton Foreign                               0.61         0.51          1.12
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio                 0.03         0.25          0.28
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio             0.01         0.24          0.25
Vanguard/Wellington                             0.04         0.27          0.31
Vanguard/Windsor II                             0.13         0.26          0.39


                            See footnotes on page 6.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
AGSPC Growth Division 15                      $        $         $          $
AGSPC International Government Bond Division
  13
AGSPC Money Market Division 6
AGSPC Science & Technology Division 17
AGSPC Social Awareness Division 12
AGSPC Stock Index Division 10
American Century -- Twentieth Century Ultra
  Division 31
Founders Growth Division 30
Neuberger&Berman Guardian Trust
  Division 29
Putnam Global Growth Division 28
Putnam New Opportunities Division 26
Putnam OTC & Emerging Growth Division 27
Scudder Growth and Income Division 21
Templeton Foreign Division 32
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division
  23
Vanguard/Wellington Division 25
Vanguard/Windsor II Division 24

EXAMPLE #2 -- Assuming No Surrender at the End of the
                    Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
AGSPC Growth Division 15                      $        $         $          $
AGSPC International Government Bond Division
  13
AGSPC Money Market Division 6
AGSPC Science & Technology Division 17
AGSPC Social Awareness Division 12
AGSPC Stock Index Division 10
American Century -- Twentieth Century Ultra
  Division 31
Founders Growth Division 30
Neuberger&Berman Guardian Trust
  Division 29
Putnam Global Growth Division 28
Putnam New Opportunities Division 26
Putnam OTC & Emerging Growth Division 27
Scudder Growth and Income Division 21
Templeton Foreign Division 32
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division
  23
Vanguard/Wellington Division 25
Vanguard/Windsor II Division 24

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $        $         $          $
AGSPC International Government Bond Division 13
AGSPC Money Market Division 6
AGSPC Science & Technology Division 17
AGSPC Social Awareness Division 12
AGSPC Stock Index Division 10
American Century -- Twentieth Century Ultra
  Division 31
Founders Growth Division 30
Neuberger&Berman Guardian Trust
  Division 29
Putnam Global Growth Division 28
Putnam New Opportunities Division 26
Putnam OTC & Emerging Growth Division 27
Scudder Growth and Income Division 21
Templeton Foreign Division 32
Vanguard Fixed Income Securities Fund -- Long-
  Term Corporate Portfolio Division 22
Vanguard Fixed Income Securities Fund -- Long-
  Term U.S. Treasury Portfolio Division 23
Vanguard/Wellington Division 25
Vanguard/Windsor II Division 24

------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) The mortality and expense risk fee and administration fee reflected in the Fee Table is deducted during the purchase period. The mortality and expense risk fee and administration fee deducted during the payout period is computed at an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Option selected.

(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century -- Twentieth Century (0.20%), Founders (0.25%), Neuberger&Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%).

(5) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. Additionally for the Founders, Putnam and Templeton Funds, this includes distribution fees at the rate of 0.25%. See each Fund's prospectus for a detailed explanation of these fees.

(6) The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


Portfolio Director 2 Series 2.1.20 to 2.12.20 is a new variable annuity product; therefore, there is no selected per share Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Twelve of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio
  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management, Inc. serves as investment adviser.

- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder, Stevens & Clark, Inc. -- offers 1 fund for which Scudder, Stevens & Clark Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the change in an Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown are since the inception of the Division or the last 10 fiscal years (except for the Putnam New Opportunities Division which shows the Account Value since the inception date of the underlying Fund). For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
      July 1, 1987          $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987
                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987
                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA
FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in a large number of common stocks of long-established, high quality companies.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

PUTNAM GLOBAL GROWTH
FUND
Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

 * The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests, in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger& Berman Management Incorporated ("N&B Management"). N&B Management voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The performance information for the Trust before August 3, 1993 is for the Fund and its predecessor, which had an inception date of June 1, 1950. For more information about the Trust's "master/feeder structure" see the Trust's prospectus.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

[CHART]
                           PERIOD ENDED SEPTEMBER 30

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

[CHART]
                           PERIOD ENDED SEPTEMBER 30

TEMPLETON FOREIGN FUND
Class I Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade corporate and government bonds.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests at least 85% of its assets in long-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                  [CHART]

                           PERIOD ENDED SEPTEMBER 30

VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88
        09/30/89
        09/30/90
        09/30/91
        09/30/92
        09/30/93
        09/30/94
        09/30/95
        09/30/96
        09/30/97

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                   [CHART]

                           PERIOD ENDED SEPTEMBER 30

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                        Initial    Subsequent
    Contract Type       Payment     Payment
Periodic Payment        $   30        $ 30
Single Payment          $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment accompanies an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income
  and capital gains and losses
  (whether realized or unrealized) on
  that day from the assets
  attributable to the Division.
+ (DIVIDED BY)
  The value of the Division for
  the immediately preceding day on
  which the values are calculated.


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate
  (calculated in Step 1)
- (MINUS)
  Separate Account charges and any
  income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate
  preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated
  in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director 2 Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed
  Account Options
= (EQUALS)
  All Purchase Payments made to the
  Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable
  Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn
  from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into
                                            Short-Term Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                            % OF ACCOUNT
                  --------------------------------     OTHER
 ACCOUNT OPTION      VALUE          FREQUENCY       RESTRICTIONS
 --------------   -----------  -------------------  ------------
Variable:         Up to 100%   Once every 365 days      None
Combination
 Fixed
 and Variable     Up to 100%   Once every 365 days      None
 Payout:          of money in
                   variable
                    option
                    payout
Fixed:                Not              --                --
                   permitted

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.80% to 1.05% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee. For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

The mortality and expense risk fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section of this prospectus.

The administration fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration, record keeping and marketing, (including but not limited to enrollment, participant communication and education).

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration fee for Portfolio Director 2 may

--------------------------------------------------------------------------------

be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

     Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

     Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

     The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

     A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

     Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administrative fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

--------------------------------------------------------------------------------

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director 2 to other contract forms are not permitted (Exchanges between Portfolio Director 2 and other contracts in the Portfolio Director series of annuities are permitted.)

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. You may also exchange from Portfolio Director 2 to Portfolio Director. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restriction between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. Exchanges to Portfolio Director will be permitted. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the
Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
 proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
 in Fixed Account Option
- (MINUS)
 Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

 Value of Variable Account Option on date proof of death is received by VALIC
  OR
 100% of Purchase Payments placed in
 Variable Account Options
- (MINUS)
 Prior withdrawals (out of) or transfers
 (out of) the Variable Account Option
+ (PLUS)
 Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.
DURING THE PURCHASE PERIOD

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

 Your Account Value on the Date Proof of Death is
 Received by VALIC
  OR
 100% of Purchase Payments (to Fixed
 and/or Variable Account Options)
-- (MINUS)
 Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Under federal tax laws if the Life with Guaranteed Periods Option is chosen on a variable basis, it may be treated in the same manner as a surrender of your Portfolio Director 2 account. If your account is surrendered the full amount your Beneficiary receives will normally be treated as income for that year. This amount generally will also be taxed at rates used for ordinary income.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the

Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual changes in the Purchase Unit Value based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The 7-day Current Yield for the last 7 days ended [June 30, 1997 was 4.35%].

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The 7-day Effective Yield for the last 7 days ended [June 30, 1997 was 4.45%].

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the deduction of a mortality and expense risk fee and administration fee at an aggregate annualized rate of 0.80% to 1.05% on the daily net asset value of VALIC Separate Account A during the purchase period. The performance information presented in the following tables reflects the deduction of a mortality and expense risk and administration fee at an aggregate annualized rate of 1.00% to 1.25% on the daily net asset value of VALIC Separate Account A during the payout period. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
                       (PERIOD ENDED SEPTEMBER 30, 1997)

                                                  FUND
                                                INCEPTION       SINCE
              FUND AND DIVISION                   DATE        INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
              -----------------                 ---------     ----------    --------    -------     -------      ------
AGSPC Growth (Division 15)...................     04/29/94                        --          --
AGSPC International Government Bond (Division
  13)........................................     10/01/91
AGSPC Money Market (Division 6)..............     01/16/86
AGSPC Science & Technology (Division 17).....     04/29/94
AGSPC Social Awareness (Division 12).........     10/02/89
AGSPC Stock Index (Division 10)..............     04/20/87
American Century -- Twentieth Century Ultra
  (Division 31)..............................     11/02/81
Founders Growth (Division 30)................     01/05/62
Neuberger & Berman Guardian Trust (Division
  29)(1).....................................     06/01/50
Putnam Global Growth (Division 28)...........     09/01/67
Putnam New Opportunities (Division 26).......     08/31/90
Putnam OTC & Emerging Growth (Division 27)...     11/01/82
Scudder Growth and Income (Division 21)(2)...     11/13/84
Templeton Foreign (Division 32)..............     10/05/82
Vanguard Fixed Income Securities Fund-Long-
  Term Corporate Portfolio (Division 22).....     07/09/73
Vanguard Fixed Income Securities Fund-Long-
  Term U.S. Treasury Portfolio (Division
  23)........................................     05/19/86
Vanguard/Wellington (Division 25)............     07/01/29
Vanguard/Windsor II (Division 24)............     06/24/85

---------------

 * The returns shown are since inception for the Divisions that have been in existence for less than ten years.

(1) The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                       (PERIOD ENDED SEPTEMBER 30, 1997)

                                                    FUND
                                                  INCEPTION      SINCE*
               FUND AND DIVISION                    DATE        INCEPTION    10 YEARS     5 YEARS     3 YEARS      1 YEAR
               -----------------                  ---------     ---------    --------     -------     -------      ------
AGSPC Growth (Division 15).....................   04/29/94                          --          --
AGSPC International Government Bond
  (Division 13)................................   10/01/91
AGSPC Money Market (Division 6)................   01/16/86
AGSPC Science & Technology (Division 17).......   04/29/94
AGSPC Social Awareness (Division 12)...........   10/02/89
AGSPC Stock Index (Division 10)................   04/20/87
American Century -- Twentieth Century Ultra
  (Division 31)................................   11/02/81
Founders Growth (Division 30)..................   01/05/62
Neuberger&Berman Guardian Trust (Division
  29)(1).......................................   06/01/50
Putnam Global Growth (Division 28).............   09/01/67
Putnam New Opportunities (Division 26).........   08/31/90
Putnam OTC & Emerging Growth (Division 27).....   11/01/82
Scudder Growth and Income (Division 21)........   11/13/84
Templeton Foreign (Division 32)................   10/05/82
Vanguard Fixed Income Securities Fund Long-Term
  Corporate Portfolio (Division 22)............   07/09/73
Vanguard Fixed Income Securities Fund Long-Term
  U.S. Treasury Portfolio (Division 23)........   05/19/86
Vanguard/Wellington (Division 25)..............   07/01/29
Vanguard/Windsor II (Division 24)..............   06/24/85

                                                                       TABLE III
                               CUMULATIVE RETURN
                       (PERIOD ENDED SEPTEMBER 30, 1997)

                                                 FUND
                                               INCEPTION      SINCE*
             FUND AND DIVISION                   DATE        INCEPTION     10 YEARS       5 YEARS       3 YEARS      1 YEAR
             -----------------                 ---------     ---------     --------       -------       -------      ------
AGSPC Growth (Division 15)..................   04/29/94                            --            --
AGSPC International Government Bond
  (Division 13).............................   10/01/91
AGSPC Money Market (Division 6).............   01/16/86
AGSPC Science & Technology (Division 17)....   04/29/94
AGSPC Social Awareness (Division 12)........   10/02/89
AGSPC Stock Index (Division 10).............   04/20/87
American Century -- Twentieth Century Ultra
  (Division 31).............................   11/02/81
Founders Growth (Division 30)...............   01/05/62
Neuberger&Berman Guardian Trust (Division
  29)(1)....................................   06/01/50
Putnam Global Growth (Division 28)..........   09/01/67
Putnam New Opportunities (Division 26)......   08/31/90
Putnam OTC & Emerging Growth (Division
  27).......................................   11/01/82
Scudder Growth and Income (Division 21).....   11/13/84
Templeton Foreign (Division 32).............   10/05/82
Vanguard Fixed Income Securities Fund Long-
  Term Corporate Portfolio (Division 22)....   07/09/73
Vanguard Fixed Income Securities Fund Long-
  Term U.S. Treasury Portfolio (Division
  23).......................................   05/19/86
Vanguard/Wellington (Division 25)...........   07/01/29
Vanguard/Windsor II (Division 24)...........   06/24/85

---------------

 * The returns shown are since inception for the Divisions that have been in existence for less than ten years.

                                                                        TABLE IV

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS E
                                            --------------------------------------------------------
FUND AND DIVISION                             1997        1996        1995        1994        1993
-----------------                           --------    --------    --------    --------    --------
AGSPC Growth (Division 15)................
AGSPC International Government Bond
 (Division 13)............................
AGSPC Money Market (Division 6)...........
AGSPC Science & Technology (Division
 17)......................................
AGSPC Social Awareness (Division 12)......
AGSPC Stock Index (Division 10)...........
American Century -- Twentieth Century
 Ultra (Division 31)......................
Founders Growth (Division 30).............
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................
Putnam Global Growth (Division 28)........
Putnam New Opportunities (Division 26)....
Putnam OTC & Emerging Growth (Division
 27)......................................
Scudder Growth and Income (Division 21)...
Templeton Foreign (Division 32)...........
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................
Vanguard/Wellington (Division 25).........
Vanguard/Windsor II (Division 24).........

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED SEPTEMBER 30*
                                            ------------------------------------------------------
FUND AND DIVISION                            1992       1991        1990        1989        1988
-----------------                           ------    --------    --------    --------    --------
AGSPC Growth (Division 15)................
AGSPC International Government Bond
 (Division 13)............................
AGSPC Money Market (Division 6)...........
AGSPC Science & Technology (Division
 17)......................................
AGSPC Social Awareness (Division 12)......
AGSPC Stock Index (Division 10)...........
American Century -- Twentieth Century
 Ultra (Division 31)......................
Founders Growth (Division 30).............
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................
Putnam Global Growth (Division 28)........
Putnam New Opportunities (Division 26)....
Putnam OTC & Emerging Growth (Division
 27)......................................
Scudder Growth and Income (Division 21)...
Templeton Foreign (Division 32)...........
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................
Vanguard/Wellington (Division 25).........
Vanguard/Windsor II (Division 24).........

                                            CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD
                                            --------------------------------------------------------
FUND AND DIVISION                             1997        1996        1995        1994        1993
-----------------                           --------    --------    --------    --------    --------
AGSPC Growth (Division 15)................
AGSPC International Government Bond
 (Division 13)............................
AGSPC Money Market (Division 6)...........
AGSPC Science & Technology (Division
 17)......................................
AGSPC Social Awareness (Division 12)......
AGSPC Stock Index (Division 10)...........
American Century -- Twentieth Century
 Ultra (Division 31)......................
Founders Growth (Division 30).............
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................
Putnam Global Growth (Division 28)........
Putnam New Opportunities (Division 26)....
Putnam OTC & Emerging Growth (Division
 27)......................................
Scudder Growth and Income (Division 21)...
Templeton Foreign (Division 32)...........
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................
Vanguard/Wellington (Division 25).........
Vanguard/Windsor II (Division 24).........

                                            CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 09/30/87* #####
                                            ------------------------------------------------------
FUND AND DIVISION                            1992       1991        1990        1989        1988
-----------------                           ------    --------    --------    --------    --------
AGSPC Growth (Division 15)................
AGSPC International Government Bond
 (Division 13)............................
AGSPC Money Market (Division 6)...........
AGSPC Science & Technology (Division
 17)......................................
AGSPC Social Awareness (Division 12)......
AGSPC Stock Index (Division 10)...........
American Century -- Twentieth Century
 Ultra (Division 31)......................
Founders Growth (Division 30).............
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................
Putnam Global Growth (Division 28)........
Putnam New Opportunities (Division 26)....
Putnam OTC & Emerging Growth (Division
 27)......................................
Scudder Growth and Income (Division 21)...
Templeton Foreign (Division 32)...........
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................
Vanguard/Wellington (Division 25).........
Vanguard/Windsor II (Division 24).........

------------

 * For the year in which a Division was initiated, less than a full year's performance has been reflected. Actual, not annualized, performance is reflected.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or an IRA, or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 unfunded deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred compensation plans of private employers.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers. TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the amount by which a distribution exceeds investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory

--------------------------------------------------------------------------------

of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration fee charges (0.80% - 1.05% during the purchase period and 1%-1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax

----------------------------------------------------------------------------

contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                         TAX-FAVORED        CONVENTIONAL
                         RETIREMENT           SAVINGS
                           PROGRAM            ACCOUNT
                         -----------        ------------
Annual amount
  available for
  savings before
  federal taxes......        $2,500              $2,500
Current federal
  income tax due on
  Purchase
  Payments...........             0                (700)
Net retirement plan
  Purchase
  Payments...........        $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes on $2,500 contributed to the conventional savings account remains in the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

            REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

            CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    8
    Tax Consequences of Distributions...............    9
    Special Tax Consequences -- Early
      Distribution..................................   10
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   11
    Exchanges From Independence Plus Contracts......   12
    Exchanges From V-Plan Contracts.................   13
    Exchanges From SA-1 and SA-2 Contracts..........   14
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   17
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total Surrender..  18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    Money Market Division Yields....................   19
    Calculation of Yield for Money Market
      Division Six..................................   19
    Illustration of Calculation of Yield for Money
      Market Division Six...........................   19
    Calculation of Effective Yield for Money Market
      Division Six..................................   19
    Illustration of Calculation of Effective Yield
      for Money Market Division Six.................   19
Standardized Yield for Bond Fund Divisions..........   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared
      to Benchmark Tables...........................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   25
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   25

                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   26
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   26
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   27
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   27
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   28
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   29
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   29
    Putnam OTC & Emerging Growth Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   30
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Fixed Income Securities Fund -- Long-
      Term Corporate Portfolio Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   32
    Vanguard Fixed Income Securities Fund -- Long-
      Term U.S. Treasury Portfolio Division Twenty-
      three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   32
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   33
Payout Payments.....................................   34
    Assumed Investment Rate.........................   34
    Amount of Payout Payments.......................   34
    Payout Unit Value...............................   34
    Illustration of Calculation of Payout Unit
      Value.........................................   35
    Illustration of Payout Payments.................   35
Distribution of Variable Annuity Contracts..........   36
Experts.............................................   36
Comments on Financial Statements....................   37

============================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700

230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001

11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330

1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099

410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840

90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611

University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030

5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253

 There are also more than forty branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A
FOR SERIES 2.1.40 TO 2.12.40                                     January 1, 1998

PROSPECTUS

Portfolio Director 2 consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director 2 is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director 2 permits you to invest in and receive retirement benefits from Fixed Account Options and/or Variable Account Options. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:

TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                            Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*

American General Series Portfolio     Founders Funds, Inc.:                  Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                   Templeton Foreign Fund
  Growth Fund                         Neuberger&Berman Management Inc.:
  International Government Bond Fund  Neuberger&Berman Guardian Trust        The Vanguard Group, Inc.:
  Money Market Fund                                                          Vanguard Fixed Income
  Science & Technology Fund           Putnam Investments:                        Securities Fund --
  Social Awareness Fund               Putnam Global Growth Fund                  Long-Term Corporate
  Stock Index Fund                    Putnam New Opportunities Fund              Portfolio
                                      Putnam OTC & Emerging Growth           Vanguard Fixed Income
American Century Investment           Fund                                       Securities Fund --
  Management, Inc.:                                                              Long-Term U.S.
  American Century -- Twentieth       Scudder, Stevens & Clark, Inc.:            Treasury Portfolio
  Century Ultra Fund                  Scudder Growth and Income Fund         Vanguard/Wellington Fund
                                                                             Vanguard/Windsor II

* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated January 1, 1998, has been filed with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

                                               PAGE
                                               ----
ABOUT THE PROSPECTUS.........................     1
PROFILE OF PORTFOLIO DIRECTOR 2..............     2
FEE TABLE....................................     4
SELECTED PURCHASE UNIT DATA..................     7
ABOUT PORTFOLIO DIRECTOR 2...................     9
ABOUT VALIC..................................     9
ABOUT VALIC SEPARATE ACCOUNT A...............     9
VARIABLE ACCOUNT OPTIONS.....................    10
     Summary of Funds........................    10
PURCHASE PERIOD..............................    20
     Purchase Payments.......................    20
     Purchase Units..........................    20
     Calculation of Purchase Unit Value......    20
     Choosing Investment Options.............    21
          Fixed Account Options..............    21
          Variable Account Options...........    21
     Stopping Purchase Payments..............    21
TRANSFERS BETWEEN INVESTMENT OPTIONS.........    22
     During the Purchase Period..............    22
     During the Payout Period................    22
     Communicating Transfer or Reallocation
       Instructions..........................    22
     Effective Date of Transfer..............    22
FEES AND CHARGES.............................    23
     Account Maintenance Fee.................    23
     Surrender Charge........................    23
          Amount of Surrender Charge.........    23
          10% Free Withdrawal................    23
          Exceptions to Surrender
            Charge...........................    23
     Premium Tax Charge......................    24
     Separate Account Charges................    24
     Fund Annual Expense Charge..............    24
     Other Tax Charges.......................    24
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       Fee Charges...........................    24
     Separate Account Expense
       Reimbursement.........................    25
PAYOUT PERIOD................................    26
     Fixed Payout............................    26
     Variable Payout.........................    26
     Combination Fixed and Variable Payout...    26
     Payout Date.............................    26
     Payout Options..........................    26
     Enhancements to Payout Options..........    27
     Payout Information......................    27
SURRENDER OF ACCOUNT VALUE...................    28
     When Surrenders are Allowed.............    28
     Amount That May Be Surrendered..........    28
     Surrender Restrictions..................    28
     Partial Surrenders......................    28
     Systematic Withdrawals..................    28
     Distributions Required By Federal Tax
       Law...................................    29
EXCHANGE PRIVILEGE...........................    30
     Restrictions on Exchange Privilege......    30
     Taxes and Conversion Costs..............    30

                                               PAGE
                                               ----
     Surrender Charge........................    30
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2............................    30
     Exchange Offer for Portfolio Director
       and Portfolio Director 2..............    31
     Comparison of Contracts.................    31
     Features of Portfolio Director 2........    31
     Agents' and Managers' Retirement Plan
       Exchange Offer........................    31

DEATH BENEFITS...............................    33
     Beneficiary Information.................    33
     Special Information for Individual
       Non-Tax Qualified Contracts...........    33
     During the Purchase Period..............    33
          Interest Guaranteed Death
            Benefit..........................    33
          Standard Death Benefit.............    34
     During the Payout Period................    34

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................    35
     Types of Investment Performance
       Information Advertised................    35
       Total Return Performance
       Information...........................    35
       Standard Average Annual Total
       Return................................    35
       Nonstandard Average Annual Total
       Return................................    35
       Cumulative Total Return...............    35
       Annual Change in Purchase Unit
       Value.................................    35
       Cumulative Change in Purchase Unit
          Value..............................    36
       Total Return Based on Different
          Investment Amounts.................    36
       An Assumed Account Value of $10,000..     36
     Yield Performance Information...........    36
       AGSPC Money Market Division...........    36
       Divisions Other Than The AGSPC Money
          Market Division....................    36
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables............    36

OTHER CONTRACT FEATURES......................    40
     Changes That May Not Be Made............    40
     Change of Beneficiary...................    40
     Contingent Owner........................    40
     Cancellation -- The 20 Day "Free
       Look".................................    40
     We Reserve Certain Rights...............    40
     Relationship to Employer's Plan.........    40

VOTING RIGHTS................................    41
     Who May Give Voting Instructions........    41
     Determination of Fund Shares
       Attributable to Your Account..........    41
       During Purchase Period................    41
       During Payout Period or after a Death
          Benefit Has Been Paid..............    41
     How Fund Shares Are Voted...............    41

FEDERAL TAX MATTERS..........................    42
     Type of Plans...........................    42
     Tax Consequences in General.............    42
     Effect of Tax-Deferred Accumulations....    43


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:

         Account Value
         Annuitant
         Assumed Investment Rate
         Beneficiary
         Contract Owner
         Division
         Fixed Account Options
         Home Office
         Mutual Fund or Fund
         Participant
         Participant Year
         Payout Period
         Payout Unit
         Purchase Payments
         Purchase Period
         Purchase Unit
         VALIC Separate Account A
         Variable Account Options

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.
This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director 2. This summary is called the "Profile of Portfolio Director 2." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PROFILE OF PORTFOLIO DIRECTOR 2
--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. You may invest in up to seven of these investment options at any one time.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century --      Capital growth through                                      American Century
FUNDS               Twentieth Century        investments in common
                    Ultra Fund               stock
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Growth of capital through                                   Founders
                    Growth                   investment in common stock of
                    Fund                     well established, high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger&Berman         Capital appreciation through                                Neuberger&Berman
                    Guardian Trust           investment in common stocks of                              Management Inc.
                                             long established, high quality companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally                     Putnam
                    Growth Fund              diversified portfolio of common stocks
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation                              Putnam
                    Opportunities Fund       through investment in common stock
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam
                    Emerging Growth          investments in common stocks of
                    Fund                     small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder
                    and Income Fund          income and growth of income
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Growth through investments                                  Templeton
                    Foreign                  in companies and governments
                    Fund                     outside the U.S.
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard/                Growth and income through                                   Vanguard
                    Windsor II               investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard/                Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment                                   Vanguard
                    Securities               in long-term quality corporate bonds
                    Fund-Long-Term
                    Corporate Portfolio
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income    Income through investment in                                Vanguard
                    Securities               long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury Portfolio
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --

----------------------------------------------------------------------------------------------------

                     SUBADVISER
------------------------------------------------------------------------------------------------------------------------

INDEX                Bankers Trust
EQUITY
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     Neuberger&
                     Berman, LLC

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND

-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS

                    -----------------------------------------------------------------------------------------------------------
                     N/A

-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration fee computed at an aggregate annualized rate of 0.60% to 0.85% during the purchase period and 1.00% to 1,25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate for providing the Fund administrative and shareholder services. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                            MORTALITY                        SEPARATE
                               AND                            ACCOUNT
                           EXPENSE RISK   ADMINISTRATION      EXPENSE      TOTAL SEPARATE
           FUND               FEE(3)          FEE(3)       REIMBURSEMENT    ACCOUNT FEE
-------------------------- ------------   --------------   -------------   --------------
AGSPC Growth                   0.25%           0.35%             --             0.60%
AGSPC International
  Government Bond              0.25            0.35              --             0.60
AGSPC Money Market             0.25            0.35              --             0.60
AGSPC Science & Technology     0.25            0.35              --             0.60
AGSPC Social Awareness         0.25            0.35              --             0.60
AGSPC Stock Index              0.25            0.35              --             0.60
American Century --
  Twentieth Century
  Ultra(4)                     0.25            0.60            (.20%)           0.65
Founders Growth(4)             0.25            0.60            (.25)            0.60
Neuberger&Berman Guardian
  Trust(4)                     0.25            0.60            (.25)            0.60
Putnam Global Growth(4)        0.25            0.60            (.25)            0.60
Putnam New
  Opportunities(4)             0.25            0.60            (.25)            0.60
Putnam OTC & Emerging
  Growth(4)                    0.25            0.60            (.25)            0.60
Scudder Growth and
  Income(4)                    0.25            0.60            (.25)            0.60
Templeton Foreign(4)           0.25            0.60            (.25)            0.60
Vanguard Fixed Income
  Securities Fund -- Long-
  Term Corporate Portfolio     0.25            0.60              --             0.85
Vanguard Fixed Income
  Securities Fund -- Long-
  Term U.S. Treasury
  Portfolio                    0.25            0.60              --             0.85
Vanguard/Wellington            0.25            0.60              --             0.85
Vanguard/Windsor II            0.25            0.60              --             0.85

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):

                                                 MANAGEMENT      OTHER      TOTAL FUND
                      FUND                          FEES      EXPENSES(5)    EXPENSES
                      ----                       ----------   -----------   ----------
AGSPC Growth                                        0.80%        0.06%         0.86%
AGSPC International Government Bond                 0.50         0.06          0.56
AGSPC Money Market                                  0.50         0.07          0.57
AGSPC Science & Technology                          0.90         0.06          0.60
AGSPC Social Awareness                              0.50         0.06          0.56
AGSPC Stock Index                                   0.27         0.07          0.34
American Century -- Twentieth Century Ultra         1.00         0.00          1.00
Founders Growth                                     0.71         0.48          1.19
Neuberger&Berman Guardian Trust(6)                  0.84         0.04          0.88
Putnam Global Growth                                0.65         0.62          1.27
Putnam New Opportunities                            0.50         0.56          1.06
Putnam OTC & Emerging Growth                        0.60         0.51          1.11
Scudder Growth and Income                           0.49         0.29          0.78
Templeton Foreign                                   0.61         0.51          1.12
Vanguard Fixed Income Securities Fund -- Long-
  Term Corporate Portfolio                          0.03         0.25          0.28
Vanguard Fixed Income Securities Fund -- Long-
  Term U.S. Treasury Portfolio                      0.01         0.24          0.25
Vanguard/Wellington                                 0.04         0.27          0.31
Vanguard/Windsor II                                 0.13         0.26          0.39

                            See footnotes on page 6.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
AGSPC Growth Division 15                      $15       $46      $ 80       $175
AGSPC International Government Bond Division
  13                                           12        37        64        141
AGSPC Money Market Division 6                  12        37        64        143
AGSPC Science & Technology Division 17         16        49        85        186
AGSPC Social Awareness Division 12             12        37        64        141
AGSPC Stock Index Division 10                  10        30        52        116
American Century -- Twentieth Century Ultra
  Division 31                                  17        52        90        196
Founders Growth Division 30                    18        56        97        211
Neuberger&Berman Guardian Trust
  Division 29                                  15        47        81        177
Putnam Global Growth Division 28               19        59       101        220
Putnam New Opportunities Division 26           17        52        90        197
Putnam OTC & Emerging Growth Division 27        6        19        34         75
Scudder Growth and Income Division 21          14        44        76        166
Templeton Foreign Division 32                  --        --        --         --
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22    12        36        62        138
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division
  23                                           11        35        61        134
Vanguard/Wellington Division 25                12        37        64        141
Vanguard/Windsor II Division 24                13        39        68        150

EXAMPLE #2 -- Assuming No Surrender at the End of the
                    Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
AGSPC Growth Division 15                      $16      $ 48      $ 84       $183
AGSPC International Government Bond Division
  13                                           13        39        68        149
AGSPC Money Market Division 6                  13        39        68        151
AGSPC Science & Technology Division 17         17        51        89        194
AGSPC Social Awareness Division 12             13        39        68        149
AGSPC Stock Index Division 10                  10        32        56        124
American Century -- Twentieth Century Ultra
  Division 31                                  17        54        93        204
Founders Growth Division 30                    19        59       101        219
Neuberger&Berman Guardian Trust
  Division 29                                  16        49        85        185
Putnam Global Growth Division 28               20        61       105        227
Putnam New Opportunities Division 26           18        55        94        205
Putnam OTC & Emerging Growth Division 27        7        21        37         84
Scudder Growth and Income Division 21          15        46        79        174
Templeton Foreign Division 32                 --'        --        --         --
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22    12        38        66        146
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division
  23                                           12        37        65        143
Vanguard/Wellington Division 25                13        39        68        149
Vanguard/Windsor II Division 24                13        42        72        159

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $62      $ 98      $134       $183
AGSPC International Government Bond Division 13    59        89       118        149
AGSPC Money Market Division 6                      59        89       118        151
AGSPC Science & Technology Division 17             63       101       139        194
AGSPC Social Awareness Division 12                 59        89       118        149
AGSPC Stock Index Division 10                      57        82       106        124
American Century -- Twentieth Century Ultra
  Division 31                                      64       104       143        204
Founders Growth Division 30                        65       108       151        219
Neuberger&Berman Guardian Trust
  Division 29                                      62        99       135        185
Putnam Global Growth Division 28                   66       110       155        227
Putnam New Opportunities Division 26               64       104       144        205
Putnam OTC & Emerging Growth Division 27           54        71        87         84
Scudder Growth and Income Division 21              61        96       129        174
Templeton Foreign Division 32                      54        71        87         84
Vanguard Fixed Income Securities Fund -- Long-
  Term Corporate Portfolio Division 22             59        88       116        146
Vanguard Fixed Income Securities Fund -- Long-
  Term U.S. Treasury Portfolio Division 23         59        87       115        143
Vanguard/Wellington Division 25                    59        89       118        149
Vanguard/Windsor II Division 24                    60        92       122        159

------------

(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

(3) The mortality and expense risk fee and administration fee reflected in the Fee Table is deducted during the purchase period. The mortality and expense risk fee and administration fee deducted during the payout period is computed at an annualized rate of 1.00% to 1.25% depending upon the Variable Account Option selected.

(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century -- Twentieth Century (0.20%), Founders (0.25%), Neuberger&Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%).

(5) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. Additionally for the Founders, Putnam and Templeton Funds, this includes distribution fees at the rate of 0.25%. See each Fund's prospectus for a detailed explanation of these fees.

(6) The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


Portfolio Director 2 Series 2.1.40 to 2.12.40 is a new variable annuity product; therefore, there is no selected per share Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.
VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Twelve of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:

- American General Series Portfolio
  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.
- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management, Inc. serves as investment adviser.

- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder, Stevens & Clark, Inc. -- offers 1 fund for which Scudder, Stevens & Clark Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the change in an Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown are since the inception of the Division or the last 10 fiscal years (except for the Putnam New Opportunities Division which shows the Account Value since the inception date of the underlying Fund). For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        09/30/94             10,055
        09/30/95             14,000
        09/30/96             17,160
        09/30/97             20,962

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        09/30/92             12,043
        09/30/93             12,692
        09/30/94             13,138
        09/30/95             15,234
        09/30/96             15,782
        09/30/97             15,541

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
      July 1, 1987          $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88             10,536
        09/30/89             11,419
        09/30/90             12,260
        09/30/91             12,957
        09/30/92             13,362
        09/30/93             13,641
        09/30/94             14,002
        09/30/95             14,674
        09/30/96             15,330
        09/30/97             16,017

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987
                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        09/30/94             11,337
        09/30/95             19,544
        09/30/96             22,786
        09/30/97             26,554

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        09/30/90              9,025
        09/30/91             11,405
        09/30/92             12,177
        09/30/93             13,958
        09/30/94             13,725
        09/30/95             17,766
        09/30/96             21,509
        09/30/97             29,861

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,608
        09/30/89             11,126
        09/30/90              9,982
        09/30/91             12,820
        09/30/92             14,051
        09/30/93             15,764
        09/30/94             16,117
        09/30/95             20,738
        09/30/96             24,756
        09/30/97             34,509

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987
                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA
FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,184
        09/30/89             11,915
        09/30/90             10,383
        09/30/91             18,971
        09/30/92             19,080
        09/30/93             28,354
        09/30/94             25,868
        09/30/95             36,431
        09/30/96             40,176
        09/30/97             51,314

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,277
        09/30/89             12,388
        09/30/90              9,991
        09/30/91             13,333
        09/30/92             13,830
        09/30/93             19,912
        09/30/94             19,199
        09/30/95             26,503
        09/30/96             31,258
        09/30/97             40,817

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in a large number of common stocks of long-established, high quality companies.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,702
        09/30/89             12,235
        09/30/90             10,015
        09/30/91             13,798
        09/30/92             16,029
        09/30/93             19,212
        09/30/94             20,254
        09/30/95             26,624
        09/30/96             28,333
        09/30/97             39,117

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

PUTNAM GLOBAL GROWTH
FUND
Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,166
        09/30/89             10,411
        09/30/90              9,310
        09/30/91             11,309
        09/30/92             11,303
        09/30/93             13,781
        09/30/94             15,147
        09/30/95             16,410
        09/30/96             18,716
        09/30/97             23,398

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

 * The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests, in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger& Berman Management Incorporated ("N&B Management"). N&B Management voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The performance information for the Trust before August 3, 1993 is for the Fund and its predecessor, which had an inception date of June 1, 1950. For more information about the Trust's "master/feeder structure" see the Trust's prospectus.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        09/30/90              9,165
        09/30/91             16,241
        09/30/92             18,259
        09/30/93             28,873
        09/30/94             30,693
        09/30/95             42,448
        09/30/96             53,281
        09/30/97             60,637

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,714
        09/30/89             11,668
        09/30/90              8,924
        09/30/91             12,764
        09/30/92             13,731
        09/30/93             20,079
        09/30/94             20,529
        09/30/95             30,031
        09/30/96             37,792
        09/30/97             40,330

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

[CHART]
                           PERIOD ENDED SEPTEMBER 30

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              8,836
        09/30/89             11,637
        09/30/90             10,288
        09/30/91             13,079
        09/30/92             14,601
        09/30/93             17,243
        09/30/94             18,475
        09/30/95             21,907
        09/30/96             26,093
        09/30/97             36,343

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

[CHART]
                           PERIOD ENDED SEPTEMBER 30

TEMPLETON FOREIGN FUND
Class I Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,498
        09/30/89             12,267
        09/30/90             12,535
        09/30/91             14,483
        09/30/92             15,014
        09/30/93             17,931
        09/30/94             20,859
        09/30/95             22,099
        09/30/96             24,180
        09/30/97             29,993

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade corporate and government bonds.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88             11,528
        09/30/89             12,960
        09/30/90             13,216
        09/30/91             15,804
        09/30/92             18,255
        09/30/93             20,989
        09/30/94             19,345
        09/30/95             23,009
        09/30/96             23,450
        09/30/97             26,345

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]

                           PERIOD ENDED SEPTEMBER 30

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests at least 85% of its assets in long-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88             11,485
        09/30/89             13,063
        09/30/90             13,155
        09/30/91             15,729
        09/30/92             17,582
        09/30/93             20,909
        09/30/94             18,641
        09/30/95             22,647
        09/30/96             22,782
        09/30/97             25,392

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

                                    [CHART]
                           PERIOD ENDED SEPTEMBER 30

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,885
        09/30/89             11,970
        09/30/90             10,866
        09/30/91             13,565
        09/30/92             14,991
        09/30/93             16,974
        09/30/94             17,320
        09/30/95             21,271
        09/30/96             24,332
        09/30/97             30,800

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

[CHART]
                           PERIOD ENDED SEPTEMBER 30

VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1987        $ Value
-------------------------   -------
        10/01/87            $10,000
        09/30/88              9,558
        09/30/89             12,474
        09/30/90             10,118
        09/30/91             13,321
        09/30/92             15,153
        09/30/93             17,618
        09/30/94             17,653
        09/30/95             22,461
        09/30/96             26,864
        09/30/97             36,937

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1987

[CHART]

                           PERIOD ENDED SEPTEMBER 30

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                        Initial    Subsequent
    Contract Type       Payment     Payment
    -------------       -------    ----------
Periodic Payment        $   30        $ 30
Single Payment          $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment accompanies an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income
  and capital gains and losses
  (whether realized or unrealized) on
  that day from the assets
  attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for
  the immediately preceding day on
  which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate
  (calculated in Step 1)
- (MINUS)
  Separate Account charges and any
  income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate
  preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated
  in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director 2 Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed
  Account Options
= (EQUALS)
  All Purchase Payments made to the
  Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable
  Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn
  from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into
                                            Short-Term Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                            % OF ACCOUNT
                  --------------------------------     OTHER
 ACCOUNT OPTION      VALUE          FREQUENCY       RESTRICTIONS
 --------------   -----------  -------------------  ------------
Variable:         Up to 100%   Once every 365 days      None
Combination
 Fixed
 and Variable     Up to 100%   Once every 365 days      None
 Payout:          of money in
                   variable
                    option
                    payout
Fixed:                Not              --                --
                   permitted

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.60% to 0.85% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee. For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

The mortality and expense risk fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" section of this prospectus.

The administration fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration, record keeping and marketing, (including but not limited to enrollment, participant communication and education).

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration fee for Portfolio Director 2 may

--------------------------------------------------------------------------------

be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

     Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

     Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

     The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

     A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

     Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administrative fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select up to 7 Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - Up to 6 Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

--------------------------------------------------------------------------------

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director 2 to other contract forms are not permitted (Exchanges between Portfolio Director 2 and other contracts in the Portfolio Director series of annuities are permitted.)

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. You may also exchange from Portfolio Director 2 to Portfolio Director. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.

Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restriction between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.

Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. Exchanges to Portfolio Director will be permitted. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the
Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:

Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
 proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
 in Fixed Account Option
- (MINUS)
 Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

 Value of Variable Account Option on date proof of death is received by VALIC
  OR
 100% of Purchase Payments placed in
 Variable Account Options
- (MINUS)
 Prior withdrawals (out of) or transfers
 (out of) the Variable Account Option
+ (PLUS)
 Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.
DURING THE PURCHASE PERIOD

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

 Your Account Value on the Date Proof of Death is
 Received by VALIC
  OR
 100% of Purchase Payments (to Fixed
 and/or Variable Account Options)
-- (MINUS)
 Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Under federal tax laws if the Life with Guaranteed Periods Option is chosen on a variable basis, it may be treated in the same manner as a surrender of your Portfolio Director 2 account. If your account is surrendered the full amount your Beneficiary receives will normally be treated as income for that year. This amount generally will also be taxed at rates used for ordinary income.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. However, in doing so, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.
Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual changes in the Purchase Unit Value based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The 7-day Current Yield for the last 7 days ended September 30, 1997 was [4.35]%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The 7-day Effective Yield for the last 7 days ended September 30, 1997 was [4.45]%.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the four tables below.

The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the deduction of a mortality and expense risk fee and administration fee at an aggregate annualized rate of 0.60% to 0.85% on the daily net asset value of VALIC Separate Account A during the purchase period. The performance information presented in the following tables reflects the deduction of a mortality and expense risk and administration fee at an aggregate annualized rate of 1.00% to 1.25% on the daily net asset value of VALIC Separate Account A during the payout period. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
                       (PERIOD ENDED SEPTEMBER 30, 1997)

                                                   FUND
                                                 INCEPTION       SINCE*
              FUND AND DIVISION                    DATE        INCEPTION*    10 YEARS    5 YEARS     3 YEARS      1 YEAR
              -----------------                  ---------     ----------    --------    -------     -------      ------
AGSPC Growth (Division 15)....................     04/29/94         23.09%         --          --       28.89%      20.33%
AGSPC International Government Bond (Division
  13).........................................     10/01/91          7.49%         --        4.28%       4.14%      (6.03)%
AGSPC Money Market (Division 6)...............     01/16/86            --        4.69%       2.69%       2.93%      (0.29)%
AGSPC Science & Technology (Division 17)......     04/29/94         32.08%         --          --       40.03%      20.04%
AGSPC Social Awareness (Division 12)..........     10/02/89         14.51%         --       19.02%      28.44%      33.73%
AGSPC Stock Index (Division 10)...............     04/20/87            --       13.05%      19.06%      27.75%      34.29%
American Century -- Twentieth Century Ultra
  (Division 31)...............................     11/02/81            --       17.67%      21.32%      24.48%      22.63%
Founders Growth (Division 30).................     01/05/62            --       15.01%      23.64%      27.46%      25.49%
Neuberger & Berman Guardian Trust (Division
  29)(1)......................................     06/01/50            --       14.52%      18.94%      23.34%      32.96%
Putnam Global Growth (Division 28)............     09/01/67            --        8.78%      15.00%      14.24%      19.93%
Putnam New Opportunities (Division 26)........     08/31/90         28.83%         --       26.64%      24.31%       8.72%
Putnam OTC & Emerging Growth (Division 27)....     11/01/82            --       14.87%      23.52%      24.07%       1.84%
Scudder Growth and Income (Division 21)(2)....     11/13/84            --       13.68%      19.42%      24.12%      34.18%
Templeton Foreign (Division 32)...............     10/05/82            --       11.52%      14.17%      11.45%      18.95%
Vanguard Fixed Income Securities Fund-Long-
  Term Corporate Portfolio (Division 22)......     07/09/73            --       10.08%       6.77%       9.39%       1.83%
Vanguard Fixed Income Securities Fund-Long-
  Term U.S. Treasury Portfolio (Division
  23).........................................     05/19/86            --        8.72%       6.51%       7.27%       6.51%
Vanguard/Wellington (Division 25).............     07/01/29            --       11.81%      14.83%      19.91%      21.49%
Vanguard/Windsor II (Division 24).............     06/24/85            --       13.86%      18.91%      26.77%      32.40%

---------------

 * The returns shown are since inception for the Divisions that have been in existence for less than ten years.

(1) The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                       (PERIOD ENDED SEPTEMBER 30, 1997)

                                                    FUND
                                                  INCEPTION      SINCE*
               FUND AND DIVISION                    DATE        INCEPTION    10 YEARS     5 YEARS     3 YEARS      1 YEAR
               -----------------                  ---------     ---------    --------     -------     -------      ------
AGSPC Growth (Division 15).....................   04/29/94           24.12%         --          --       27.74%        22.15%
AGSPC International Government Bond
  (Division 13)................................   10/01/91            7.61          --        5.23%       5.76%       (1.53)
AGSPC Money Market (Division 6)................   01/16/86              --        4.82%       3.69        4.58          4.48
AGSPC Science & Technology (Division 17).......   04/29/94           32.99          --          --       32.80         16.54
AGSPC Social Awareness (Division 12)...........   10/02/89           14.65          --       13.75       19.10          7.81
AGSPC Stock Index (Division 10)................   04/20/87              --       13.19       19.69       28.89         39.40
American Century -- Twentieth Century Ultra
  (Division 31)................................   11/02/81              --       17.77       21.88       25.65         27.72
Founders Growth (Division 30)..................   01/05/62              --       15.10       24.17       28.58         30.58
Neuberger&Berman Guardian Trust (Division
  29)(1).......................................   06/01/50              --       14.61       19.53       24.53         38.08
Putnam Global Growth (Division 28).............   09/01/67              --        8.87       15.66       15.60         25.02
Putnam New Opportunities (Division 26).........   08/31/90           28.94          --       27.13       25.48         13.80
Putnam OTC & Emerging Growth (Division 27).....   11/01/82              --       14.96       24.05       25.24          6.71
Scudder Growth and Income (Division 21)........   11/13/84              --       13.77       20.01       25.30         39.28
Templeton Foreign (Division 32)................   10/05/82              --       11.61       14.84       12.87         24.04
Vanguard Fixed Income Securities Fund Long-Term
  Corporate Portfolio (Division 22)............   07/09/73              --       10.17        7.61       10.84         12.34
Vanguard Fixed Income Securities Fund Long-Term
  U.S. Treasury Portfolio (Division 23)........   05/19/86              --        9.77        7.63       10.85         11.46
Vanguard/Wellington (Division 25)..............   07/01/29              --       11.91       15.49       21.15         26.58
Vanguard/Windsor II (Division 24)..............   06/24/85              --       13.96       19.51       27.90         37.50

                                                                       TABLE III
                               CUMULATIVE RETURN
                       (PERIOD ENDED SEPTEMBER 30, 1997)

                                                 FUND
                                               INCEPTION      SINCE*
             FUND AND DIVISION                   DATE        INCEPTION     10 YEARS       5 YEARS       3 YEARS      1 YEAR
             -----------------                 ---------     ---------     --------       -------       -------      ------
AGSPC Growth (Division 15)..................   04/29/94          109.58%           --            --        108.46%      22.15%
AGSPC International Government Bond
  (Division 13).............................   10/01/91           55.38            --         29.05%        18.29      (1.53)
AGSPC Money Market (Division 6).............   01/16/86              --         60.17%        19.87         14.39        4.48
AGSPC Science & Technology (Division 17)....   04/29/94          165.50            --            --        134.23       16.54
AGSPC Social Awareness (Division 12)........   10/02/89          198.56            --         90.43         68.94        7.81
AGSPC Stock Index (Division 10).............   04/20/87              --        245.09        145.60        114.11       39.40
American Century -- Twentieth Century Ultra
  (Division 31).............................   11/02/81              --        413.16        168.93         98.36       27.72
Founders Growth (Division 30)...............   01/05/62              --        308.16        195.14        112.60       30.58
Neuberger&Berman Guardian Trust (Division
  29)(1)....................................   06/01/50              --        291.18        144.03         93.13       38.06
Putnam Global Growth (Division 28)..........   09/01/67              --        133.97        107.02         54.47       25.02
Putnam New Opportunities (Division 26)......   08/31/90          506.37            --        232.09         97.56       13.80
Putnam OTC & Emerging Growth (Division
  27).......................................   11/01/82              --        303.28        193.70         96.46        6.71
Scudder Growth and Income (Division 21).....   11/13/84              --        263.43        148.91         96.71       39.28
Templeton Foreign (Division 32).............   10/05/82              --        199.92         99.77         43.79       24.04
Vanguard Fixed Income Securities Fund Long-
  Term Corporate Portfolio (Division 22)....   07/09/73              --        163.45         44.31         36.18       12.34
Vanguard Fixed Income Securities Fund Long-
  Term U.S. Treasury Portfolio (Division
  23).......................................   05/19/86              --        153.92         44.43         36.22       11.46
Vanguard/Wellington (Division 25)...........   07/01/29              --        208.00        105.46         77.83       26.58
Vanguard/Windsor II (Division 24)...........   06/24/85              --        269.39        143.76        109.24       37.50

---------------

 * The returns shown are since inception for the Divisions that have been in existence for less than ten years.

                                                                        TABLE IV

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS E
                                            --------------------------------------------------------
FUND AND DIVISION                             1997        1996        1995        1994        1993
-----------------                           --------    --------    --------    --------    --------
AGSPC Growth (Division 15)*...............    22.15%     22.57%      39.23%       0.55%           %
AGSPC International Government Bond
 (Division 13)*...........................     (1.53)      3.60       15.96        3.52        5.39
AGSPC Money Market (Division 6)...........      4.48       4.47        4.80        2.65        2.09
AGSPC Science & Technology (Division
 17)*.....................................     16.53      16.53       72.48       13.37
AGSPC Social Awareness (Division 12)*.....     38.83      21.06       29.44       (1.66)      14.62
AGSPC Stock Index (Division 10)...........     39.40      19.38       28.67        2.24       12.19
American Century -- Twentieth Century
 Ultra (Division 31)......................     27.72      10.28       40.83       (8.77)      48.61
Founders Growth (Division 30).............     30.58      17.94       38.04       (3.58)      43.98
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................     38.06       6.42       31.45        5.42       19.86
Putnam Global Growth (Division 28)........     25.02      14.05        8.34        9.92       21.93
Putnam New Opportunities (Division 26)*...     13.80      25.52       38.30        6.31       58.13
Putnam OTC & Emerging Growth (Division
 27)......................................      6.71      25.84       46.29        2.24       46.23
Scudder Growth and Income (Division 21)...     39.28      19.11       18.67        7.15       18.09
Templeton Foreign (Division 32)...........     24.04       9.42        5.94       16.33       19.43
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................     12.34       1.92       18.94       (7.83)      14.98
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................     11.46       0.59       21.49      (10.85)      18.93
Vanguard/Wellington (Division 25).........     26.58      14.39       22.81        2.04       13.23
Vanguard/Windsor II (Division 24).........     37.50      19.60       27.23        0.20       16.27

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED SEPTEMBER 30
                                            ------------------------------------------------------
FUND AND DIVISION                            1992       1991        1990        1989        1988
-----------------                           ------    --------    --------    --------    --------
AGSPC Growth (Division 15)*...............       %          %           %           %           %
AGSPC International Government Bond
 (Division 13)*...........................   20.43
AGSPC Money Market (Division 6)...........    3.13       5.68        7.36        8.38        5.36
AGSPC Science & Technology (Division
 17)*.....................................
AGSPC Social Awareness (Division 12)*.....    6.77      26.36       (9.75)
AGSPC Stock Index (Division 10)...........    9.61      28.43      (10.29)      29.26      (13.92)
American Century -- Twentieth Century
 Ultra (Division 31)......................    0.58      82.71      (12.86)      45.59      (18.16)
Founders Growth (Division 30).............    3.72      33.45      (19.35)      49.68      (17.23)
Neuberger&Berman Guardian Trust (Division
 29)(1)...................................   16.17      37.77      (18.14)      26.11       (2.96)
Putnam Global Growth (Division 28)........   (0.06)     21.47      (10.58)      27.50      (18.34)
Putnam New Opportunities (Division 26)*...   12.43      77.20        8.35)
Putnam OTC & Emerging Growth (Division
 27)......................................    7.58      43.03      (23.52)      33.90      (12.86)
Scudder Growth and Income (Division 21)...   11.64      27.13      (11.59)      31.69      (11.64)
Templeton Foreign (Division 32)...........    3.67      15.54        2.18       29.16       (5.02)
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)......................................   15.50      19.59        1.98       12.41       15.28
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio
 (Division 23)............................   11.78      19.57        0.71       13.74       14.85
Vanguard/Wellington (Division 25).........   10.50      24.84       (9.22)      21.08       (1.15)
Vanguard/Windsor II (Division 24).........   13.75      31.66      (18.89)      30.51       (4.42)

                                              CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD
                                              --------------------------------------------------------
FUND AND DIVISION                               1997        1996        1995        1994        1993
-----------------                             --------    --------    --------    --------    --------
AGSPC Growth (Division 15)*.................  109.62%      71.60%      40.00%       0.55%           %
AGSPC International Government Bond
 (Division 13)*.............................    55.41       57.82       52.34       31.38       26.92
AGSPC Money Market (Division 6).............    60.17       53.30       46.74       40.02       36.41
AGSPC Science & Technology (Division 17)*...   165.54      127.86       95.54       13.37
AGSPC Social Awareness (Division 12)*.......   198.61      115.09       77.66       37.25       39.58
AGSPC Stock Index (Division 10).............   245.09      147.56      107.38       61.17       57.64
American Century -- Twentieth Century Ultra
 (Division 31)..............................   413.14      301.76      264.31      158.68      183.54
Founders Growth (Division 30)...............   308.17      212.58      165.03       91.99       99.12
Neuberger&Berman Guardian Trust (Division
 29)(1).....................................   291.17      183.33      166.24      102.54       92.12
Putnam Global Growth (Division 28)..........   133.98       87.16       64.10       51.47       37.81
Putnam New Opportunities (Division 26)*.....   506.37      432.81      324.48      206.93      188.73
Putnam OTC & Emerging Growth (Division
 27)*.......................................   303.30      277.92      200.31      105.29      100.79
Scudder Growth and Income (Division 21).....   263.43      160.93      119.07       84.75       72.43
Templeton Foreign (Division 32).............   199.93      141.80      120.99      108.59       79.31
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)........................................   163.45      134.50      130.09       93.45      109.89
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio (Division
 23)........................................   153.92      127.82      126.47       86.41      109.09
Vanguard/Wellington (Division 25)...........   208.00      143.32      112.71       73.20       69.74
Vanguard/Windsor II (Division 24)...........   269.37      168.64      124.61       76.53       76.18

                                              CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE 09/30/87
                                              ------------------------------------------------------
FUND AND DIVISION                              1992       1991        1990        1989        1988
-----------------                             ------    --------    --------    --------    --------
AGSPC Growth (Division 15)*.................       %         %            %          %            %
AGSPC International Government Bond
 (Division 13)*.............................   20.43
AGSPC Money Market (Division 6).............   33.62     29.57        22.60      14.19         5.36
AGSPC Science & Technology (Division 17)*...
AGSPC Social Awareness (Division 12)*.......   21.77     14.05        (9.75)
AGSPC Stock Index (Division 10).............   40.51     28.20        (0.18)     11.26       (13.92)
American Century -- Twentieth Century Ultra
 (Division 31)..............................   90.80     89.71         3.83      19.15       (18.16)
Founders Growth (Division 30)...............   38.30     33.33        (0.09)     23.88       (17.23)
Neuberger&Berman Guardian Trust (Division
 29)(1).....................................   60.29     37.98         0.15      22.35        (2.98)
Putnam Global Growth (Division 28)..........   13.03     13.09        (6.90)      4.11       (18.34)
Putnam New Opportunities (Division 26)*.....   82.59     62.41        (8.35)
Putnam OTC & Emerging Growth (Division
 27)*.......................................   37.31     27.64       (10.76)     16.68       (12.86)
Scudder Growth and Income (Division 21).....   46.01     30.79         2.88      16.37       (11.64)
Templeton Foreign (Division 32).............   50.14     44.83        25.35      22.67        (5.02)
Vanguard Fixed Income Securities Fund --
 Long-Term Corporate Portfolio (Division
 22)........................................   82.55     58.04        32.16      29.60        15.28
Vanguard Fixed Income Securities Fund --
 Long-Term U.S. Treasury Portfolio (Division
 23)........................................   75.82     57.29        31.55      30.63        14.85
Vanguard/Wellington (Division 25)...........   49.91     35.65         8.66      19.70        (1.15)
Vanguard/Windsor II (Division 24)...........   51.53     33.21         1.18      24.74        (4.42)

------------

 * For the year in which a Division was initiated, less than a full year's performance has been reflected. Actual, not annualized, performance is reflected.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or an IRA, or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 unfunded deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred compensation plans of private employers.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers. TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the amount by which a distribution exceeds investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory

--------------------------------------------------------------------------------

of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration fee charges (0.60% - 0.85% during the purchase period and 1% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax

--------------------------------------------------------------------------------

contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                         TAX-FAVORED        CONVENTIONAL
                         RETIREMENT           SAVINGS
                           PROGRAM            ACCOUNT
                         -----------        ------------
Annual amount
  available for
  savings before
  federal taxes......        $2,500              $2,500
Current federal
  income tax due on
  Purchase
  Payments...........             0                (700)
Net retirement plan
  Purchase
  Payments...........        $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes on $2,500 contributed to the conventional savings account remains in the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    8
    Tax Consequences of Distributions...............    9
    Special Tax Consequences -- Early
      Distribution..................................   10
    Special Tax Consequences -- Required
      Distributions.................................   10
    Tax Free Rollovers, Transfers and Exchanges.....   11
Exchange Privilege..................................   11
    Exchanges From Portfolio Director, Exchanges
      From Portfolio Director 2.....................   11
    Exchanges From Independence Plus Contracts......   12
    Exchanges From V-Plan Contracts.................   13
    Exchanges From SA-1 and SA-2 Contracts..........   14
    Exchanges From Impact Contracts.................   15
    Exchanges From Compounder Contracts.............   16
    Information Which May Be Applicable To Any
      Exchange......................................   17
Calculation of Surrender Charge.....................   18
    Illustration of Surrender Charge on Total Surrender..  18
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   18
Purchase Unit Value.................................   19
    Illustration of Calculation of Purchase Unit
      Value.........................................   19
    Illustration of Purchase of Purchase Units......   19
Performance Calculations............................   19
    Money Market Division Yields....................   19
    Calculation of Yield for Money Market
      Division Six..................................   19
    Illustration of Calculation of Yield for Money
      Market Division Six...........................   19
    Calculation of Effective Yield for Money Market
      Division Six..................................   19
    Illustration of Calculation of Effective Yield
      for Money Market Division Six.................   19
Standardized Yield for Bond Fund Divisions..........   20
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   20
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   20
    Calculation of Average Annual Total Return......   21
Performance Information.............................   22
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared
      to Benchmark Tables...........................   22
    Performance Compared to Market Indices..........   22
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   25
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   25

                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   26
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   26
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   27
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   27
    American Century -- Twentieth Century Ultra
      Division Thirty-one Compared to S&P 500 Index
      and NASDAQ Composite Index....................   31
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   28
    Neuberger&Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   28
    Putnam Global Growth Division Twenty-eight
      Compared to MCSI World Index and S&P 500
      Index.........................................   29
    Putnam New Opportunities Division Twenty-six
      Compared to S&P 500 Index.....................   29
    Putnam OTC & Emerging Growth Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   30
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   30
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   31
    Vanguard Fixed Income Securities Fund -- Long-
      Term Corporate Portfolio Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   32
    Vanguard Fixed Income Securities Fund -- Long-
      Term U.S. Treasury Portfolio Division Twenty-
      three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   32
    Vanguard/Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   33
    Vanguard/Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   33
Payout Payments.....................................   34
    Assumed Investment Rate.........................   34
    Amount of Payout Payments.......................   34
    Payout Unit Value...............................   34
    Illustration of Calculation of Payout Unit
      Value.........................................   35
    Illustration of Payout Payments.................   35
Distribution of Variable Annuity Contracts..........   36
Experts.............................................   36
Comments on Financial Statements....................   37

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700

230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001

11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330

1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253

 There are also more than forty branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              PORTFOLIO DIRECTOR 2

                            FOR SERIES 2.1 TO 2.12,


                            SERIES 2.1.20 TO 2.12.20


                          AND SERIES 2.1.40 TO 2.12.40


        ----------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
        ----------------------------------------------------------------

                                FORM N-4 PART B

                                JANUARY 1, 1998



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director 2 dated January 1, 1998 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or The Variable Annuity Marketing Company (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.


(*Portfolio Director 2 is composed of Contract Forms UIT-194, UITG-194,
  UITN-194, UIT-IRA-194, and UIT-SEP-194.)

                               TABLE OF CONTENTS


General Information.........................................                4
  Marketing Information.....................................                4
  Endorsements and Published Ratings........................                6
Types of Variable Annuity Contracts.........................                8
Federal Tax Matters.........................................                8
  Tax Consequences of Purchase Payments.....................                8
  Tax Consequences of Distributions.........................                9
  Special Tax Consequences -- Early Distribution............               10
  Special Tax Consequences -- Required Distributions........               10
  Tax Free Rollovers, Transfers and Exchanges...............               11
Exchange Privilege..........................................               11
  Exchanges from Portfolio Director, Exchanges from
     Portfolio Director 2...................................               11
  Exchanges From Independence Plus Contracts................               12
  Exchanges From V-Plan Contracts...........................               13
  Exchanges From SA-1 and SA-2 Contracts....................               14
  Exchanges From Impact Contracts...........................               15
  Exchanges From Compounder Contracts.......................               16
  Information Which May Be Applicable To Any Exchange.......               17
Calculation of Surrender Charge.............................               18
  Illustration of Surrender Charge on Total Surrender.......               18
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................               18
Purchase Unit Value.........................................               19
  Illustration of Calculation of Purchase Unit Value........               19
  Illustration of Purchase of Purchase Units................               19
Performance Calculations....................................               19
  Money Market Division Yields..............................               19
  Calculation of Yield for Money Market Division Six........               19
  Illustration of Calculation of Yield for Money Market
     Division Six...........................................               19
  Calculation of Effective Yield for Money Market Division
     Six....................................................               19
  Illustration of Calculation of Effective Yield for Money
     Market Division Six....................................               19
Standardized Yield for Bond Fund Divisions..................               20
  Calculation of Standardized Yield for Bond Fund
     Divisions..............................................               20
  Illustration of Calculation of Standardized Yield for Bond
     Fund Divisions.........................................               20
  Calculation of Average Annual Total Return................               21
Performance Information.....................................               22
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to
     Benchmark Tables.......................................               22
  Performance Compared to Market Indices....................               22
  AGSPC Growth Division Fifteen Performance Compared to S&P
     500 Index..............................................               25
  AGSPC International Government Bond Division Thirteen
     Performance Compared to Salomon Brothers Non-U.S.
     Dollar World Government Bond Index.....................               25
  AGSPC Money Market Division Six Performance Compared to
     Certificate of Deposit Primary Offering by New York
     City Banks, 30 Day Index (Primary CD Index)............               26
  AGSPC Science & Technology Division Seventeen Performance
     Compared to S&P 500 Index..............................               26
  AGSPC Social Awareness Division Twelve Performance
     Compared to S&P 500 Index..............................               27
  AGSPC Stock Index Division Ten Performance Compared to S&P
     500 Index..............................................               27
  American Century -- Twentieth Century Ultra Division
     Thirty-one Compared to S&P 500 Index and NASDAQ
     Composite Index........................................               31
  Founders Growth Division Thirty Compared to S&P 500
     Index..................................................               28
  Neuberger&Berman Guardian Trust Division Twenty-nine
     Compared to S&P 500 Index..............................               28

  Putnam Global Growth Division Twenty-eight Compared to
     MSCI World Index and S&P 500 Index.....................               29
  Putnam New Opportunities Division Twenty-six Compared to
     S&P 500 Index..........................................               29
  Putnam OTC & Emerging Growth Division Twenty-seven
     Compared to Russell 2000 Index and S&P 500 Index.......               30
  Scudder Growth and Income Division Twenty-one Compared to
     S&P 500 Index..........................................               30
  Templeton Foreign Division Thirty-two Compared to EAFE
     Index..................................................               31
  Vanguard Fixed Income Securities Fund -- Long-Term
     Corporate Portfolio Division Twenty-two Compared to
     Merrill Lynch Corporate Master Index...................               32
  Vanguard Fixed Income Securities Fund -- Long-Term U.S.
     Treasury Portfolio Division Twenty-three Compared to
     Lehman Brothers U.S. Treasury Long-Term Index..........               32
  Vanguard/Wellington Division Twenty-five Compared to S&P
     500 Index and Merrill Lynch Corporate Master Index.....               33
  Vanguard/Windsor II Division Twenty-four Compared to S&P
     500 Index..............................................               33
Payout Payments.............................................               34
  Assumed Investment Rate...................................               34
  Amount of Payout Payments.................................               34
  Payout Unit Value.........................................               34
  Illustration of Calculation of Payout Unit Value..........               35
  Illustration of Payout Payments...........................               35
Distribution of Variable Annuity Contracts..................               36
Experts.....................................................               36
Comments on Financial Statements............................               37

                              GENERAL INFORMATION

MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.

     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $2.9 billion as of December 31, 1996. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,539,015 accounts as of December 31, 1996. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 22,464 as of December 31, 1996. As of December 31, 1996, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1996 the Company's assets totaled nearly $30 billion.

     The Company's growth can also be reviewed by examining each market segment the Company targets.

     As of December 31, 1996, the Company was marketing Contracts in more than 8,282 public and private, primary and secondary schools with more than 427,224 participant accounts for employees in public and private schools nationwide. From December 31, 1986 to December 31, 1996, the cash value of investments in these Contracts has increased by 327 percent while the number of public and private school groups in these Contracts increased 86 percent and the number of participant accounts in these Contracts increased by 119 percent.

     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1986 to December 31, 1996, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 144 percent and for the same period the number of participant accounts has increased 147 percent. For the same time period cash values for participants have increased 319 percent. As of December 31, 1996, more than 43 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.

     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."

     The Company has also had growth in the health care segment of the not-for-profit organization market. From December 31, 1986 to December 31, 1996 Contract cash values have increased 792 percent. During the same period the number of health care groups that have purchased these Contracts increased 241 percent and the number of participants who were in the Contracts increased 748 percent.

     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1986 to December 31, 1996, Contract cash values for participants in these groups have increased 319 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 250 percent and the number of employer groups has increased 399 percent.

     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 26 of the last 28 states to sponsor ORPs with multiple carriers, as of December 31, 1996. From December 31, 1990 to December 31, 1996, in these ORPs the number of participant accounts increased 149 percent and cash values increased 147 percent to more than $1.8 billion dollars. In addition, during this time period annual ORP premiums doubled.

     The Company may, from time to time, refer to a general investment strategy known as indexing.

Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan easy Retirement Plan includes: (1) personal, face-to-face service from highly trained VALIC Retirement Plan Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; (6) and a financially strong and stable Company with which to do business.

     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., VARDS Report, Wilson Associates and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset classes, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset classes over different time horizons, and the correlation between the returns of different asset classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.


     The Company may, from time-to-time, refer to American Century Investment Management, Inc. (ACIM) as investment adviser to the American
Century -- Twentieth Century Ultra Fund (underlying Division Thirty-one). ACIM, or its predecessor has been providing investment advisory services to American Century since its founding in 1958.


     The Company may, from time-to-time refer to Founders Asset Management, Inc.
(FAM) as investment adviser to Founders Growth Fund (underlying Division Thirty). FAM is a registered investment adviser first established as an asset manager in 1938.

     The Company may, from time to time, refer to Neuberger&Berman Management Inc. (N&B Management) as investment manager to the Portfolio in which Guardian Trust (underlying Division Twenty-nine) invests. N&B Management is the administrator and distributor of shares of the Guardian Trust. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. N&B Management had aggregate net assets under management of approximately $11.4 billion as of December 31, 1996.

     The Company may, from time to time, refer to Putnam Investment Management Inc. (PIM) as investment adviser to the Putnam New Opportunities Fund (underlying Division Twenty-six), Putnam OTC Emerging Growth Fund (underlying Division Twenty-seven) and Putnam Global Growth Fund (underlying Division Twenty-eight). PIM has been managing mutual funds since 1937. As of March 31, 1996 PIM and its affiliates managed approximately $135 billion in assets.

     The Company may, from time to time refer to Scudder, Stevens & Clark, Inc. ("Scudder") as investment adviser to the Scudder Growth and Income Fund. Scudder was established in 1919.

     The Company may, from time to time, refer to Templeton Global Advisors
(TGA) Limited as investment adviser to the Templeton Foreign Fund (underlying Division Thirty-two). TGA is an indirect wholly owned subsidiary of Franklin Resources Inc. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over 4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals.


     The Company may, from time to time, refer to the Wellington Management Company, LLP (WMC) as investment adviser to the Vanguard/Wellington Fund (underlying Division Twenty-five) and the Vanguard Fixed Income Securities
Fund -- Long-Term Corporate Portfolio (underlying Division Twenty-two). WMC is a professional investment counseling firm which globally provides investment services to investment companies, institutions and individuals. As of December 31, 1995, WMC held discretionary management authority to more than $108 billion of assets.



     The Company may, from time to time, refer to Vanguard Fixed Income Group
(VFIG) as investment adviser to the Vanguard Fixed Income Securities
Fund -- Long-Term U.S. Treasury Portfolio (underlying Division Twenty-three). VFIG provides investment advisory services to more than 39 Vanguard money market and bond portfolios. Total assets under management by VFIG were $70 billion as of December 31, 1995.



     The Company may, from time to time, refer to Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc. and Vanguard Core Management Group. Each is an investment adviser to Vanguard/Windsor II (underlying Division Twenty-four). Barrow, Hanley, Mewhinney & Strauss, Inc. is a Texas corporation which manages a portion of the equity allocation of the Vanguard/Windsor II. As of December 31, 1996 this portion was approximately 72% of Vanguard/Windsor II's total assets.



     Equinox Capital Management, Inc., a Delaware corporation, Tukman Capital Management, Inc., a Maryland corporation, and Vanguard Core Management Group manage the investment and reinvestment of a portion of the equity allocation of Vanguard/ Windsor II. As of December 31, 1996, these investment advisers each managed approximately 10% of Vanguard/Windsor II's total assets.


     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director in advertisements or sales material. The Company may refer to certain innovative aspects of its products such as having a variety of publicly available mutual funds as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.


     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.


     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director 2 to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a Company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC. An AAA rating reflects that the Company has the highest claims paying ability.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger & Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to The Variable Annuity Research & Data Services (VARDS) Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Three types of Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates:

(1) single payment immediate annuity Contracts;

(2) single payment deferred annuity Contracts; and

(3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director 2, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. If investment in publicly available mutual funds were to cause the tax deferral provisions described below for these specific types of contracts not to apply, you would be currently taxed on transfers, redemptions, purchase payments and dividend and capital gains distributions.

     In addition, it is also the opinion of VALIC and its tax counsel that, for each other type of Qualified Contract, an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

     Investment earnings on contributions to Non-Qualified Contracts generally will be taxed currently to the owner, and the contracts will not be treated as annuities for federal income tax purposes. For this reason, Non-Qualified Contracts will be offered and sold only to non-natural persons pursuant to the meaning of Section 72 of the Code.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary salary reduction contributions.

     Your voluntary salary reduction contributions are generally limited to the lesser of $9,500 or 20% of salary, although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to approximately 20% of salary. In addition, after 1988 employer contributions for highly compen-sated employees may be further limited by applicable nondiscrimination rules.

     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("IRAs"). Tax-deductible contributions for IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are not (and whose spouses are not) active participants in another retirement plan;

 (ii) are active participants in another retirement plan, but are unmarried and have adjusted gross income of $25,000 or less; or

(iii) are active participants (or whose spouse is) in another retirement plan, but are married and have adjusted gross income of $40,000 or less.

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii) or (iii) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. If an IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions in excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make unlimited contributions of eligible rollover amounts from other qualified plans. See Tax-Free Rollovers, Transfers and Exchanges.


     Currently, Congress is considering legislation which would change certain of the IRA rules described above. Please consult your tax advisor regarding the application of these rules.


     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), you may contribute (and defer tax on) the lesser of $7,500 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in your final three years before normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. The Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     SEP. Employer contributions under a SEP are made to a separate individual retirement account established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) may contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years.

     Non-Qualified Contracts. Non-natural persons may purchase a Non-Qualified Contract. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is taxable to the Contract Owner when credited to it.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRAs and SEPs. Distributions are taxed as ordinary income to the recipient.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. The investment performance of the VALIC Separate Account A is taxable when credited to the contract owner whether or not distributed.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs and SEPs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55;

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.


Legislation currently pending in Congress would create certain additional exceptions to this penalty tax. You should consult your tax advisor regarding the status of this legislation.


     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $3,500 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. No penalties apply for early distributions under Non-Qualified Contracts sold to non-natural persons.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Benefici-

ary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts.

     408(b) IRAs and SEPs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts.

     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time and do not limit the duration of annuity payments.

TAX-FREE ROLLOVERS, TRANSFERS AND
EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to an individual retirement account or annuity, or to another such plan.

     408(b) IRAs. Funds may be transferred tax-free to an IRA Contract, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one IRA to another provided that no more than one such rollover is made during any twelve-month period.

     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or an IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director 2. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director 2 provided below.


     In the prospectus we also describe exchanges between Portfolio Director and Portfolio Director 2, as well as among series of Portfolio Director 2, and the restrictions imposed on those exchanges. Specifically once you have exchanged between Portfolio Director and Portfo-lio 2 or among series of Portfolio Director 2 you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.


EXCHANGES FROM PORTFOLIO DIRECTOR,
EXCHANGES FROM PORTFOLIO DIRECTOR 2

  Sales/Surrender Charges.


     Portfolio Director and Portfolio Director 2 have the same provisions for imposing surrender charges upon total or partial surrenders. Both Portfolio Director and Portfolio Director 2 have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director 2 will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director 2.


  Other Charges

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing the quarterly account maintenance fee.


     Both Portfolio Director and Portfolio Director 2 impose an additional daily charge with an annualized rate of 1.00% to 1.25% depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge may be lower during the purchase period for different series of Portfolio Director 2. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and, expense risks and administration expenses. Under Portfolio Director 2 the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.


  Investment Options

     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, the Dreyfus Corporation or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, 6 of which invest in a different portfolio of AGSPC and 12 divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Both Portfolio Director and Portfolio Director 2 provide the same annuity options.

EXCHANGES FROM INDEPENDENCE PLUS
CONTRACTS


     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director 2 and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director 2.



     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the purchase period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus)


     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment advisers for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director 2 permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director 2 both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director 2 may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director 2 provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.



     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director 2.



     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the purchase period for different series of Portfolio Director 2, depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director 2, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director 2 does not provide for commutation. V-Plan Contracts and Portfolio Directors 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS (GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2 ("Exchanged Amount"). Purchase Payments made to Portfolio Director 2, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)



     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the purchase period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed by either the Company or other investment managers, for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Additionally, two fixed investment options are available under Portfolio Director 2.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only.

Portfolio Director 2 does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director 2. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director 2 does not provide this option. SA-1 and Portfolio Director 2, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS


     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director 2 also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director 2 which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director 2.



     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the purchase period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to
 .50% of each respective portfolio's average daily net assets. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed by either the Company, or other investment managers, for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. In addition, two fixed investment options are available under Portfolio Director 2.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Impact Contracts and the Portfolio Director 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS


     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2. Purchase Payments made to Portfolio Director 2, however, would be subject to the surrender charge under Portfolio Director 2. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)



     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the purchase period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)


     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director 2 provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Unlike Portfolio Director 2, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director 2 are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director 2 or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director 2 are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director 2 generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges --Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY


             DATE                                    TRANSACTION                       AMOUNT
             ----                                    -----------                       ------
2/1/92.........................  Purchase Payment                                      $10,000
2/1/93.........................  Purchase Payment                                       5,000
2/1/94.........................  Purchase Payment                                      15,000
2/1/95.........................  Purchase Payment                                       2,000
2/1/96.........................  Purchase Payment                                       3,000
2/1/97.........................  Purchase Payment                                       4,000
7/1/97.........................  Total Purchase Payments (Assumes
                                 Account Value is $50,000)                             39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/92.........   $   0
      2.   Surrender Charge against Purchase Payment of 2/1/93.........   $ 250
      3.   Surrender Charge against Purchase Payment of 2/1/94.........   $ 750
      4.   Surrender Charge against Purchase Payment of 2/1/95.........   $ 100
      5.   Surrender Charge against Purchase Payment of 2/1/96.........   $ 150
      6.   Surrender Charge against Purchase Payment of 2/1/97.........   $ 200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender             $  50,000
      Less 10% not subject to Surrender Charge       -5,000
                                                            -----------
      Subject to Surrender Charge                          45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value       $   2,250 ...........................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


             DATE                                    TRANSACTION                       AMOUNT
             ----                                    -----------                       ------
2/1/92.........................  Purchase Payment                                      $10,000
2/1/93.........................  Purchase Payment                                       5,000
2/1/94.........................  Purchase Payment                                      15,000
2/1/95.........................  Purchase Payment                                       2,000
2/1/96.........................  Purchase Payment                                       3,000
2/1/97.........................  Purchase Payment                                       4,000
7/1/97.........................  10% Partial Surrender (Assumes                         3,900
                                 Account Value is $39,000)
8/1/97.........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.


    1. Purchase Unit value, beginning of
      period................................   $ 1.800000
    2. Value of Fund share, beginning of
      period................................   $21.200000
    3. Change in value of Fund share........   $  .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily mortality and expense risk
      fee*..................................      .000027
         *Mortality and expense risk fee and
          administration fee of 1% per annum
          used for illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................   $ 1.842404


ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................   $   100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................   $ 1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................   $ 1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................   $   102.36

                            PERFORMANCE CALCULATIONS


                       AGSPC MONEY MARKET DIVISION YIELDS


        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX


                           7-Day Current Yield: 4.12%


ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX


     Example 5.


     The current yield quotation above is based on the seven days ended September 30, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX


                          7-Day Effective Yield: 4.20%


 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX


     Example 6.


     The effective yield quotation above is based on the seven days ended September 30, 1997, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


                                                              DIV. 13     DIV. 22     DIV. 23
                                                              --------    --------    --------
Standardized Yield..........................................   3.74%       6.86%       6.29%


   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

                                                                      Example 7.


     The standardized yield quotation based on a 30-day period ended September 30, 1997, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                         YIELD = 2 [( a - b + 1)6 - 1]
                                        cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b  =  expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d  =  the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended September 30, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual com-

pounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:

                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV  =  redeemable value at the end of the 1, 3, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at
                         the beginning of the 1, 3, 5, or 10 year periods (or
                         fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.


     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown. For different series of Portfolio Director 2 which may have lower charges during the purchase period those amounts shown in the following tables will be higher. Because the Funds underlying Divisions Fifteen and Seventeen began operations on April 29, 1994, performance information for those Divisions is based on performance of comparable funds managed by the subadvisers for the Funds. The performance information presented for all other Divisions represents actual Fund performance.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)


     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.


     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES

     The performance of AGSPC Growth Division Fifteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, Founders Growth Division Thirty, Neuberger & Berman Guardian Trust Division Twenty-nine, Putnam New Opportunities Division Twenty-six, Scudder Growth and Income Division Twenty-one, and Vanguard/Windsor II Division Twenty-four may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index represents

---------------

* "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

approximately 70% of the aggregate United States equity markets capitalization.

     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 673 issues from fifteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.


     The performance of the American Century-Twentieth Century Ultra Division Thirty-one may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 70% of the aggregate market capitalization of the United States equity market. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers
(NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1996, over 5,800 issues were contained in the NASDAQ Composite Price Index.


     The Putnam Global Growth Division Twenty-eight may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighed index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

     The performance of the Putnam OTC & Emerging Growth Division Twenty-seven may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.

     The Templeton Foreign Division Thirty-two may be compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE

---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. RussellTM is a trademark of the Frank Russell Trust Company.

Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares it performance with the index using the second method.

     The Vanguard Fixed Income Securities Fund -- Long-Term Corporate Division Twenty-two may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of these corporate bond holdings are approximately 12 years.

     The performance of the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio Division Twenty-three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.

     The performance of the Vanguard/Welling-ton Division Twenty-five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Merrill Lynch Corporate Master Index (35%). The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 70% of the aggregate market capitalization of the United States equity markets. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of the corporate bond holdings are approximately 12 years.

See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated.


AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                              GROWTH                                         S&P 500
                         DIVISION FIFTEEN                                     INDEX
-------------------------------------------------------------------          --------
04/29/94.................................................  $10,000           $10,000
09/30/94.................................................   10,037            10,533
09/30/95.................................................   13,920            13,666
09/30/96.................................................   16,994            16,444
09/30/97.................................................   20,677            23,098


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                SINCE
                                              INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                              ----------     -------      -------       ------
Investment Division
     AGSPC Growth Division Fifteen..........     106.77%        --         106.02%       21.67%
Benchmark Comparison
     S&P 500 Index..........................     130.98%        --         119.28%       40.46%


---------------

* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers
Non-U.S. Dollar World Government Bond Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                              SALOMON BROS.
                                                                             NON-U.S. DOLLAR
                                                                                  WORLD
                   INTERNATIONAL GOVERNMENT BOND                               GOVERNMENT
                         DIVISION THIRTEEN                                     BOND INDEX
-------------------------------------------------------------------          ---------------
10/01/91.................................................  $10,000                  $10,000
09/30/92.................................................   11,993                   12,324
09/30/93.................................................   12,589                   13,231
09/30/94.................................................   12,980                   13,930
09/30/95.................................................   14,991                   16,361
09/30/96.................................................   15,469                   16,980
09/30/97.................................................   15,171                   16,803


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                 SINCE
                                               INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                               ----------     -------      -------       ------
Investment Division
     AGSPC International Government Bond
       Division Thirteen.....................      51.71%       26.50%       16.88%      (1.92)%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World Gov-
       ernment Bond Index....................      68.03%       36.35%       20.63%        1.04%


---------------

* This Division was initiated on October 1, 1991.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by
New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                   MONEY MARKET                             PRIMARY
                   DIVISION SIX                             CD INDEX
--------------------------------------------------          --------
10/01/87................................  $10,000           $10,000
09/30/88................................   10,494            10,683
09/30/89................................   11,329            11,620
09/30/90................................   12,115            12,563
09/30/91................................   12,752            13,354
09/30/92................................   13,098            13,826
09/30/93................................   13,318            14,192
09/30/94................................   13,616            14,630
09/30/95................................   14,213            15,341
09/30/96................................   14,789            16,045
09/30/97................................   15,390            16,803


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                   10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                   --------     -------      -------       ------
Investment Division
     AGSPC Money Market Division Six.............    53.90%       17.50%       13.03%        4.07%
Benchmark Comparison
     Primary CD Index............................    68.03%       21.53%       14.85%        4.72%



AGSPC Science & Technology Division Seventeen Compared to S&P 500 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                    AGSPC SCIENCE & TECHNOLOGY                               S&P 500
                        DIVISION SEVENTEEN                                    INDEX
-------------------------------------------------------------------          -------
04/29/94.................................................  $10,000           $10,000
09/30/94.................................................   11,316            10,533
09/30/95.................................................   19,444            13,666
09/30/96.................................................   22,568            16,444
09/30/97.................................................   26,196            23,098


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                SINCE
                                              INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                              ----------     -------      -------       ------
Investment Division
     AGSPC Science & Technology Division
       Seventeen............................     161.96%        --         131.49%       16.07%
Benchmark Comparison
     S&P 500 Index..........................     130.98%        --         119.28%       40.46%


---------------

* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                         SOCIAL AWARENESS                                    S&P 500
                          DIVISION TWELVE                                     INDEX
-------------------------------------------------------------------          -------
10/02/89.................................................  $10,000           $10,000
09/30/90.................................................    8,988             9,083
09/30/91.................................................   11,313            11,913
09/30/92.................................................   12,031            13,230
09/30/93.................................................   13,735            14,950
09/30/94.................................................   13,453            15,501
09/30/95.................................................   17,345            20,112
09/30/96.................................................   20,916            24,200
09/30/97.................................................   28,924            33,991


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                SINCE
                                              INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                              ----------    -------     -------      ------
Investment Division
     AGSPC Social Awareness Division
       Twelve...............................     189.24%     140.42%     115.01%      38.29%
Benchmark Comparison
     S&P 500 Index..........................     239.91%     156.93%     119.28%      40.46%


---------------

* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                             STOCK INDEX                                             S&P 500
                             DIVISION TEN                                             INDEX
----------------------------------------------------------------------            -------------
10/01/87...............................................  $      10,000            $      10,000
09/30/88...............................................          8,573                    8,764
09/30/89...............................................         11,038                   11,656
09/30/90...............................................          9,862                   10,579
09/30/91...............................................         12,616                   13,876
09/30/92...............................................         13,773                   15,409
09/30/93...............................................         15,392                   17,413
09/30/94...............................................         15,673                   18,055
09/30/95...............................................         20,088                   23,425
09/30/96...............................................         23,885                   28,187
09/30/97...............................................         33,165                   39,591


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                              10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                              --------     --------     --------     --------
Investment Division
     AGSPC Stock Index Division Ten.........  231.65%      140.79%      111.61%       38.85%
Benchmark Comparison
     S&P 500 Index..........................  295.91%      156.93%      119.28%       40.46%

American Century -- Twentieth Century Ultra Division Thirty-One Compared to S&P 500 Index and NASDAQ Composite Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                                                                                         NASDAQ
                         ULTRA                                      S&P 500             COMPOSITE
                  DIVISION THIRTY-ONE                                INDEX               INDEX*
-------------------------------------------------------          -------------          ---------
10/01/87................................  $      10,000          $      10,000           $10,000
09/30/88................................          8,150                  8,764
09/30/89................................         11,820                 11,656
09/30/90................................         10,259                 10,579
09/30/91................................         18,672                 13,876
09/30/92................................         18,704                 15,409
09/30/93................................         27,689                 17,413
09/30/94................................         25,159                 18,055
09/30/95................................         35,294                 23,425
09/30/96................................         38,768                 28,187
09/30/97................................         49,320                 39,591



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                            10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                            --------     -------      -------       ------
Investment Division
     American Century -- Twentieth Century
       Ultra Division Thirty-One..........   393.20%      163.68%       96.04%       27.22%
Benchmark Comparison
     S&P 500 Index........................   295.91%      156.93%      119.28%       40.46%
     NASDAQ Composite Index*..............         %            %            %            %


---------------


* Does not include dividends reinvested.



Founders Growth Division Thirty Compared to S&P 500 Index



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                         FOUNDERS GROWTH                                     S&P 500
                         DIVISION THIRTY                                      INDEX
-----------------------------------------------------------------            --------
10/01/87...............................................  $10,000             $10,000
09/30/88...............................................    8,243               8,764
09/30/89...............................................   12,290              11,656
09/30/90...............................................    9,872              10,579
09/30/91...............................................   13,122              13,876
09/30/92...............................................   13,556              15,409
09/30/93...............................................   19,442              17,413
09/30/94...............................................   18,672              18,055
09/30/95...............................................   25,674              23,425
09/30/96...............................................   30,161              28,187
09/30/97...............................................   39,230              39,591


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                            10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                            --------     -------      -------       ------
Investment Division
     Founders Growth Division Thirty......   292.30%      189.38%      110.11%       30.07%
Benchmark Comparison
     S&P 500 Index........................   295.91%      156.93%      119.28%       40.46%

Neuberger&Berman Guardian Trust Division Twenty-Nine Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                          GUARDIAN TRUST                                     S&P 500
                       DIVISION TWENTY-NINE*                                  INDEX
-------------------------------------------------------------------          --------
10/01/87.................................................  $10,000           $10,000
09/30/88.................................................    9,663             8,764
09/30/89.................................................   12,138            11,656
09/30/90.................................................    9,896            10,579
09/30/91.................................................   13,580            13,876
09/30/92.................................................   15,713            15,409
09/30/93.................................................   18,759            17,413
09/30/94.................................................   19,698            18,055
09/30/95.................................................   25,791            23,425
09/30/96.................................................   27,338            28,187
09/30/97.................................................   37,595            39,591


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                            10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                            --------     -------      -------       ------
Investment Division
     Neuberger&Berman Guardian Trust
       Division Twenty-Nine...............   275.95%      139.26%       90.86%       37.52%
Benchmark Comparison
     S&P 500 Index........................   295.91%      156.93%      119.28%       40.46%


---------------

* The Trust started operating on August 3, 1993. It has identical investment objectives and policies to, and as part of a "master/feeder structure" invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of Neuberger&Berman Guardian Trust ("Trust") so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. The reimbursement reflected in this Fee Table is based upon N&B's estimate. Absent the reimbursement, Other Expenses are estimated to be 0.10% and Total Fund Expenses to be 0.96% of average daily net assets.

Putnam Global Growth Division Twenty-Eight Compared to MSCI World Index and S&P 500 Index.

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                                                              MSCI
                  GLOBAL GROWTH                              WORLD            S&P 500
              DIVISION TWENTY-EIGHT                          INDEX             INDEX
--------------------------------------------------          --------          --------
10/01/87................................  $10,000           $10,000           $10,000
09/30/88................................    8,132             9,355             8,764
09/30/89................................   10,328            11,709            11,656
09/30/90................................    9,198             9,185            10,579
09/30/91................................   11,129            11,438            13,876
09/30/92................................   11,078            11,321            15,409
09/30/93................................   13,454            13,614            17,413
09/30/94................................   14,730            14,643            18,055
09/30/95................................   15,894            16,751            23,425
09/30/96................................   18,056            19,041            28,187
09/30/97................................   22,484            23,633            39,591

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                   10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                   --------     -------      -------       ------
Investment Division
     Putnam Global Growth
       Division Twenty-Eight.....................    124.84%      102.96%       52.64%       24.53%
Benchmark Comparison
     MSCI World Index............................    136.33       108.76%       61.40%       24.12%
     S&P 500 Index...............................    295.91       156.93%      119.28%       40.46%


Putnam New Opportunities Division Twenty-Six Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                         NEW OPPORTUNITIES                                   S&P 500
                        DIVISION TWENTY-SIX                                   INDEX
-------------------------------------------------------------------          --------
08/31/90.................................................  $10,000           $10,000
09/30/90.................................................    9,162             9,513
09/30/91.................................................   16,173            12,478
09/30/92.................................................   18,111            13,857
09/30/93.................................................   28,528            15,659
09/30/94.................................................   30,206            16,236
09/30/95.................................................   41,611            21,065
09/30/96.................................................   52,026            25,347
09/30/97.................................................   58,972            35,603


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                     SINCE
                                                   INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                   ----------     -------      -------       ------
Investment Division
     Putnam New Opportunities
       Division Twenty-Six.......................      489.72%      225.62%       95.23%       13.35%
Benchmark Comparison
     S&P 500 Index...............................      256.03%      156.93%      119.28%       40.46%


---------------

* The Fund underlying this Division was initiated on August 31, 1990.

Putnam OTC & Emerging Growth Division Twenty-Seven Compared to Russell 2000 Index and S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



              OTC & EMERGING GROWTH                         RUSSELL           S&P 500
              DIVISION TWENTY-SEVEN                           2000             INDEX
--------------------------------------------------          --------          --------
10/01/87................................  $10,000           $10,000           $10,000
09/30/88................................    8,678             8,926             8,764
09/30/89................................   11,575            10,847            11,656
09/30/90................................    8,816             7,903            10,579
09/30/91................................   12,561            11,469            13,876
09/30/92................................   13,459            12,492            15,409
09/30/93................................   19,605            16,639            17,413
09/30/94................................   19,964            17,074            18,055
09/30/95................................   29,092            21,070            23,425
09/30/96................................   36,466            23,837            28,187
09/30/97................................   38,759            31,802            39,591


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                            10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                            --------     -------      -------       ------
Investment Division
     Putnam OTC & Emerging Growth
       Division Twenty-Seven..............   287.59%      187.97%       94.14%      (6.29)%
Benchmark Comparison
     Russell 2000 Index...................   218.02%      154.58%       86.26%       33.42%
     S&P 500 Index........................   295.91%      156.93%      119.28%       40.46%


Scudder Growth and Income Division Twenty-One Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                     SCUDDER GROWTH AND INCOME                               S&P 500
                        DIVISION TWENTY-ONE                                   INDEX
-------------------------------------------------------------------          --------
10/01/87.................................................  $10,000           $10,000
09/30/88.................................................    8,800             8,764
09/30/89.................................................   11,544            11,656
09/30/90.................................................   10,165            10,579
09/30/91.................................................   12,872            13,876
09/30/92.................................................   14,313            15,409
09/30/93.................................................   16,836            17,413
09/30/94.................................................   17,967            18,055
09/30/95.................................................   21,221            23,425
09/30/96.................................................   25,177            28,187
09/30/97.................................................   34,929            39,591


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                            10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                            --------     -------      -------       ------
Investment Division
     Scudder Growth and Income
       Division Twenty-One................   249.29%      144.04%       94.40%       38.74%
Benchmark Comparison
     S&P 500 Index........................   295.91%      156.93%      119.28%       40.46%

Templeton Foreign Division Thirty-Two Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                               FOREIGN                                                EAFE
                         DIVISION THIRTY-TWO                                          INDEX
----------------------------------------------------------------------            -------------
10/01/87...............................................  $      10,000            $      10,000
09/30/88...............................................          9,460                    9,916
09/30/89...............................................         12,170                   12,128
09/30/90...............................................         12,386                    8,780
09/30/91...............................................         14,254                   10,702
09/30/92...............................................         14,718                    9,941
09/30/93...............................................         17,508                   12,561
09/30/94...............................................         20,287                   13,795
09/30/95...............................................         21,407                   14,594
09/30/96...............................................         23,330                   15,851
09/30/97...............................................         28,824                   17,782


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                               10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                               --------     -------      -------       ------
Investment Division
     Templeton Foreign Division Thirty-Two...   188.24%       95.85%       42.08%       23.55%
Benchmark Comparison
     EAFE Index..............................    77.82%       78.88%       28.90%       12.18%


Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio Division Twenty-Two Compared to Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                                                                        MERRILL LYNCH
                      LONG-TERM CORPORATE                              CORPORATE MASTER
                      DIVISION TWENTY-TWO                                   INDEX
---------------------------------------------------------------        ----------------
10/01/87.............................................  $10,000             $10,000
09/30/88.............................................   11,483              11,506
09/30/89.............................................   12,857              12,914
09/30/90.............................................   13,059              13,637
09/30/91.............................................   15,555              16,036
09/30/92.............................................   17,896              18,381
09/30/93.............................................   20,495              20,740
09/30/94.............................................   18,814              19,901
09/30/95.............................................   22,289              23,166
09/30/96.............................................   22,625              24,299
09/30/97.............................................   25,317              27,026


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Vanguard Fixed Income Securities Fund --
       Long-Term Corporate Portfolio..........   153.17%       41.47%       34.57%       11.90%
Benchmark Comparison
     Merrill Lynch Corporate Master Index.....   170.26%       47.03%       35.81%       11.22%

      Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio Division Twenty-Three Compared to Lehman Brothers U.S. Treasury Long-Term Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                                                                         LEHMAN BROS.
                                                                        U.S. TREASURY
                    LONG-TERM U.S. TREASURY                               LONG-TERM
                     DIVISION TWENTY-THREE                                  INDEX
---------------------------------------------------------------         -------------
10/01/87.............................................  $10,000             $10,000
09/30/88.............................................   11,439              11,712
09/30/89.............................................   12,960              13,561
09/30/90.............................................   12,999              13,902
09/30/91.............................................   15,481              16,765
09/30/92.............................................   17,236              19,144
09/30/93.............................................   20,417              23,019
09/30/94.............................................   18,129              20,565
09/30/95.............................................   21,939              25,288
09/30/96.............................................   21,981              25,877
09/30/97.............................................   24,402              29,299


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                              10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                              --------     -------      -------       ------
Investment Division
     Vanguard Fixed Income Securities
       Fund -- Long-Term U.S. Treasury
       Portfolio............................   144.02%       41.57%       34.60%       11.01%
Benchmark Comparison
     Lehman Brothers U.S. Treasury
       Long-Term Index......................   192.99%       53.04%       42.47%       13.22%


Vanguard/Wellington Division Twenty-Five Compared to S&P 500 Index and Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                        VANGUARD/WELLINGTON                                  BLENDED
                       DIVISION TWENTY-FIVE                                   INDEX*
-------------------------------------------------------------------          --------
10/01/87.................................................  $10,000           $10,000
09/30/88.................................................    9,846             9,744
09/30/89.................................................   11,875            12,229
09/30/90.................................................   10,736            11,730
09/30/91.................................................   13,551            14,829
09/30/92.................................................   14,695            16,673
09/30/93.................................................   16,573            18,840
09/30/94.................................................   16,843            19,020
09/30/95.................................................   20,604            23,773
09/30/96.................................................   23,476            27,290
09/30/97.................................................   29,600            35,393


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                              10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                              --------     -------      -------       ------
Investment Division
     Vanguard/Wellington Division
       Twenty-Five..........................   196.00%      101.43%       75.74%       26.08%
Benchmark Comparison
     Blended Index*.........................   253.93%      112.28%       86.08%       29.69%

---------------

* The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

  Vanguard/Windsor II Division Twenty-Four Compared to S&P 500 Index

                        HYPOTHETICAL $10,000 ACCOUNT VALUE

        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1987



                        VANGUARD/WINDSOR II                                  S&P 500
                       DIVISION TWENTY-FOUR                                   INDEX
-------------------------------------------------------------------          --------
10/01/87.................................................  $10,000           $10,000
09/30/88.................................................    9,520             8,764
09/30/89.................................................   12,375            11,656
09/30/90.................................................    9,997            10,579
09/30/91.................................................   13,110            13,876
09/30/92.................................................   14,854            15,409
09/30/93.................................................   17,202            17,413
09/30/94.................................................   17,168            18,055
09/30/95.................................................   21,758            23,425
09/30/96.................................................   25,920            28,187
09/30/97.................................................   35,501            39,591


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                       (PERIOD ENDED SEPTEMBER 30, 1997)



                                            10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                            --------     -------      -------       ------
Investment Division
     Vanguard/Windsor II Division
       Twenty-Four........................   255.01%      139.00%      106.79%       36.96%
Benchmark Comparison
     S&P 500 Index........................   295.91%      156.93%      119.28%       40.46%

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Underwriter as defined above, a wholly-owned subsidiary of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 5% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

     Pursuant to its underwriting agreement with the Underwriter and VALIC Separate Account A, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Sales commissions for year 1996 were $11,530,000.

                                    EXPERTS

     The consolidated financial statements of the Company at December 31, 1996 and 1995, and for each of the three years in the period ended December 31, 1996, and the financial statements of the Company's Separate Account A at December 31, 1996 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Six, Ten, Twelve, Thirteen, Fifteen, Seventeen, Twenty-one, Twenty-two, Twenty-three, Twenty-four, Twenty-five, Twenty-six, Twenty-seven, Twenty-eight, Twenty-nine, Thirty, Thirty-one and Thirty-two are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1996, and for the fiscal year then ended. Also contained herein are unaudited Separate Account financial statements as of September 30, 1997.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY                     STATEMENTS OF NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================

                                                               AGSPC              Putnam           Templeton         Templeton
                                                            Intl Equities      Global Growth        Foreign         International
                                                             Division 11        Division 28        Division 32       Division 20
                                                            -------------      -------------      -------------     -------------
ASSETS:
  Investment in shares of mutual funds at cost              $ 163,147,476      $  44,935,783      $ 144,075,396     $ 565,971,720
                                                            =============      =============      =============     =============
  Investment in shares of mutual funds at market            $ 176,155,598      $  50,342,186      $ 160,174,587     $ 766,222,047
  Balance due (to) from VALIC general account                    (488,480)           205,893            573,530          (154,456)

                                                            -------------      -------------      -------------     -------------

NET ASSETS                                                  $ 175,667,118      $  50,548,079      $ 160,748,117     $ 766,067,591
                                                            =============      =============      =============     =============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
    (Net of applicable contract loans - partial
    withdrawals with right of reinvestment)                 $ 175,485,084      $  50,514,401      $ 160,712,728     $ 765,888,460
  Reserves for annuity contracts on benefit                       182,034             33,678             35,389           179,131
                                                            -------------      -------------      -------------     -------------

TOTAL CONTRACT OWNER RESERVES                               $ 175,667,118      $  50,548,079      $ 160,748,117     $ 766,067,591
                                                            =============      =============      =============     =============


                                                               AGSPC              AGSPC             Dreyfus
                                                            Science & Tech    Small Cap Index      Small Cap
                                                             Division 17        Division 14       Division 18
                                                            -------------      -------------     -------------
ASSETS:
  Investment in shares of mutual funds at cost              $ 795,079,464      $ 161,552,583      $ 611,573,204
                                                            =============      =============      =============
  Investment in shares of mutual funds at market            $ 974,095,885      $ 233,176,000      $ 870,903,272
  Balance due (to) from VALIC general account                    (697,337)          (197,241)         1,030,944

                                                            -------------      -------------      -------------

NET ASSETS                                                  $ 973,398,548      $ 232,978,759      $ 871,934,216
                                                            =============      =============      =============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
    (Net of applicable contract loans - partial             $ 973,013,199      $ 232,848,471      $ 871,701,925
    withdrawals with right of reinvestment)                       385,349            130,288            232,291
  Reserves for annuity contracts on benefit                 -------------      -------------      -------------

TOTAL CONTRACT OWNER RESERVES                               $ 973,398,548      $ 232,978,759      $ 871,934,216
                                                            =============      =============      =============

================================================================================

                                                    Putnam New      Putnam OTC &        AGSPC            AGSPC
                                                   Opportunities  Emerging Growth     Growth        Midcap Index
                                                    Division 26     Division 27     Division 15      Division 4
                                                    ------------    ------------    ------------    ------------
ASSETS:
  Investment in shares of mutual funds at cost      $117,427,467    $ 84,111,794    $659,128,262    $452,219,539
                                                    ============    ============    ============    ============
  Investment in shares of mutual funds at market    $137,090,818    $ 94,627,899    $900,172,335    $717,943,544
  Balance due (to) from VALIC general account            555,321         305,259         604,188         418,978

                                                    ------------    ------------    ------------    ------------

NET ASSETS                                          $137,646,139    $ 94,933,158    $900,776,523    $718,362,522
                                                    ============    ============    ============    ============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial
   withdrawals with right of reinvestment)          $137,641,826    $ 94,889,859    $900,352,458    $718,048,948
  Reserves for annuity contracts on benefit                4,313          43,299         424,065         313,574
                                                    ------------    ------------    ------------    ------------

TOTAL CONTRACT OWNER RESERVES                       $137,646,139    $ 94,933,158    $900,776,523    $718,362,522
                                                    ============    ============    ============    ============

                                                 American Century-
                                                     Twentieth       Founders           AGSPC
                                                   Century Ultra      Growth        Growth & Income
                                                    Division 31     Division 30       Division 16
                                                    ------------    ------------      ------------

ASSETS:
  Investment in shares of mutual funds at cost      $ 83,569,149    $111,214,293      $175,744,650
                                                    ============    ============      ============
  Investment in shares of mutual funds at market    $ 94,454,384    $127,561,942      $254,738,826
  Balance due (to) from VALIC general account            392,876         605,725           218,407
                                                    ------------    ------------      ------------

NET ASSETS                                          $ 94,847,260    $128,167,667      $254,957,233
                                                    ============    ============      ============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial
   withdrawals with right of reinvestment)          $ 94,816,768    $128,132,527      $254,890,284
  Reserves for annuity contracts on benefit               30,492          35,140            66,949
                                                    ------------    ------------      ------------

TOTAL CONTRACT OWNER RESERVES                       $ 94,847,260    $128,167,667      $254,957,233
                                                    ============    ============      ============

================================================================================
* For the period from July 1, 1996 to December 31, 1996


                                                         AGSPC                         AGSPC Stock Index
                                                   Social Awareness
                                                     Division 12       Division 10A       Division 10B      Division 10C
                                                    --------------    --------------     --------------    --------------
ASSETS:
  Investment in shares of mutual funds at cost      $  162,518,260    $  234,936,780     $   19,533,938    $1,255,702,810
                                                    ==============    ==============     ==============    ==============
  Investment in shares of mutual funds at market    $  210,841,325    $  464,885,954     $   37,204,840    $2,180,023,151
  Balance due (to) from VALIC general account              294,202           (17,908)             6,297           548,158
                                                    --------------    --------------     --------------    --------------

NET ASSETS                                          $  211,135,527    $  464,868,046     $   37,211,137    $2,180,571,309
                                                    ==============    ==============     ==============    ==============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
    (Net of applicable contract loans - partial
    withdrawals with right of reinvestment)         $  211,106,875    $  451,713,695     $   35,380,471    $2,178,816,471
  Reserves for annuity contracts on benefit                 28,652        13,154,351          1,830,666         1,754,838
                                                    --------------    --------------     --------------    --------------

TOTAL CONTRACT OWNER RESERVES                       $  211,135,527    $  464,868,046     $   37,211,137    $2,180,571,309
                                                    ==============    ==============     ==============    ==============

                                                                         Neuberger
                                                         AGSPC           & Berman             Scudder
                                                      Stock Index     Guardian Trust     Growth and Income
                                                     Division 10D       Division 29         Division 21
                                                    --------------    --------------       --------------
ASSETS:
  Investment in shares of mutual funds at cost      $   26,218,789    $   31,651,163       $   85,660,749
                                                    ==============    ==============       ==============
  Investment in shares of mutual funds at market    $   50,207,848    $   36,961,965       $   98,436,225
  Balance due (to) from VALIC general account               21,208           166,726              440,083
                                                    --------------    --------------       --------------

NET ASSETS                                          $   50,229,056    $   37,128,691       $   98,876,308
                                                    ==============    ==============       ==============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
    (Net of applicable contract loans - partial
    withdrawals with right of reinvestment)         $   50,044,683    $   37,112,417       $   98,816,870
  Reserves for annuity contracts on benefit                184,373            16,274               59,438
                                                    --------------    --------------       --------------

TOTAL CONTRACT OWNER RESERVES                       $   50,229,056    $   37,128,691       $   98,876,308
                                                    ==============    ==============       ==============

THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY                     STATEMENTS OF NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================

                                                       Vanguard        Templeton         AGSPC           Vanguard
                                                      Windsor II   Asset Allocation Timed Opportunity   Wellington
                                                     Division 24      Division 19      Division 5       Division 25
                                                     ------------     ------------     ------------     ------------
ASSETS:
  Investment in shares of mutual funds at cost       $183,317,010     $249,960,698     $152,866,536     $107,246,539
                                                     ============     ============     ============     ============
  Investment in shares of mutual funds at market     $211,731,489     $318,069,202     $184,884,941     $116,808,980
  Balance due (to) from VALIC general account             646,954          282,508           66,707          484,762
                                                     ------------     ------------     ------------     ------------

NET ASSETS                                           $212,378,443     $318,351,710     $184,951,648     $117,293,742
                                                     ============     ============     ============     ============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial
   withdrawals with right of reinvestment)           $212,313,164     $318,024,378     $184,862,421     $117,293,742
  Reserves for annuity contracts on benefit                65,279          327,332           89,227                0
                                                     ------------     ------------     ------------     ------------

TOTAL CONTRACT OWNER RESERVES                        $212,378,443     $318,351,710     $184,951,648     $117,293,742
                                                     ============     ============     ============     ============

                                                        AGSPC          AGSPC Capital Conservation
                                                   Intl Gov't Bond
                                                     Division 13      Division 1       Division 7
                                                     ------------     ------------     ------------
ASSETS:
  Investment in shares of mutual funds at cost       $181,522,415     $  6,309,557     $ 52,791,148
                                                     ============     ============     ============
  Investment in shares of mutual funds at market     $173,723,402     $  6,333,870     $ 53,441,477
  Balance due (to) from VALIC general account             692,486            8,422           17,840
                                                     ------------     ------------     ------------

NET ASSETS                                           $174,415,888     $  6,342,292     $ 53,459,317
                                                     ============     ============     ============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial
   withdrawals with right of reinvestment)          $174,393,218      $  6,337,549     $ 53,459,317
  Reserves for annuity contracts on benefit               22,670             4,743                0
                                                    ------------      ------------     ------------

TOTAL CONTRACT OWNER RESERVES                       $174,415,888      $  6,342,292     $ 53,459,317
                                                    ============      ============     ============

================================================================================

                                                         AGSPC           Vanguard LT        Vanguard LT
                                                     Govt Securities      Corporate        U.S. Treasury
                                                       Division 8        Division 22        Division 23
                                                     --------------     --------------     --------------
ASSETS:
  Investment in shares of mutual funds at cost       $   83,575,679     $   11,907,319     $   14,160,586
                                                     ==============     ==============     ==============
  Investment in shares of mutual funds at market     $   83,616,623     $   12,250,194     $   14,543,088
  Balance due (to) from VALIC general account                78,805             90,529             35,726
                                                     --------------     --------------     --------------

NET ASSETS                                           $   83,695,428     $   12,340,723     $   14,578,814
                                                     ==============     ==============     ==============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial
   withdrawals with right of reinvestment)           $   83,695,428     $   12,340,723     $   14,569,191
  Reserves for annuity contracts on benefit                       0                  0              9,623
                                                     --------------     --------------     --------------

TOTAL CONTRACT OWNER RESERVES                        $   83,695,428     $   12,340,723     $   14,578,814
                                                     ==============     ==============     ==============


                                                             AGSPC Money Market
                                                       Division 2         Division 6       ALL DIVISIONS
                                                     --------------     --------------     --------------
ASSETS:
  Investment in shares of mutual funds at cost       $    4,371,751     $  127,208,977     $7,161,211,484
                                                     ==============     ==============     ==============
  Investment in shares of mutual funds at market     $    4,371,751     $  127,208,977     $9,943,204,625
  Balance due (to) from VALIC general account                13,725          3,309,267         10,560,104
                                                     --------------     --------------     --------------

NET ASSETS                                           $    4,385,476     $  130,518,244     $9,953,764,729
                                                     ==============     ==============     ==============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts
   (Net of applicable contract loans - partial
   withdrawals with right of reinvestment)           $    4,385,476     $  130,500,509     $9,934,103,536
  Reserves for annuity contracts on benefit                       0             17,735         19,661,193
                                                     --------------     --------------     --------------

TOTAL CONTRACT OWNER RESERVES                        $    4,385,476     $  130,518,244     $9,953,764,729
                                                     ==============     ==============     ==============

THE VARIABLE ANNUITY LIFE
INSURANCE COMPANY                          STATEMENTS OF OPERATIONS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================

                                                                  AGSPC          Putnam         Templeton        Templeton
                                                              Intl Equities   Global Growth      Foreign        International
                                                               Division 11     Division 28      Division 32      Division 20
                                                               ------------    ------------     ------------     ------------
INVESTMENT INCOME:
  Dividends                                                    $  2,297,153    $          0     $          0     $ 15,319,152
                                                               ------------    ------------     ------------     ------------

EXPENSES:
  Mortality and expense risk charge                               1,347,229         305,421          900,211        5,958,472
  Reimbursement of expense                                                0         (60,947)        (180,310)               0
                                                               ------------    ------------     ------------     ------------

     Total Expenses                                               1,347,229         244,474          719,901        5,958,472
                                                               ------------    ------------     ------------     ------------

NET INVESTMENT INCOME                                               949,924        (244,474)        (719,901)       9,360,680
                                                               ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                    7,790,776          83,599          121,407       15,068,643
  Capital gains distributions from mutual funds                           0               0                0        6,157,699
  Net unrealized appreciation (depreciation) of investments
    during the period                                             8,421,275       5,910,957       14,977,401      100,191,562
                                                               ------------    ------------     ------------     ------------

    Net realized and unrealized gain (loss) on investments       16,212,051       5,994,556       15,098,808      121,417,904
                                                               ------------    ------------     ------------     ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $ 17,161,975    $  5,750,082     $ 14,378,907     $130,778,584
                                                               ============    ============     ============     ============

                                                                   AGSPC              AGSPC             Dreyfus
                                                               Science & Tech     Small Cap Index      Small Cap
                                                                 Division 17        Division 14       Division 18
                                                                -------------      -------------     -------------
INVESTMENT INCOME:
  Dividends                                                     $           0      $   1,723,296     $           0
                                                                -------------      -------------     -------------

EXPENSES:
  Mortality and expense risk charge                                 6,004,947          1,447,693         6,732,760
  Reimbursement of expense                                                  0                  0                 0
                                                                -------------      -------------     -------------

     Total Expenses                                                 6,004,947          1,447,693         6,732,760
                                                                -------------      -------------     -------------

NET INVESTMENT INCOME                                              (6,004,947)           275,603        (6,732,760)
                                                                -------------      -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                     21,096,200          5,408,340         7,936,337
  Capital gains distributions from mutual funds                             0                  0                 0
  Net unrealized appreciation (depreciation) of investments
    during the period                                             119,443,167         41,027,032       156,128,877
                                                                -------------      -------------     -------------

    Net realized and unrealized gain (loss) on investments        140,539,367         46,435,372       164,065,214
                                                                -------------      -------------     -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $ 134,534,420      $  46,710,975     $ 157,332,454
                                                                =============      =============     =============

================================================================================

                                                                Putnam New        Putnam OTC &        AGSPC             AGSPC
                                                               Opportunities    Emerging Growth      Growth          Midcap Index
                                                                Division 26       Division 27       Division 15       Division 4
                                                               -------------     -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends                                                    $           0     $           0     $           0     $   5,243,431
                                                               -------------     -------------     -------------     -------------

EXPENSES:
  Mortality and expense risk charge                                  843,479           603,857         5,562,294         4,591,589
  Reimbursement of expense                                          (168,468)         (120,810)                0                 0
                                                               -------------     -------------     -------------     -------------

     Total Expenses                                                  675,011           483,047         5,562,294         4,591,589
                                                               -------------     -------------     -------------     -------------

NET INVESTMENT INCOME                                               (675,011)         (483,047)       (5,562,294)          651,842
                                                               -------------     -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                       (10,792)         (110,552)        3,972,156        14,914,214
  Capital gains distributions from mutual funds                            0                 0                 0                 0
  Net unrealized appreciation (depreciation) of investments
    during the period                                             21,283,130        15,136,698       143,448,254       149,615,564
                                                               -------------     -------------     -------------     -------------

    Net realized and unrealized gain (loss) on investments        21,272,338        15,026,146       147,420,410       164,529,778
                                                               -------------     -------------     -------------     -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $  20,597,327     $  14,543,099     $ 141,858,116     $ 165,181,620
                                                               =============     =============     =============     =============





THE VARIABLE ANNUITY LIFE
INSURANCE COMPANY                          STATEMENTS OF OPERATIONS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================

                                                            American Century-
                                                               Twentieth          Founders            AGSPC
                                                              Century Ultra        Growth         Growth & Income
                                                               Division 31        Division 30       Division 16
                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends                                                    $           0     $           0     $     649,040
                                                               -------------     -------------     -------------

EXPENSES:
  Mortality and expense risk charge                                  464,348           668,996         1,560,352
  Reimbursement of expense                                           (73,167)         (133,325)                0
                                                               -------------     -------------     -------------

     Total Expenses                                                  391,181           535,671         1,560,352
                                                               -------------     -------------     -------------

NET INVESTMENT INCOME                                               (391,181)         (535,671)         (911,312)
                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                        15,154            15,966         1,752,029
  Capital gains distributions from mutual funds                            0                 0                 0
  Net unrealized appreciation (depreciation) of investments
    during the period                                             11,545,142        18,045,189        50,908,607
                                                               -------------     -------------     -------------

    Net realized and unrealized gain (loss) on investments        11,560,296        18,061,155        52,660,636
                                                               -------------     -------------     -------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $  11,169,115     $  17,525,484     $  51,749,324
                                                               =============     =============     =============

THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY                      STATEMENTS OF OPERATIONS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================




                                                                 AGSPC
                                                            Social Awareness                 AGSPC Stock Index
                                                               Division 12     Division 10A    Division 10B     Division 10C
                                                               ------------    ------------    ------------     ------------
INVESTMENT INCOME:
  Dividends                                                    $  1,310,620    $  4,821,969    $    386,718     $ 21,275,333
                                                               ------------    ------------    ------------     ------------

EXPENSES:
  Mortality and expense risk charge                               1,146,203       3,176,459         143,482       13,842,833
  Reimbursement of expense                                                0               0         (62,944)               0
                                                               ------------    ------------    ------------     ------------

     Total Expenses                                               1,146,203       3,176,459          80,538       13,842,833
                                                               ------------    ------------    ------------     ------------

NET INVESTMENT INCOME                                               164,417       1,645,510         306,180        7,432,500
                                                               ------------    ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                      743,895      16,071,403       1,354,337       12,319,102
  Capital gains distributions from mutual funds                           0               0               0                0
  Net unrealized appreciation (depreciation) of investments
    during the period                                            36,070,498      87,346,070       6,966,613      438,470,370
                                                               ------------    ------------    ------------     ------------

    Net realized and unrealized gain (loss) on investments       36,814,393     103,417,473       8,320,950      450,789,472
                                                               ------------    ------------    ------------     ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $ 36,978,810    $105,062,983    $  8,627,130     $458,221,972
                                                               ============    ============    ============     ============

                                                                                Neuberger
                                                                                & Berman         Scudder
                                                                              Guardian Trust Growth and Income
                                                               Division 10D    Division 29      Division 21
                                                               ------------    ------------     ------------
INVESTMENT INCOME:
  Dividends                                                    $    531,172    $     40,763     $    645,238
                                                               ------------    ------------     ------------

EXPENSES:
  Mortality and expense risk charge                                 349,003         198,461          490,831
  Reimbursement of expense                                                0         (39,614)         (49,597)
                                                               ------------    ------------     ------------

     Total Expenses                                                 349,003         158,847          441,234
                                                               ------------    ------------     ------------

NET INVESTMENT INCOME                                               182,169        (118,084)         204,004
                                                               ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                    2,379,149         228,848           65,935
  Capital gains distributions from mutual funds                           0               0          543,650
  Net unrealized appreciation (depreciation) of investments
    during the period                                             9,088,419       4,962,351       12,690,758
                                                               ------------    ------------     ------------

    Net realized and unrealized gain (loss) on investments       11,467,568       5,191,199       13,300,343
                                                               ------------    ------------     ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $ 11,649,737    $  5,073,115     $ 13,504,347
                                                               ============    ============     ============

================================================================================

                                                                    Vanguard         Templeton         AGSPC          Vanguard
                                                                   Windsor II     Asset Allocation Timed Opportunity Wellington
                                                                   Division 24      Division 19      Division 5      Division 25
                                                                   ------------     ------------    ------------     ------------
INVESTMENT INCOME:
  Dividends                                                        $  1,030,983     $  6,145,468    $  4,168,255     $  1,617,182
                                                                   ------------     ------------    ------------     ------------

EXPENSES:
  Mortality and expense risk charge                                   1,126,027        2,331,353       1,334,745          620,005
  Reimbursement of expense                                                    0                0               0                0
                                                                   ------------     ------------    ------------     ------------

     Total Expenses                                                   1,126,027        2,331,353       1,334,745          620,005
                                                                   ------------     ------------    ------------     ------------

NET INVESTMENT INCOME                                                   (95,044)       3,814,115       2,833,510          997,177
                                                                   ------------     ------------    ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                          186,995          541,192       4,019,249          493,479
  Capital gains distributions from mutual funds                               0       11,661,872               0                0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                28,631,847       37,058,501      23,542,118       10,006,513
                                                                   ------------     ------------    ------------     ------------

    Net realized and unrealized gain (loss) on investments           28,818,842       49,261,565      27,561,367       10,499,992
                                                                   ------------     ------------    ------------     ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $ 28,723,798     $ 53,075,680    $ 30,394,877     $ 11,497,169
                                                                   ============     ============    ============     ============



THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY                      STATEMENTS OF OPERATIONS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================



                                                                     AGSPC          AGSPC Capital Conservation
                                                                 Intl Gov't Bond
                                                                   Division 13      Division 1       Division 7
                                                                   ------------    ------------     ------------
INVESTMENT INCOME:
  Dividends                                                        $  5,099,994     $    305,956    $  2,566,171
                                                                   ------------     ------------    ------------

EXPENSES:
  Mortality and expense risk charge                                   1,307,030           47,780         400,429
  Reimbursement of expense                                                    0                0               0
                                                                   ------------     ------------    ------------

     Total Expenses                                                   1,307,030           47,780         400,429
                                                                   ------------     ------------    ------------

NET INVESTMENT INCOME                                                 3,792,964          258,176       2,165,742
                                                                   ------------     ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                       (3,037,867)          14,217        (645,851)
  Capital gains distributions from mutual funds                               0                0               0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                (8,050,431)          85,843       1,479,823
                                                                   ------------     ------------    ------------

    Net realized and unrealized gain (loss) on investments          (11,088,298)        100,060          833,972
                                                                   ------------     ------------    ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  ($ 7,295,334)    $    358,236    $  2,999,714
                                                                    ===========     ============    ============

THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY                     STATEMENTS OF OPERATIONS (UNAUDITED)
SEPARATE ACCOUNT A                     For the period ended September 30, 1997

================================================================================

                                                                   AGSPC             Vanguard LT       Vanguard LT
                                                               Govt Securities        Corporate        U.S. Treasury
                                                                 Division 8          Division 22        Division 23
                                                               ---------------     ---------------    ---------------
INVESTMENT INCOME:
  Dividends                                                    $     3,819,307     $       356,906    $       419,638
                                                               ---------------     ---------------    ---------------

EXPENSES:
  Mortality and expense risk charge                                    630,670              65,162             81,083
  Reimbursement of expense                                                   0                   0                  0
                                                               ---------------     ---------------    ---------------

     Total Expenses                                                    630,670              65,162             81,083
                                                               ---------------     ---------------    ---------------

NET INVESTMENT INCOME                                                3,188,637             291,744            338,555
                                                               ---------------     ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                        (762,339)             24,351             28,877
  Capital gains distributions from mutual funds                              0               5,835                  0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                1,551,459             354,281            348,847
                                                               ---------------     ---------------    ---------------

    Net realized and unrealized gain (loss) on investments             789,120             384,467            377,724
                                                               ---------------     ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     3,977,757     $       676,211    $       716,279
                                                               ===============     ===============    ===============


                                                                     AGSPC Money Market
                                                                 Division 2         Division 6        ALL DIVISIONS
                                                               ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends                                                    $       177,938    $     4,802,308    $    84,753,991
                                                               ---------------    ---------------    ---------------

EXPENSES:
  Mortality and expense risk charge                                     35,587            957,249         65,276,040
  Reimbursement of expense                                                   0                  0           (889,182)
                                                               ---------------    ---------------    ---------------

     Total Expenses                                                     35,587            957,249         64,386,858
                                                               ---------------    ---------------    ---------------

NET INVESTMENT INCOME                                                  142,351          3,845,059         20,367,133
                                                               ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments sold                               0                  0        112,078,449
  Capital gains distributions from mutual funds                              0                  0         18,369,056
  Net unrealized appreciation (depreciation) of investments
    during the period                                                        0                  0      1,546,686,735
                                                               ---------------    ---------------    ---------------

    Net realized and unrealized gain (loss) on investments                   0                  0      1,677,134,240
                                                               ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $       142,351    $     3,845,059    $ 1,697,501,373
                                                               ===============    ===============    ===============

THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================

                                                                     AGSPC                             Putnam
                                                                  Intl Equities                      Global Growth
                                                         ------------------------------      -------------------------------
                                                                   Division 11                        Division 28
                                                         ------------------------------      -------------------------------
                                                         9 months ended      Year ended      9 months ended      Year ended
                                                            09/30/97          12/31/96           09/30/97         12/31/96*
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                  $     949,924     $   1,591,421     ($    244,474)    $     354,551
  Net realized gain (loss) on investments sold               7,790,776        10,405,298            83,599             1,237
  Capital gains distributions from mutual funds                      0         6,021,502                 0           765,977
  Net unrealized appreciation (depreciation) of
    investments during the period                            8,421,275        (6,663,813)        5,910,957          (504,554)
                                                         -------------     -------------     -------------     -------------

    Increase in net assets resulting from operations        17,161,975        11,354,408         5,750,082           617,211
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                         16,949,392        34,022,917        12,398,557         3,174,282
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                       (6,427,455)       (8,616,063)         (455,914)          (15,952)
  Annuity benefit payments                                      (8,093)          (13,432)           (1,289)                0

  Amounts transferred (to) from VALIC general account      (43,235,229)      (45,208,742)       15,247,585        13,833,517
                                                         -------------     -------------     -------------     -------------

    Increase (decrease) in net assets resulting from
      principal transactions                               (32,721,385)      (19,815,320)       27,188,939        16,991,847
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (15,559,410)       (8,460,912)       32,939,021        17,609,058
NET ASSETS:
Beginning of period                                        191,226,528       199,687,440        17,609,058                 0
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 175,667,118     $ 191,226,528     $  50,548,079     $  17,609,058
                                                         =============     =============     =============     =============
Accumulation units end of period                           130,374,667       156,226,314        40,083,255        16,648,600
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    1.346006     $    1.222906     $    1.260237     $     1.05769
                                                         =============     =============     =============     =============


                                                                   Templeton                           Templeton
                                                                    Foreign                           International
                                                         -------------------------------     -------------------------------
                                                                   Division 32                         Division 20
                                                         -------------------------------     -------------------------------
                                                        9 months ended      Year ended      9 months ended      Year ended
                                                           09/30/97          12/31/96*           09/30/97          12/31/96
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                       (719,901)    $     482,633     $   9,360,680     ($    394,601)
  Net realized gain (loss) on investments sold                 121,407               125        15,068,643         3,551,468
  Capital gains distributions from mutual funds                      0           285,587         6,157,699         1,324,253
  Net unrealized appreciation (depreciation) of
     investments during the period                          14,977,401         1,121,790       100,191,562        78,888,709
                                                         -------------     -------------     -------------     -------------

    Increase in net assets resulting from operations        14,378,907         1,890,135       130,778,584        83,369,829
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                         42,973,984         9,386,263        95,037,013       121,376,573
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                       (1,138,101)         (122,577)      (15,949,343)       (9,699,818)
  Annuity benefit payments                                        (739)                0            (4,920)           (3,367)

  Amounts transferred (to) from VALIC general account       65,078,993        28,301,252        26,182,446        84,599,243
                                                         -------------     -------------     -------------     -------------

    Increase (decrease) in net assets resulting from
      principal transactions                               106,914,137        37,564,938       105,265,196       196,272,631
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    121,293,044        39,455,073       236,043,780       279,642,460
NET ASSETS:
Beginning of period                                         39,455,073                 0       530,023,811       250,381,351
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 160,748,117     $  39,455,073     $ 766,067,591     $ 530,023,811
                                                         =============     =============     =============     =============
Accumulation units end of period                           129,505,001        36,671,828       448,878,408       378,581,949
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    1.240977     $    1.075896     $    1.706227     $    1.399702
                                                         =============     =============     =============     =============

================================================================================




















THE VARIABLE ANNUITY
LIFE INSURANCE COMPANY          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A                      For the period ended September 30, 1997
================================================================================


                                                                      AGSPC                              AGSPC
                                                               Science And Technology                Small Cap Index
                                                        --------------------------------------------------------------------
                                                                     Division 17                        Division 14
                                                        --------------------------------------------------------------------
                                                        9 months ended      Year ended      9 months ended       Year ended
                                                           09/30/97           12/31/96         09/30/97           12/31/96
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                  ($  6,004,947)    ($  5,521,307)    $     275,603     $     637,395
  Net realized gain (loss) on investments sold              21,096,200        20,659,560         5,408,340         4,544,601
  Capital gains distributions from mutual funds                      0        32,117,202                 0        11,216,991
  Net unrealized appreciation (depreciation) of
    investments during the period                          119,443,167        15,569,750        41,027,032         7,711,563
                                                         -------------     -------------     -------------     -------------

    Increase in net assets resulting from operations       134,534,420        62,825,205        46,710,975        24,110,550
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                        148,616,177       181,422,903        19,162,526        31,004,229
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                      (21,143,107)      (14,164,178)       (6,155,476)       (7,478,000)
  Annuity benefit payments                                     (13,857)          (40,073)           (4,504)             (563)

  Amounts transferred (to) from VALIC general account          440,751       105,706,951       (11,213,084)      (15,148,966)
                                                         -------------     -------------     -------------     -------------

    Increase (decrease) in net assets resulting from
      principal transactions                               127,899,964       272,925,603         1,789,462         8,376,700
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    262,434,384       335,750,808        48,500,437        32,487,250
NET ASSETS:
Beginning of period                                        710,964,164       375,213,356       184,478,322       151,991,072
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 973,398,548     $ 710,964,164     $ 232,978,759     $ 184,478,322
                                                         =============     =============     =============     =============
Accumulation units end of period                           371,440,329       315,809,646       103,827,795       103,320,842
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    2.619568     $    2.250471     $    2.242641     $    1.785442
                                                         =============     =============     =============     =============

                                                                                                      Putnam New
                                                                   Dreyfus Small Cap                Opportunities
                                                         -------------------------------     -------------------------------
                                                                     Division 18                       Division 26
                                                         -------------------------------     -------------------------------
                                                         9 months ended      Year ended      9 months ended      Year ended
                                                            09/30/97         12/31/96          09/30/97           12/31/96*
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                  ($  6,732,760)    ($  5,324,689)    ($    675,011)    ($     91,811)
  Net realized gain (loss) on investments sold               7,936,337         1,994,033           (10,792)            9,737
  Capital gains distributions from mutual funds                      0        19,221,026                 0           333,297
  Net unrealized appreciation (depreciation) of
    investments during the period                          156,128,877        56,124,110        21,283,130        (1,619,779)
                                                         -------------     -------------     -------------     -------------

    Increase in net assets resulting from operations       157,332,454        72,014,480        20,597,327        (1,368,556)
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                        114,724,252       168,538,535        35,816,382        11,510,093
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                      (19,393,946)      (13,795,343)       (1,567,716)          (87,148)
  Annuity benefit payments                                     (10,058)           (8,413)                0                 0

  Amounts transferred (to) from VALIC general account      (39,104,545)       74,732,906        32,577,167        40,168,590
                                                         -------------     -------------     -------------     -------------

    Increase (decrease) in net assets resulting from
      principal transactions                                56,215,703       229,467,685        66,825,833        51,591,535
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    213,548,157       301,482,165        87,423,160        50,222,979
NET ASSETS:
Beginning of period                                        658,386,059       356,903,894        50,222,979                 0
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 871,934,216     $ 658,386,059     $ 137,646,139     $  50,222,979
                                                         =============     =============     =============     =============
Accumulation units end of period                           464,085,458       428,883,250       119,847,368        53,001,699
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    1.878322     $    1.534694     $    1.148476     $    0.947573
                                                         =============     =============     =============     =============

THE VARIABLE ANNUITY LIFE
INSURANCE COMPANY               STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A                  For the period ended September 30, 1997

================================================================================

                                                                   Putnam OTC                            AGSPC
                                                                 Emerging Growth                        Growth
                                                         -------------------------------     -------------------------------
                                                                   Division  27                       Division 15
                                                         -------------------------------     -------------------------------
                                                        9 months ended     Year ended        9 months ended      Year ended
                                                           09/30/97          12/31/96          09/30/97           12/31/96
                                                         -------------     -------------     --------------    -------------
OPERATIONS:
  Net investment income                                  ($    483,047)    ($     87,360)    ($  5,562,294)    ($  2,278,501)
  Net realized gain (loss) on investments sold                (110,552)            9,014         3,972,156           130,878
  Capital gains distributions from mutual funds                      0         2,846,114                 0        11,891,551
  Net unrealized appreciation (depreciation) of
    investments during the period                           15,136,698        (4,620,592)      143,448,254        58,161,783
                                                         -------------     -------------     -------------     -------------
    Increase in net assets resulting from operations        14,543,099        (1,852,824)      141,858,116        67,905,711
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                         24,532,202        11,571,920       141,284,981       164,255,730
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                       (1,149,641)          (77,988)      (17,790,149)      (10,378,550)
  Annuity benefit payments                                      (1,255)                0           (13,625)          (38,688)
  Amounts transferred (to) from VALIC general account       13,241,798        34,125,847           321,593       172,227,639
                                                         -------------     -------------     -------------     -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                36,623,104        45,619,779       123,802,800       326,066,131
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     51,166,203        43,766,955       265,660,916       393,971,842
NET ASSETS:
Beginning of period                                         43,766,955                 0       635,115,607       241,143,765
                                                         -------------     -------------     -------------     -------------
End of period                                            $  94,933,158     $  43,766,955     $ 900,776,523     $ 635,115,607
                                                         =============     =============     =============     =============
Accumulation units end of period                            90,702,228        48,902,828       435,426,799       366,272,509
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    1.046169     $    0.894978     $    2.067747     $    1.733324
                                                         =============     =============     =============     =============

                                                                       AGSPC                             Twentieth
                                                                    Midcap Index                       Century Ultra
                                                         ------------------------------     --------------------------------
                                                                     Division 4                         Division 31
                                                         ------------------------------     --------------------------------
                                                         9 months ended     Year ended      9 months ended       Year ended
                                                            09/30/97         12/31/96          09/30/97           12/31/96*
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                  $     651,842     $   1,513,296     ($    391,181)    ($     37,059)
  Net realized gain (loss) on investments sold              14,914,214        17,436,698            15,154            18,993
  Capital gains distributions from mutual funds                      0        33,690,174                 0           884,238
  Net unrealized appreciation (depreciation) of
    investments during the period                          149,615,564        33,029,566        11,545,142          (659,907)
                                                         -------------     -------------     -------------     -------------
    Increase in net assets resulting from operations       165,181,620        85,669,734        11,169,115           206,265
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                         48,730,161        76,583,041        27,155,105         4,513,492
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                      (18,942,838)      (21,727,656)         (816,262)          (29,941)
  Annuity benefit payments                                     (15,104)          (19,036)             (635)                0
  Amounts transferred (to) from VALIC general account      (42,302,710)      (55,201,966)       40,022,279        12,627,842
                                                         -------------     -------------     -------------     -------------
    Increase (decrease) in net assets resulting from
      principal transactions                               (12,530,491)         (365,617)       66,360,487        17,111,393
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    152,651,129        85,304,117        77,529,602        17,317,658
NET ASSETS:
Beginning of period                                        565,711,393       480,407,276        17,317,658                 0
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 718,362,522     $ 565,711,393     $  94,847,260     $  17,317,658
                                                         =============     =============     =============     =============
Accumulation units end of period                           169,126,755       172,816,978        72,344,807        16,654,076
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    4.245626     $    3.272588     $    1.310623     $    1.039845
                                                         =============     =============     =============     =============

================================================================================

                                                                    Founders                               AGSPC
                                                                     Growth                          Growth and Income
                                                         ------------------------------      -------------------------------
                                                                    Division 30                         Division 16
                                                         ------------------------------      -------------------------------
                                                         9 months ended      Year ended      9 months ended     Year ended
                                                           09/30/97           12/31/96*        09/30/97          12/31/96
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                  ($    535,671)    ($     28,065)    ($    911,312)    ($    402,222)
  Net realized gain (loss) on investments sold                  15,966                 0         1,752,029           483,596
  Capital gains distributions from mutual funds                      0         2,106,129                 0         3,131,642
  Net unrealized appreciation (depreciation) of
    investments during the period                           18,045,189        (1,697,540)       50,908,607        19,205,904
                                                         -------------     -------------     -------------     -------------
    Increase in net assets resulting from operations        17,525,484           380,524        51,749,324        22,418,920
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                         34,349,253         8,595,522        33,663,270        41,180,652
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                       (1,110,908)          (36,494)       (6,520,974)       (2,962,157)
  Annuity benefit payments                                           0                 0            (2,036)           (1,598)
  Amounts transferred (to) from VALIC general account       45,285,362        23,178,924         4,539,444        43,756,812
                                                         -------------     -------------     -------------     -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                78,523,707        31,737,952        31,679,704        81,973,709
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     96,049,191        32,118,476        83,429,028       104,392,629
NET ASSETS:
Beginning of period                                         32,118,476                 0       171,528,205        67,135,576
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 128,167,667     $  32,118,476     $ 254,957,233     $ 171,528,205
                                                         =============     =============     =============     =============
Accumulation units end of period                            97,415,997        31,197,464       127,030,641       108,341,635
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    1.315313     $    1.029522     $    2.006526     $    1.583056
                                                         =============     =============     =============     =============

                                                                     AGSPC                                 AGSPC
                                                                Social Awareness                        Stock Index
                                                         -------------------------------     -------------------------------
                                                                   Division 12                          Division 10A
                                                         -------------------------------     -------------------------------
                                                         9 months ended     Year ended       9 months ended      Year ended
                                                            09/30/97         12/31/96           09/30/97          12/31/96
                                                         -------------     -------------     -------------     -------------
OPERATIONS:
  Net investment income                                  $     164,417     $     546,469     $   1,645,510     $   3,186,584
  Net realized gain (loss) on investments sold                 743,895           778,115        16,071,403        12,767,086
  Capital gains distributions from mutual funds                      0        10,715,745                 0         2,739,498
  Net unrealized appreciation (depreciation) of
    investments during the period                           36,070,498         4,483,540        87,346,070        51,675,655
                                                         -------------     -------------     -------------     -------------
    Increase in net assets resulting from operations        36,978,810        16,523,869       105,062,983        70,368,823
                                                         -------------     -------------     -------------     -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                         30,447,841        18,543,307         2,926,507         4,265,439
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                       (3,496,754)       (3,798,307)      (16,264,678)      (22,309,652)
  Annuity benefit payments                                           0                 0        (1,284,740)       (1,401,028)
  Amounts transferred (to) from VALIC general account       42,289,601        13,547,350        (4,221,055)      (13,443,730)
                                                         -------------     -------------     -------------     -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                69,240,688        28,292,350       (18,843,966)      (32,888,971)
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    106,219,498        44,816,219        86,219,017        37,479,852
NET ASSETS:
Beginning of period                                        104,916,029        60,099,810       378,649,029       341,169,177
                                                         -------------     -------------     -------------     -------------
End of period                                            $ 211,135,527     $ 104,916,029     $ 464,868,046     $ 378,649,029
                                                         =============     =============     =============     =============
Accumulation units end of period                            72,986,447        46,574,016        26,213,972        27,379,389
                                                         =============     =============     =============     =============
Accumulation unit value                                  $    2.892412     $    2.252673     $   17.231791     $   13.413891
                                                         =============     =============     =============     =============

THE VARIABLE ANNUITY LIFE
INSURANCE COMPANY
SEPARATE ACCOUNT A
================================================================================

                                                                                                           AGSPC Stock Index
                                                         -----------------------------------     ----------------------------------
                                                                      Division 10B                            Division 10C
                                                         -----------------------------------     ----------------------------------
                                                         9 months ended        Year ended        9 months ended       Year ended
                                                            09/30/97             12/31/96           09/30/97            12/31/96
                                                         ---------------     ---------------     ---------------    ---------------
OPERATIONS:
  Net investment income                                  $       306,180     $       462,074     $     7,432,500    $    11,741,408
  Net realized gain (loss) on investments sold                 1,354,337           2,085,848          12,319,102         10,129,542
  Capital gains distributions from mutual funds                        0             222,372                   0         11,061,404
  Net unrealized appreciation (depreciation) of
     investments during the period                             6,966,613           3,182,195         438,470,370        222,475,966
                                                         ---------------     ---------------     ---------------    ---------------
    Increase in net assets resulting from operations           8,627,130           5,952,489         458,221,972        255,408,320
                                                         ---------------     ---------------     ---------------    ---------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                              196,060             501,306         192,850,190        210,185,191
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                         (1,523,937)         (2,364,484)        (52,419,363)       (49,624,470)
  Annuity benefit payments                                      (210,752)           (250,350)            (86,663)           (61,625)
  Amounts transferred (to) from VALIC general account           (603,288)         (1,406,730)         51,658,803         47,055,243
                                                         ---------------     ---------------     ---------------    ---------------
    Increase (decrease) in net assets resulting from          (2,141,917)         (3,520,258)        192,002,967        207,554,339
      principal transactions
                                                         ---------------     ---------------     ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        6,485,213           2,432,231         650,224,939        462,962,659


NET ASSETS:
Beginning of period                                           30,725,924          28,293,693       1,530,346,370      1,067,383,711
                                                         ---------------     ---------------     ---------------    ---------------
End of period                                            $    37,211,137     $    30,725,924     $ 2,180,571,309    $ 1,530,346,370
                                                         ===============     ===============     ===============    ===============
Accumulation units end of period                               1,300,638           1,380,401         595,543,590        536,806,965
                                                         ===============     ===============     ===============    ===============
Accumulation unit value                                  $     27.202387     $     21.070956     $      3.658534    $      2.848437
                                                         ===============     ===============     ===============    ===============


                                                                                                              Neuberger
                                                                                                              & Berman
                                                                                                           Guardian Trust
                                                                     Division 10D                            Division 29
                                                         ----------------------------------      ----------------------------------
                                                         9 months ended       Year ended         9 months ended       Year ended
                                                             09/30/97           12/31/96            09/30/97           12/31/96*
                                                         ---------------     ---------------     ---------------    ---------------
OPERATIONS:
  Net investment income                                  $       182,169     $       363,909     ($      118,084)   $        15,594
  Net realized gain (loss) on investments sold                 2,379,149           2,391,364             228,848             10,864
  Capital gains distributions from mutual funds                        0             307,213                   0            128,127
  Net unrealized appreciation (depreciation) of
     investments during the period                             9,088,419           4,964,983           4,962,351            348,451
                                                         ---------------     ---------------     ---------------    ---------------
    Increase in net assets resulting from operations          11,649,737           8,027,469           5,073,115            503,036
                                                         ---------------     ---------------     ---------------    ---------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                              608,146           1,004,698           9,093,651          2,108,685
  Surrenders of accumulation units by terminations,
    withdrawals, and maintenance fees                         (1,769,250)         (2,219,367)           (308,276)           (21,439)
  Annuity benefit payments                                        (9,914)            (10,433)                  0                  0
  Amounts transferred (to) from VALIC general account         (2,720,790)         (5,536,446)         14,066,895          6,613,024
                                                         ---------------     ---------------     ---------------    ---------------
    Increase (decrease) in net assets resulting from
      principal transactions                                  (3,891,808)         (6,761,548)         22,852,270          8,700,270
                                                         ---------------     ---------------     ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        7,757,929           1,265,921          27,925,385          9,203,306


NET ASSETS:
Beginning of period                                           42,471,127          41,205,206           9,203,306                  0
                                                         ---------------     ---------------     ---------------    ---------------
End of period                                            $    50,229,056     $    42,471,127     $    37,128,691    $     9,203,306
                                                         ===============     ===============     ===============    ===============
Accumulation units end of period                               7,717,412           8,381,704          26,165,614          8,211,592
                                                         ===============     ===============     ===============    ===============
Accumulation unit value                                  $      6.484646     $      5.049088     $      1.418366    $       1.12077
                                                         ===============     ===============     ===============    ===============

                                                                                 Scudder
                                                                            Growth and Income
                                                                     --------------------------------
                                                                                Division 21
                                                                     --------------------------------
                                                                     9 months ended        Year ended
                                                                       09/30/97            12/31/96*
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $     204,004      $     120,254
  Net realized gain (loss) on investments sold                              65,935             22,419
  Capital gains distributions from mutual funds                            543,650            607,596
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   12,690,758             84,718
                                                                     -------------      -------------
    Increase in net assets resulting from operations                    13,504,347            834,987
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     24,034,616          4,643,308
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                  (838,124)           (23,004)
  Annuity benefit payments                                                  (1,354)                 0
  Amounts transferred (to) from VALIC general account                   43,753,338         12,968,194
                                                                     -------------      -------------
    Increase (decrease) in net assets resulting from

      principal transactions                                            66,948,476         17,588,498
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 80,452,823         18,423,485
NET ASSETS:
Beginning of period                                                     18,423,485                  0
                                                                     -------------      -------------
End of period                                                        $  98,876,308      $  18,423,485
                                                                     =============      =============
Accumulation units end of period                                        69,057,119         16,524,046
                                                                     =============      =============
Accumulation unit value                                                   1.430944            1.11495
                                                                     =============      =============

                                                                                 Vanguard
                                                                                Windsor II
                                                                     --------------------------------
                                                                                Division 24
                                                                     --------------------------------
                                                                     9 months ended       Year ended
                                                                        09/30/97           12/31/96*
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              ($     95,044)     $     488,057
  Net realized gain (loss) on investments sold                             186,995             11,774
  Capital gains distributions from mutual funds                                  0          1,554,790
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   28,631,847           (217,368)
                                                                     -------------      -------------
    Increase in net assets resulting from operations                    28,723,798          1,837,253
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     57,185,015         10,178,409
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (1,731,303)          (103,527)
  Annuity benefit payments                                                    (803)                 0
  Amounts transferred (to) from VALIC general account                   86,401,958         29,887,643
                                                                     -------------      -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                           141,854,867         39,962,525
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                170,578,665         41,799,778
NET ASSETS:
Beginning of period                                                     41,799,778                  0
                                                                     -------------      -------------
End of period                                                        $ 212,378,443      $  41,799,778
                                                                     =============      =============
Accumulation units end of period                                       150,427,778         37,292,761
                                                                     =============      =============
Accumulation unit value                                                   1.411396           1.120855
                                                                     =============      =============

                                                                                Templeton
                                                                             Asset Allocation
                                                                     --------------------------------
                                                                               Division 19
                                                                     --------------------------------
                                                                     9 months ended      Year ended
                                                                        09/30/97          12/31/96
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $   3,814,115      $   1,458,222
  Net realized gain (loss) on investments sold                             541,192            430,651
  Capital gains distributions from mutual funds                         11,661,872          2,566,073
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   37,058,501         19,843,521
                                                                     -------------      -------------
    Increase in net assets resulting from operations                    53,075,680         24,298,467
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     44,919,155         46,026,342
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (7,228,223)        (3,839,217)
  Annuity benefit payments                                                 (14,240)           (39,584)
  Amounts transferred (to) from VALIC general account                   32,998,451         33,529,527
                                                                     -------------      -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                            70,675,143         75,677,068
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                123,750,823         99,975,535
NET ASSETS:
Beginning of period                                                    194,600,887         94,625,352
                                                                     -------------      -------------
End of period                                                        $ 318,351,710      $ 194,600,887
                                                                     =============      =============
Accumulation units end of period                                       182,389,613        137,384,670
                                                                     =============      =============
Accumulation unit value                                                   1.743654           1.414844
                                                                     =============      =============


                                                                                  AGSPC
                                                                            Timed Opportunity
                                                                     --------------------------------
                                                                                 Division 5
                                                                     --------------------------------
                                                                     9 months ended      Year ended
                                                                        09/30/97          12/31/96
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $   2,833,510      $   4,134,407
  Net realized gain (loss) on investments sold                           4,019,249          7,668,485
  Capital gains distributions from mutual funds                                  0         18,741,770
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   23,542,118        (13,565,417)
                                                                     -------------      -------------
    Increase in net assets resulting from operations                    30,394,877         16,979,245
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                      8,599,190         15,126,160
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (7,913,613)       (11,037,733)
  Annuity benefit payments                                                  (6,120)            (7,329)
  Amounts transferred (to) from VALIC general account                  (19,352,161)       (30,784,573)
                                                                     -------------      -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                           (18,672,704)       (26,703,475)
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 11,722,173         (9,724,230)

NET ASSETS:
Beginning of period                                                    173,229,475        182,953,705
                                                                     -------------      -------------
End of period                                                        $ 184,951,648      $ 173,229,475
                                                                     =============      =============
Accumulation units end of period                                        58,795,133         65,292,617
                                                                     =============      =============
Accumulation unit value                                                   3.144179           2.651899
                                                                     =============      =============

THE VARIABLE ANNUITY LIFE
INSURANCE COMPANY           STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A              For the period ended September 30, 1997
===============================================================================

                                                                                 Vanguard
                                                                                Wellington
                                                                     --------------------------------
                                                                                Division 25
                                                                     --------------------------------
                                                                     9 months ended      Year ended
                                                                        09/30/97          12/31/96
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $     997,177      $     326,600
  Net realized gain (loss) on investments sold                             493,479                  0
  Capital gains distributions from mutual funds                                  0            818,129
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   10,006,513           (444,072)
                                                                     -------------      -------------
    Increase in net assets resulting from operations                    11,497,169            700,657
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     36,323,591          7,042,246
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (1,519,929)           (12,075)
  Annuity benefit payments                                                       0                  0

  Amounts transferred (to) from VALIC general account                   45,803,393         17,458,690
                                                                     -------------      -------------

    Increase (decrease) in net assets resulting from
      principal transactions                                            80,607,055         24,488,861
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 92,104,224         25,189,518
NET ASSETS:
Beginning of period                                                     25,189,518                  0
                                                                     -------------      -------------
End of period                                                        $ 117,293,742      $  25,189,518
                                                                     =============      =============
Accumulation units end of period                                        89,732,633         22,866,634
                                                                     =============      =============
Accumulation unit value                                              $    1.307147      $    1.101584
                                                                     =============      =============

                                                                                   AGSPC
                                                                               Int'l Govt Bond
                                                                     --------------------------------
                                                                                 Division 13
                                                                     --------------------------------
                                                                     9 months ended      Year ended
                                                                        09/30/97          12/31/96
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $   3,792,964      $   6,561,676
  Net realized gain (loss) on investments sold                          (3,037,867)         1,815,703
  Capital gains distributions from mutual funds                                  0            295,588
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   (8,050,431)        (2,362,017)
                                                                     -------------      -------------
    Increase in net assets resulting from operations                    (7,295,334)         6,310,950
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     32,313,659         48,300,297
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (4,819,858)        (4,925,561)
  Annuity benefit payments                                                     (87)               (33)

  Amounts transferred (to) from VALIC general account                  (23,954,663)        16,174,338
                                                                     -------------      -------------

    Increase (decrease) in net assets resulting from
      principal transactions                                             3,539,051         59,549,041
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (3,756,283)        65,859,991
NET ASSETS:
Beginning of period                                                    178,172,171        112,312,180
                                                                     -------------      -------------
End of period                                                        $ 174,415,888      $ 178,172,171
                                                                     =============      =============
Accumulation units end of period                                       114,947,983        112,601,593
                                                                     =============      =============
Accumulation unit value                                              $    1.517149      $     1.58223
                                                                     =============      =============

                                                                                  AGSPC
                                                                             Cap Conservation
                                                                     --------------------------------
                                                                                Division 1
                                                                     --------------------------------
                                                                     9 months ended      Year ended
                                                                        09/30/97          12/31/96
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $     258,176      $     385,044
  Net realized gain (loss) on investments sold                              14,217             60,355
  Capital gains distributions from mutual funds                                  0                  0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                       85,843           (428,426)
                                                                     -------------      -------------
    Increase in net assets resulting from operations                       358,236             16,973
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                        229,793            280,092
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                  (316,258)          (624,478)
  Annuity benefit payments                                                    (391)              (512)

  Amounts transferred (to) from VALIC general account                     (430,958)          (953,654)
                                                                     -------------      -------------

    Increase (decrease) in net assets resulting from
      principal transactions                                              (517,814)        (1,298,552)
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (159,578)        (1,281,579)
NET ASSETS:
Beginning of period                                                      6,501,870          7,783,449
                                                                     -------------      -------------
End of period                                                        $   6,342,292      $   6,501,870
                                                                     =============      =============
Accumulation units end of period                                         1,836,348          1,991,536
                                                                     =============      =============
Accumulation unit value                                              $     3.45117      $    3.262402
                                                                     =============      =============

                                                                                   AGSPC
                                                                             Cap Conservation
                                                                     --------------------------------
                                                                                 Division 7
                                                                     --------------------------------
                                                                     9 months ended      Year ended
                                                                        09/30/97          12/31/96
                                                                     --------------------------------
OPERATIONS:
  Net investment income                                              $   2,165,742      $   3,053,956
  Net realized gain (loss) on investments sold                            (645,851)          (425,696)
  Capital gains distributions from mutual funds                                  0                  0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                    1,479,823         (2,170,354)
                                                                     -------------      -------------
    Increase in net assets resulting from operations                     2,999,714            457,906
                                                                     -------------      -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                      5,515,872         10,990,401
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (2,323,718)        (2,515,394)
  Annuity benefit payments                                                       0                  0

  Amounts transferred (to) from VALIC general account                   (8,022,030)        (7,231,500)
                                                                     -------------      -------------

    Increase (decrease) in net assets resulting from
      principal transactions                                            (4,829,876)         1,243,507
                                                                     -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (1,830,162)         1,701,413
NET ASSETS:
Beginning of period                                                     55,289,479         53,588,066
                                                                     -------------      -------------
End of period                                                        $  53,459,317      $  55,289,479
                                                                     =============      =============
Accumulation units end of period                                        27,677,889         30,286,494
                                                                     =============      =============
Accumulation unit value                                              $    1.931481      $    1.825549
                                                                     =============      =============



THE VARIABLE ANNUITY LIFE
INSURANCE COMPANY               STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SEPARATE ACCOUNT A                  For the period ended September 30, 1997
===============================================================================


                                                                                  AGSPC
                                                                             Govt Securities
                                                                     ------------------------------
                                                                                Division 8
                                                                     ------------------------------
                                                                     9 months ended     Year ended
                                                                        09/30/97         12/31/96
                                                                     ------------------------------
OPERATIONS:
  Net investment income                                              $  3,188,637      $  4,076,937
  Net realized gain (loss) on investments sold                           (762,339)         (378,294)
  Capital gains distributions from mutual funds                                 0                 0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                   1,551,459        (2,658,037)
                                                                     ------------      ------------
    Increase in net assets resulting from operations                    3,977,757         1,040,606
                                                                     ------------      ------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     9,511,285        18,451,360
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                               (2,968,635)       (3,354,710)
  Annuity benefit payments                                                      0                 0
  Amounts transferred (to) from VALIC general account                 (12,396,918)       (2,269,092)
                                                                     ------------      ------------
    Increase (decrease) in net assets resulting from
      principal transactions                                           (5,854,268)       12,827,558
                                                                     ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (1,876,511)       13,868,164
NET ASSETS:
Beginning of period                                                    85,571,939        71,703,775
                                                                     ------------      ------------
End of period                                                        $ 83,695,428      $ 85,571,939
                                                                     ============      ============
Accumulation units end of period                                       43,970,615        47,130,169
                                                                     ============      ============
Accumulation unit value                                              $    1.90344      $   1.815651
                                                                     ============      ============

                                                                               Vanguard LT
                                                                                Corporate
                                                                     ------------------------------
                                                                                Division 22
                                                                     ------------------------------
                                                                     9 months ended     Year ended
                                                                        09/30/97         12/31/96*
                                                                     ------------------------------
OPERATIONS:
  Net investment income                                              $    291,744      $     36,167
  Net realized gain (loss) on investments sold                             24,351             2,260
  Capital gains distributions from mutual funds                             5,835            31,298
  Net unrealized appreciation (depreciation) of investments
    during the period                                                     354,281           (11,407)
                                                                     ------------      ------------
    Increase in net assets resulting from operations                      676,211            58,318
                                                                     ------------      ------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     3,713,144         1,030,635
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                 (101,939)           (3,212)
  Annuity benefit payments                                                      0                 0
  Amounts transferred (to) from VALIC general account                   4,522,450         2,445,116
                                                                     ------------      ------------
    Increase (decrease) in net assets resulting from
      principal transactions                                            8,133,655         3,472,539
                                                                     ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 8,809,866         3,530,857
NET ASSETS:
Beginning of period                                                     3,530,857                 0
                                                                     ------------      ------------
End of period                                                        $ 12,340,723      $  3,530,857
                                                                     ============      ============
Accumulation units end of period                                       10,947,364         3,370,441
                                                                     ============      ============
Accumulation unit value                                              $   1.127278      $   1.047595
                                                                     ============      ============
                                                                               Vanguard LT
                                                                              U.S. Treasury
                                                                     ------------------------------
                                                                               Division 23
                                                                     ------------------------------
                                                                     9 months ended     Year ended
                                                                        09/30/97         12/31/96
                                                                     ------------------------------
OPERATIONS:
  Net investment income                                              $    338,555      $     46,282
  Net realized gain (loss) on investments sold                             28,877             2,349
  Capital gains distributions from mutual funds                                 0                 0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                     348,847            33,654
                                                                     ------------      ------------
    Increase in net assets resulting from operations                      716,279            82,285
                                                                     ------------      ------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                     4,434,836         1,117,289
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                 (181,361)           (9,447)
  Annuity benefit payments                                                    (43)                0
  Amounts transferred (to) from VALIC general account                   5,232,402         3,186,574
                                                                     ------------      ------------
    Increase (decrease) in net assets resulting from
      principal transactions                                            9,485,834         4,294,416
                                                                     ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                10,202,113         4,376,701
NET ASSETS:
Beginning of period                                                     4,376,701                 0
                                                                     ------------      ------------
End of period                                                        $ 14,578,814      $  4,376,701
                                                                     ============      ============
Accumulation units end of period                                       13,059,945         4,174,369
                                                                     ============      ============
Accumulation unit value                                              $   1.115563      $    1.04847
                                                                     ============      ============
                                                                           AGSPC Money Market
                                                                     ------------------------------
                                                                               Division 2
                                                                     ------------------------------
                                                                     9 months ended     Year ended
                                                                        09/30/97         12/31/96
                                                                     ------------------------------
OPERATIONS:
  Net investment income                                              $    142,351      $    216,537
  Net realized gain (loss) on investments sold                                  0                 0
  Capital gains distributions from mutual funds                                 0                 0
  Net unrealized appreciation (depreciation) of investments
    during the period                                                           0                 0
                                                                     ------------      ------------
    Increase in net assets resulting from operations                      142,351           216,537
                                                                     ------------      ------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                       102,267           163,293
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                 (215,031)         (465,203)
  Annuity benefit payments                                                      0                 0
  Amounts transferred (to) from VALIC general account                    (523,612)       (1,426,148)
                                                                     ------------      ------------
    Increase (decrease) in net assets resulting from
      principal transactions                                             (636,376)       (1,728,058)
                                                                     ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (494,025)       (1,511,521)
NET ASSETS:
Beginning of period                                                     4,879,501         6,391,022
                                                                     ------------      ------------
End of period                                                        $  4,385,476      $  4,879,501
                                                                     ============      ============
Accumulation units end of period                                        1,868,848         2,142,534
                                                                     ============      ============
Accumulation unit value                                                   2.34662          2.277444
                                                                     ============      ============

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
                                         For the period ended September 30, 1997
================================================================================

                                                                             AGSPC Money Market
                                                                     ----------------------------------
                                                                                 Division 6
                                                                     ----------------------------------
                                                                     9 months ended        Year ended
                                                                        09/30/97            12/31/96
                                                                     ----------------------------------
OPERATIONS:                                                           $   3,845,059       $   3,525,805
  Net investment income                                                           0                   0
  Net realized gain (loss) on investments sold                                    0                   0
  Capital gains distributions from mutual funds
  Net unrealized appreciation (depreciation) of investments                       0                   0
    during the period                                                 -------------       -------------

    Increase in net assets resulting from operations                      3,845,059           3,525,805
                                                                      -------------       -------------
PRINCIPAL TRANSACTIONS:
  Purchase payments                                                      40,140,978          40,448,483
  Surrenders of accumulation units by terminations, withdrawals,
    and maintenance fees                                                (11,845,743)        (13,617,200)
  Annuity benefit payments                                                   (1,193)             (1,584)
  Amounts transferred (to) from VALIC general account                   (22,379,483)         10,145,727
                                                                      -------------       -------------
    Increase (decrease) in net assets resulting from
      principal transactions                                              5,914,559          36,975,426
                                                                      -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   9,759,618          40,501,231
NET ASSETS:
Beginning of period                                                     120,758,626          80,257,395
                                                                      -------------       -------------
End of period                                                         $ 130,518,244       $ 120,758,626
                                                                      =============       =============
Accumulation units end of period                                         78,794,996          75,124,095
                                                                      =============       =============
Accumulation unit value                                                    1.656203            1.607212
                                                                      =============       =============


                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note A -- Organization

     Separate Account A (the "Separate Account"), established by the Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
     AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
     AGSPC MidCap Index Fund (Division 4)
     AGSPC Small Cap Index Fund (Division 14)
     AGSPC International Equities Fund (Division 11)
     AGSPC Growth Fund (Division 15)
     AGSPC Growth & Income Fund (Division 16)
     AGSPC Science & Technology Fund (Division 17)
     AGSPC Social Awareness Fund (Division 12)
     AGSPC Asset Allocation Fund (Division 5)
     AGSPC Capital Conservation Fund (Divisions 1 and 7)
     AGSPC Government Securities Fund (Division 8)
     AGSPC International Government Bond Fund (Division 13)
     AGSPC Money Market Fund (Division 2 and 6)

Dreyfus Variable Investment Fund -
     Dreyfus Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger & Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
     Templeton Asset Allocation Fund (Division 19)
     Templeton International Fund (Division 20)

American Century - Twentieth Century
     Ultra Fund (Division 31)

Vanguard Fixed Income Securities Fund:
     Long-Term Corporate Portfolio (Division 22)
     Long-Term U.S. Treasury Portfolio (Division 23)
Vanguard/Wellington Fund (Division 25)
Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.


NOTE B -- Summary of Significant Accounting Policies

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%,as regulated by the applicable state laws.

                               SEPARATE ACCOUNT A


NOTE C -- TRANSACTIONS WITH AFFILIATES

     VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

     The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000 and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13,
14, 15, 16 and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 26 through 30 and Division 32, 0.25%; for Division 31, 0.20%.

     Pursuant to the reorganization agreement entered in on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000 [Accordingly, during the nine months ended September 30, 1997 and the year ended December 31, 1996, VALIC reduced expenses of Division 10B by $62,944 and $73,695, respectively.]

     A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $3,314,463 and $3,625,368 for the nine months ended September 30, 1997, and the year ended December 31, 1996, respectively.

     VALIC received surrender charges of $1,980,418 and $1,998,356 for the nine months ended September 30, 1997 and the year ended December 31, 1996, respectively. In addition, VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $46,631 and $5,955 for the nine months ended September 30, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- FEDERAL INCOME TAXES

     VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                ANNUAL REPORT

                              TO CONTRACT OWNERS
                              DECEMBER 31, 1996



                                   SEPARATE
                                  ACCOUNT A




                                                            [VALIC LOGO]

================================================================================
CHAIRMAN'S LETTER                                            SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1996 Annual Report to Contract Owners for Separate Account A of the Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

Economic conditions in 1996 continued the recent pattern of modest growth and low inflation. Gross Domestic Product has been increasing at a 2.5% annual rate, slightly above the level in 1995 and in line with expectations for 1997. Inflation, as measured by the Consumer Price Index, has been reported at 3.3% and is expected to remain at that level through 1997.

The equity markets provided a second year of exceptional returns. The S&P 500(R) recorded a total return of 22.97%. Smaller capitalization stocks returns were lower but still very satisfactory. The Standard & Poor's MidCap 400 Index returned 19.24% and the Russell 2000(R) Index produced 16.49%.

The bond market followed an elliptical pattern declining in the first seven months and rising in the last four months. Yields on the long-term Treasury bond rose from 6.0% at the beginning of the year to 7.2% in July and declined to 6.6% at year end. Bond market returns were less than 3.5%, with coupon returns offsetting a decline in market value.

VALIC's domestic indexed funds provided returns ranging from 15.57% to 21.53%. Managed domestic equity funds' returns varied widely from 3.53% to 22.75%. A large part of the variance was caused by the spread in returns as large capitalization stocks, on balance, outperformed smaller capitalization issues.

In the Morningstar rankings, twelve of VALIC's equity funds were in the top half of their categories. Of those, eight were in the top quartile.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                    Respectfully,




                                    /s/ STEPHEN D. BICKEL
                                    Stephen D. Bickel, Chairman and CEO
                                    The Variable Annuity Life Insurance Company



January 24, 1997










This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
CHAIRMAN'S LETTER - CONTINUED                                SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

  Morningstar, Inc.(1)                                                                                                 One Year
------------------------                                                                                            Total Returns
    Ranking                                                      Portfolio Portfolio Indepen-           Group      For Year Ending
----------------                                                  Director Director   dence              Unit        December 31,
         Percen- Average                                               2       1      Plus    Impact   Purchase  ------------------
Position  tile   Return                                           Division Division Division Division  Division     1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
 56/356    84    18.52    AGSPC Stock Index Fund .................... 10C     10C      10C       10D    10A, 10B   21.53%    35.95%
 279/587   52    16.79    AGSPC MidCap Index Fund ...................  -       4        4         4         -      17.61     29.24
 128/249   49    14.57    AGSPC Small Cap Index Fund ................  -      14       14         -         -      15.57     26.39
 347/369    6    13.83    AGSPC International Equities Fund .........  -      11       11         -         -       5.75      9.67

 262/587   55    16.79    AGSPC Growth Fund ......................... 15      15        -         -         -      18.18     46.40
 46/356    87    18.52    AGSPC Growth & Income Fund ................  -      16        -         -         -      22.10     30.55
 69/127    46    18.52    AGSPC Science & Technology Fund ........... 17      17        -         -         -      12.68     60.07
 26/356    93    18.52    AGSPC Social Awareness Fund ............... 12      12       12         -         -      22.75     37.57

 331/416   20    12.33    AGSPC Timed Opportunity Fund ..............  -       5        5         5         -       9.99     23.55
 139/249   44    14.57    Dreyfus Small Cap Portfolio ...............  -      18        -         -         -      15.14     27.78
 360/587   39    16.79    Founders Growth Fund ...................... 30       -        -         -         -      15.35     44.15
 262/356   26    18.52    Neuberger&Berman Guardian Trust ........... 29       -        -         -         -      16.54     30.70

 116/369   69    13.83    Putnam Global Growth Fund ................. 28       -        -         -         -      15.37     13.68
 168/249   33    14.57    Putnam New Opportunities Fund ............. 26       -        -         -         -       9.70     44.87
 207/249   17    14.57    Putnam OTC & Emerging Growth Fund ......... 27       -        -         -         -       3.53     54.45
 132/356   63    18.52    Scudder Growth and Income Fund ............ 21       -        -         -         -      20.63     29.58

 31/416    93    12.33    Templeton Asset Allocation Fund ...........  -      19        -         -         -      17.40     21.02
 92/369    75    13.83    Templeton Foreign Fund .................... 32       -        -         -         -      16.74     10.07
 39/369    89    13.83    Templeton International Fund ..............  -      20        -         -         -      22.50     14.34
 155/249   38    14.57    Twentieth Century Ultra Fund .............. 31       -        -         -         -      12.43     36.23

 74/416    82    12.33    Vanguard/Wellington Fund .................. 25       -        -         -         -      14.69     31.30
 35/356    90    18.52    Vanguard/Windsor II ....................... 24       -        -         -         -      22.56     37.14

 255/295   14     2.86    AGSPC Capital Conservation Fund ...........  -       7        7         1         -       0.75     19.58
 103/143   28     1.50    AGSPC Government Securities Fund ..........  -       8        8         -         -       0.90     16.31
  54/77    30     7.55    AGSPC Intl Government Bond Fund ........... 13      13       13         -         -       3.36     17.63
 77/262    71     3.79    AGSPC Money Market Fund ...................  6       6        6         2         -       3.97      4.51

 280/295    5     2.86    Vanguard Fixed Income Securities Fund -
                             Long-Term Corporate Portfolio .......... 22       -        -         -         -      (0.72)    24.86
 138/143    3     1.50    Vanguard Fixed Income Securities Fund -
                             Long-Term U. S. Treasury Portfolio ..... 23       -        -         -         -      (3.08)    28.51


 (1) SOURCE: Morningstar Variable Annuity/Life Performance Report, January 1997

 The Portfolio Director 1 and 2 rankings shown in this publication indicate the total return rankings of Separate Account A's divisions compared to Morningstar categories for the twelve month period ending 12/31/96. The total returns and rankings displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
FINANCIAL STATEMENTS                                         SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
December 31, 1996

ASSETS:                                                                                            ALL DIVISIONS
                                                                                                  --------------
Total investment in shares of mutual funds, at market (cost $5,613,414,313) ...................   $6,848,720,710
Balance due from VALIC general account ........................................................        7,839,650
                                                                                                  --------------
NET ASSETS ....................................................................................   $6,856,560,360
                                                                                                  --------------

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans - partial withdrawals with right of reinvestment) ..   $6,840,617,496
Reserves for annuity contracts on benefit .....................................................       15,942,864
                                                                                                  --------------
TOTAL CONTRACT OWNER RESERVES .................................................................   $6,856,560,360
                                                                                                  ==============



STATEMENT OF OPERATIONS
For the year ended December 31, 1996

INVESTMENT INCOME:                                                                                ALL DIVISIONS
                                                                                                  -------------
Dividends from mutual funds ...................................................................   $  88,556,732
                                                                                                  -------------

EXPENSES:
Mortality and expense risk charge .............................................................      57,564,107
Reimbursement of expenses (Note C) ............................................................        (167,038)
                                                                                                  -------------
         Total expenses .......................................................................      57,397,069
                                                                                                  -------------
NET INVESTMENT INCOME .........................................................................      31,159,663
                                                                                                  -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................      96,618,063
Capital gains distributions from mutual funds .................................................     175,625,286
Net unrealized appreciation of investments during the year ....................................     539,282,575
                                                                                                  -------------
  Net realized and unrealized gain on investments .............................................     811,525,924
                                                                                                  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $ 842,685,587
                                                                                                  =============


STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:

                                                                                                         ALL DIVISIONS
                                                                                              ----------------------------------
                                                                                                   1996               1995
                                                                                              ---------------    ---------------
OPERATIONS:
Net investment income .....................................................................   $    31,159,663    $    34,191,940
Net realized gain on investments ..........................................................        96,618,063         54,777,042
Capital gains distributions from mutual funds .............................................       175,625,286        110,007,833
Net unrealized appreciation of investments during the year ................................       539,282,575        640,017,922
                                                                                              ---------------    ---------------
  Increase in net assets resulting from operations ........................................       842,685,587        838,994,737
                                                                                              ---------------    ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .........................................................................     1,307,543,093        820,355,349
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees .......      (210,060,345)      (114,759,722)
Annuity benefit payments ..................................................................        (1,897,648)        (1,588,610)
Amounts transferred from VALIC general account ............................................       647,659,402        220,818,448
                                                                                              ---------------    ---------------
  Increase in net assets resulting from principal transactions ............................     1,743,244,502        924,825,465
                                                                                              ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ..............................................................     2,585,930,089      1,763,820,202

NET ASSETS:
Beginning of year .........................................................................     4,270,630,271      2,506,810,069
                                                                                              ---------------    ---------------
End of year ...............................................................................   $ 6,856,560,360    $ 4,270,630,271
                                                                                              ===============    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS
December 31, 1996


                                                                           AGSPC STOCK INDEX FUND
                                                    ------------------------------------------------------------------
                                                     DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D
                                                    --------------    --------------   --------------   --------------
ASSETS:
Investment in shares of mutual funds, at market ... $  378,856,928    $   30,721,138   $1,529,744,413   $   42,481,642
Balance due (to) from VALIC general account .......       (207,899)            4,786          601,957          (10,515)
                                                    --------------    --------------   --------------   --------------
NET ASSETS ........................................ $  378,649,029    $   30,725,924   $1,530,346,370   $   42,471,127
                                                    ==============    ==============   ==============   ==============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals
  with right of reinvestment) ..................... $  367,264,137    $   29,086,370   $1,529,060,822   $   42,319,960
Reserves for annuity contracts on benefit .........     11,384,892         1,639,554        1,285,548          151,167
                                                    --------------    --------------   --------------   --------------
TOTAL CONTRACT OWNER RESERVES ..................... $  378,649,029    $   30,725,924   $1,530,346,370   $   42,471,127
                                                    ==============    ==============   ==============   ==============


STATEMENTS OF NET ASSETS
December 31, 1996

                                                        AGSPC                                     NEUBERGER&
                                                        TIMED         DREYFUS       FOUNDERS        BERMAN
                                                     OPPORTUNITY     SMALL CAP       GROWTH        GUARDIAN
                                                        FUND         PORTFOLIO        FUND          TRUST
                                                     DIVISION 5     DIVISION 18    DIVISION 30    DIVISION 29
                                                    ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ... $173,145,150   $657,404,003   $ 31,872,619   $  9,144,621
Balance due (to) from VALIC general account .......       84,325        982,056        245,857         58,685
                                                    ------------   ------------   ------------   ------------
NET ASSETS ........................................ $173,229,475   $658,386,059   $ 32,118,476   $  9,203,306
                                                    ============   ============   ============   ============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals
  with right of reinvestment) ..................... $173,149,425   $658,204,551   $ 32,118,476   $  9,203,306
Reserves for annuity contracts on benefit .........       80,050        181,508             --             --
                                                    ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES ..................... $173,229,475   $658,386,059   $ 32,118,476   $  9,203,306
                                                    ============   ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1996

                                                                                                AGSPC
                                                      TWENTIETH    VANGUARD/                   CAPITAL
                                                   CENTURY ULTRA  WELLINGTON     VANGUARD/   CONSERVATION
                                                        FUND          FUND       WINDSOR II     FUND
                                                    DIVISION 31   DIVISION 25   DIVISION 24   DIVISION 1
                                                    -----------   -----------   -----------   -----------
ASSETS:
Investment in shares of mutual funds, at market ... $17,259,437   $25,025,702   $41,436,294   $ 6,488,667
Balance due (to) from VALIC general account .......      58,221       163,816       363,484        13,203
                                                    -----------   -----------   -----------   -----------
NET ASSETS ........................................ $17,317,658   $25,189,518   $41,799,778   $ 6,501,870
                                                    ===========   ===========   ===========   ===========

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
  applicable contract loans - partial withdrawals
  with right of reinvestment) ..................... $17,317,658   $25,189,518   $41,799,778   $ 6,497,192
Reserves for annuity contracts on benefit .........          --            --            --         4,678
                                                    -----------   -----------   -----------   -----------
TOTAL CONTRACT OWNER RESERVES ..................... $17,317,658   $25,189,518   $41,799,778   $ 6,501,870
                                                    ===========   ===========   ===========   ===========


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


    AGSPC               AGSPC               AGSPC                                 AGSPC                AGSPC              AGSPC
    MIDCAP            SMALL CAP         INTERNATIONAL          AGSPC             GROWTH &            SCIENCE &           SOCIAL
    INDEX               INDEX              EQUITIES            GROWTH             INCOME            TECHNOLOGY          AWARENESS
     FUND               FUND                 FUND               FUND               FUND                FUND               FUND
  DIVISION 4         DIVISION 14         DIVISION 11        DIVISION 15         DIVISION 16         DIVISION 17        DIVISION 12
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$  565,680,826     $  184,521,204      $  191,110,175     $  633,819,402      $  171,283,956      $  709,577,919     $  104,772,608
        30,567            (42,882)            116,353          1,296,205             244,249           1,386,245            143,421
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$  565,711,393     $  184,478,322      $  191,226,528     $  635,115,607      $  171,528,205      $  710,964,164     $  104,916,029
==============     ==============      ==============     ==============      ==============      ==============     ==============

$  565,558,770     $  184,473,371      $  191,050,097     $  634,868,931      $  171,510,875      $  710,720,450     $  104,916,029
       152,623              4,951             176,431            246,676              17,330             243,714                  -
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$  565,711,393     $  184,478,322      $  191,226,528     $  635,115,607      $  171,528,205      $  710,964,164     $  104,916,029
==============     ==============      ==============     ==============      ==============      ==============     ==============



     PUTNAM            PUTNAM            PUTNAM OTC &         SCUDDER
     GLOBAL             NEW               EMERGING          GROWTH AND           TEMPLETON           TEMPLETON          TEMPLETON
     GROWTH         OPPORTUNITIES          GROWTH             INCOME          ASSET ALLOCATION        FOREIGN         INTERNATIONAL
      FUND              FUND                FUND               FUND                FUND                FUND               FUND
  DIVISION 28        DIVISION 26         DIVISION 27        DIVISION 21         DIVISION 19         DIVISION 32        DIVISION 20
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$   17,494,577     $   49,812,851      $   43,542,866     $   18,325,255      $  194,271,899      $   39,066,749     $  529,645,484
       114,481            410,128             224,089             98,230             328,988             388,324            378,327
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$   17,609,058     $   50,222,979      $   43,766,955     $   18,423,485      $  194,600,887      $   39,455,073     $  530,023,811
==============     ==============      ==============     ==============      ==============      ==============     ==============

$   17,609,058     $   50,222,979      $   43,766,955     $   18,423,485      $  194,377,876      $   39,455,073     $  529,901,911
             -                  -                   -                  -             223,011                   -            121,900
--------------     --------------      --------------     --------------      --------------      --------------     --------------
$   17,609,058     $   50,222,979      $   43,766,955     $   18,423,485      $  194,600,887      $   39,455,073     $  530,023,811
==============     ==============      ==============     ==============      ==============      ==============     ==============


                                                                                                VANGUARD             VANGUARD
    AGSPC                AGSPC              AGSPC                                             FIXED INCOME         FIXED INCOME
   CAPITAL             GOVERNMENT       INTERNATIONAL                                        SECURITIES FUND -   SECURITIES FUND -
 CONSERVATION          SECURITIES        GOVERNMENT           AGSPC MONEY MARKET FUND         L/T CORPORATE      L/T U.S. TREASURY
     FUND                 FUND            BOND FUND      --------------------------------       PORTFOLIO           PORTFOLIO
  DIVISION 7           DIVISION 8        DIVISION 13       DIVISION 2        DIVISION 6        DIVISION 22         DIVISION 23
--------------      --------------     --------------    --------------    --------------    --------------      --------------
$   55,255,834      $   85,570,274     $  178,021,807    $    4,870,208    $  120,378,551    $    3,528,351      $    4,589,300
        33,645               1,665            150,364             9,293           380,075             2,506            (212,599)
--------------      --------------     --------------    --------------    --------------    --------------      --------------
$   55,289,479      $   85,571,939     $  178,172,171    $    4,879,501    $  120,758,626    $    3,530,857      $    4,376,701
==============      ==============     ==============    ==============    ==============    ==============      ==============

$   55,289,479      $   85,571,939     $  178,161,619    $    4,879,501    $  120,740,347    $    3,530,857      $    4,376,701
             -                   -             10,552                 -            18,279                 -                   -
--------------      --------------     --------------    --------------    --------------    --------------      --------------
$   55,289,479      $   85,571,939     $  178,172,171    $    4,879,501    $  120,758,626    $    3,530,857      $    4,376,701
==============      ==============     ==============    ==============    ==============    ==============      ==============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------





STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                              AGSPC STOCK INDEX FUND
                                                     ------------------------------------------------------------------
                                                      DIVISION 10A     DIVISION 10B      DIVISION 10C     DIVISION 10D
                                                     --------------   --------------    --------------   --------------
INVESTMENT INCOME:
Dividends from mutual funds ......................   $    6,791,052   $      559,035    $   24,619,582   $      775,055
                                                     --------------   --------------    --------------   --------------
EXPENSES:
Mortality and expense risk charge ................        3,604,468          170,656        12,878,174          411,146
Reimbursement of expenses (Note C) ...............             --            (73,695)             --               --
                                                     --------------   --------------    --------------   --------------
   Total expenses ................................        3,604,468           96,961        12,878,174          411,146
                                                     --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) .....................        3,186,584          462,074        11,741,408          363,909
                                                     --------------   --------------    --------------   --------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .................       12,767,086        2,085,848        10,129,542        2,391,364
Capital gains distributions from mutual funds ....        2,739,498          222,372        11,061,404          307,213
Net unrealized appreciation (depreciation)
   of investments during the year ................       51,675,655        3,182,195       222,475,966        4,964,983
                                                     --------------   --------------    --------------   --------------
Net realized and unrealized gain on investments ..       67,182,239        5,490,415       243,666,912        7,663,560
                                                     --------------   --------------    --------------   --------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................   $   70,368,823   $    5,952,489    $  255,408,320   $    8,027,469
                                                     ==============   ==============    ==============   ==============

                                                             AGSPC             AGSPC            AGSPC
                                                            SCIENCE &          SOCIAL           TIMED             DREYFUS
STATEMENTS OF OPERATIONS                                   TECHNOLOGY         AWARENESS       OPPORTUNITY        SMALL CAP
For the year ended December 31, 1996                         FUND               FUND             FUND              PORTFOLIO
                                                           DIVISION 17        DIVISION 12      DIVISION 5        DIVISION 18
                                                          --------------    --------------   --------------    --------------
INVESTMENT INCOME:
Dividends from mutual funds ...........................   $         --      $    1,339,307   $    5,922,604    $    1,224,730
                                                          --------------    --------------   --------------    --------------
EXPENSES:
Mortality and expense risk charge .....................        5,521,307           792,838        1,788,197         6,549,419
Reimbursement of expenses (Note C) ....................             --                --               --                --
                                                          --------------    --------------   --------------    --------------
   Total expenses .....................................        5,521,307           792,838        1,788,197         6,549,419
                                                          --------------    --------------   --------------    --------------
NET INVESTMENT INCOME (LOSS) ..........................       (5,521,307)          546,469        4,134,407        (5,324,689)
                                                          --------------    --------------   --------------    --------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................       20,659,560           778,115        7,668,485         1,994,033
Capital gains distributions from mutual funds .........       32,117,202        10,715,745       18,741,770        19,221,026
Net unrealized appreciation (depreciation)
   of investments during the year .....................       15,569,750         4,483,540      (13,565,417)       56,124,110
                                                          --------------    --------------   --------------    --------------
Net realized and unrealized gain (loss) on investments        68,346,512        15,977,400       12,844,838        77,339,169
                                                          --------------    --------------   --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................   $   62,825,205    $   16,523,869   $   16,979,245    $   72,014,480
                                                          ==============    ==============   ==============    ==============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


   AGSPC            AGSPC            AGSPC                               AGSPC
   MIDCAP          SMALL CAP      INTERNATIONAL       AGSPC             GROWTH &
   INDEX            INDEX           EQUITIES          GROWTH            INCOME
    FUND            FUND             FUND              FUND              FUND
  DIVISION 4      DIVISION 14      DIVISION 11       DIVISION 15        DIVISION 16
--------------   --------------   --------------    --------------    --------------
$    6,776,195   $    2,324,957   $    3,599,021    $    2,128,889    $      799,107
--------------   --------------   --------------    --------------    --------------


     5,262,899        1,687,562        2,007,600         4,407,390         1,201,329
          --               --               --                --                --
     5,262,899        1,687,562        2,007,600         4,407,390         1,201,329
--------------   --------------   --------------    --------------    --------------
     1,513,296          637,395        1,591,421        (2,278,501)         (402,222)
--------------   --------------   --------------    --------------    --------------



    17,436,698        4,544,601       10,405,298           130,878           483,596
    33,690,174       11,216,991        6,021,502        11,891,551         3,131,642

    33,029,566        7,711,563       (6,663,813)       58,161,783        19,205,904
--------------   --------------   --------------    --------------    --------------
    84,156,438       23,473,155        9,762,987        70,184,212        22,821,142
--------------   --------------   --------------    --------------    --------------

$   85,669,734   $   24,110,550   $   11,354,408    $   67,905,711    $   22,418,920
==============   ==============   ==============    ==============    ==============


                    NEUBERGER&         PUTNAM           PUTNAM           PUTNAM OTC &
  FOUNDERS           BERMAN            GLOBAL            NEW              EMERGING
   GROWTH            GUARDIAN          GROWTH         OPPORTUNITIES        GROWTH
   FUND               TRUST             FUND             FUND               FUND
 DIVISION 30*      DIVISION 29*       DIVISION 28*      DIVISION 26*      DIVISION 27*
--------------    --------------    --------------    --------------    --------------

$       31,678    $       33,512    $      386,503    $         --      $       --
--------------    --------------    --------------    --------------    --------------


        74,336            22,319            39,664           113,933           108,371
       (14,593)           (4,401)           (7,712)          (22,122)          (21,011)
--------------    --------------    --------------    --------------    --------------
        59,743            17,918            31,952            91,811            87,360
--------------    --------------    --------------    --------------    --------------
       (28,065)           15,594           354,551           (91,811)           (87,360)
--------------    --------------    --------------    --------------    --------------



          --              10,864             1,237             9,737             9,014
     2,106,129           128,127           765,977           333,297         2,846,114

    (1,697,540)          348,451          (504,554)       (1,619,779)       (4,620,592)
--------------    --------------    --------------    --------------    --------------
       408,589           487,442           262,660        (1,276,745)       (1,765,464)
--------------    --------------    --------------    --------------    --------------

$      380,524    $      503,036    $      617,211    $   (1,368,556)   $   (1,852,824)
==============    ==============    ==============    ==============    ==============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996



                                                              SCUDDER
                                                             GROWTH AND         TEMPLETON         TEMPLETON
                                                              INCOME         ASSET ALLOCATION      FOREIGN
                                                                FUND              FUND               FUND
                                                             DIVISION 21*      DIVISION 19        DIVISION 32*
                                                          ----------------   ----------------   ----------------
INVESTMENT INCOME: ....................................   $        158,744   $      3,271,039   $        550,688
Dividends from mutual funds ...........................               --

EXPENSES:
Mortality and expense risk charge .....................             38,490          1,812,817             84,678
Reimbursement of expenses (Note C) ....................               --                 --              (16,623)
   Total expenses .....................................             38,490          1,812,817             68,055
NET INVESTMENT INCOME (LOSS) ..........................            120,254          1,458,222            482,633

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments ......................             22,419            430,651                125
Capital gains distributions from mutual funds .........            607,596          2,566,073            285,587
Net unrealized appreciation (depreciation)
   of investments during the year .....................             84,718         19,843,521          1,121,790
Net realized and unrealized gain on investments .......            714,733         22,840,245          1,407,502
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................   $        834,987   $     24,298,467   $      1,890,135
                                                          ================   ================   ================

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                                                      AGSPC
                                                                                                     GOVERNMENT
                                                               AGSPC CAPITAL CONSERVATION FUND      SECURITIES
                                                               --------------------------------        FUND
                                                                 DIVISION 1       DIVISION 7         DIVISION 8
                                                               --------------    --------------    --------------
INVESTMENT INCOME:
Dividends from mutual funds ................................   $      454,827    $    3,599,885    $    4,872,690
                                                               --------------    --------------    --------------
EXPENSES:
Mortality and expense risk charge ..........................           69,783           545,929           795,753
Reimbursement of expenses (Note C) .........................             --                --                --
   Total expenses ..........................................           69,783           545,929           795,753
                                                               --------------    --------------    --------------
NET INVESTMENT INCOME ......................................          385,044         3,053,956         4,076,937
                                                               --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ....................           60,355          (425,696)         (378,294)
Capital gains distributions from mutual funds ..............             --                --                --
Net unrealized appreciation (depreciation)
   of investments during the year ..........................         (428,426)       (2,170,354)       (2,658,037)
                                                               --------------    --------------    --------------
Net realized and unrealized gain (loss) on investments .....         (368,071)       (2,596,050)       (3,036,331)
                                                               --------------    --------------    --------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................   $       16,973    $      457,906    $    1,040,606
                                                               ==============    ==============    ==============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

   TEMPLETON         TWENTIETH        VANGUARD/
 INTERNATIONAL     CENTURY ULTRA     WELLINGTON         VANGUARD/
    FUND              FUND              FUND            WINDSOR II
 DIVISION 20       DIVISION 31*      DIVISION 25*      DIVISION 24*
--------------    --------------    --------------    --------------
$    4,540,296    $         --      $      379,677    $      576,345
--------------    --------------    --------------    --------------


     4,934,897            43,940            53,077            88,288
          --              (6,881)             --                --
--------------    --------------    --------------    --------------
     4,934,897            37,059            53,077            88,288
--------------    --------------    --------------    --------------
      (394,601)          (37,059)          326,600           488,057
--------------    --------------    --------------    --------------

     3,551,468            18,993              --              11,774
     1,324,253           884,238           818,129         1,554,790
--------------    --------------    --------------    --------------

    78,888,709          (659,907)         (444,072)         (217,368)
--------------    --------------    --------------    --------------
    83,764,430           243,324           374,057         1,349,196
--------------    --------------    --------------    --------------

$   83,369,829    $      206,265    $      700,657    $    1,837,253
==============    ==============    ==============    ==============

                                                       VANGUARD             VANGUARD
  AGSPC                                             FIXED INCOME         FIXED INCOME
INTERNATIONAL                                       SECURITIES FUND-     SECURITIES FUND-
 GOVERNMENT          AGSPC MONEY MARKET FUND         L/T CORPORATE      L/T U.S. TREASURY
  BOND FUND       -------------------------------     PORTFOLIO             PORTFOLIO
 DIVISION 13        DIVISION 2       DIVISION 6       DIVISION 22*         DIVISION 23*
--------------    --------------   --------------   ----------------    ----------------
$    8,037,534    $      272,228   $    4,429,817   $         44,221    $         57,514
--------------    --------------   --------------   ----------------    ----------------


     1,475,858            55,691          904,012              8,054              11,232
          --                --               --                 --                  --
--------------    --------------   --------------   ----------------    ----------------
     1,475,858            55,691          904,012              8,054              11,232
--------------    --------------   --------------   ----------------    ----------------
     6,561,676           216,537        3,525,805             36,167              46,282
--------------    --------------   --------------   ----------------    ----------------

     1,815,703              --               --                2,260               2,349
       295,588              --               --               31,298                --

    (2,362,017)             --               --              (11,407)             33,654
--------------    --------------   --------------   ----------------    ----------------
      (250,726)             --               --               22,151              36,003
--------------    --------------   --------------   ----------------    ----------------

$    6,310,950    $      216,537   $    3,525,805   $         58,318    $         82,285
==============    ==============   ==============   ================    ================

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:



                                                                                             AGSPC STOCK INDEX FUND
                                                                    ---------------------------------------------------------------
                                                                           DIVISION 10A                          DIVISION 10B
                                                                   ------------------------------    ------------------------------
                                                                      1996             1995             1996             1995
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income ..........................................   $   3,186,584    $   3,760,733    $     462,074    $     493,423
Net realized gain on investments ...............................      12,767,086        5,349,737        2,085,848          631,222
Capital gains distributions from mutual funds ..................       2,739,498        6,875,040          222,372          570,166
Net unrealized appreciation
   of investments during the year ..............................      51,675,655       78,996,842        3,182,195        6,528,773
                                                                   -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........      70,368,823       94,982,352        5,952,489        8,223,584
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................       4,265,439        5,033,111          501,306          574,384
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ...........................     (22,309,652)     (16,541,542)      (2,364,484)      (1,698,590)
Annuity benefit payments .......................................      (1,401,028)      (1,296,973)        (250,350)        (218,489)
Amounts transferred (to) from VALIC general account ............     (13,443,730)     (23,599,151)      (1,406,730)      (2,885,564)
                                                                   -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ...................     (32,888,971)     (36,404,555)      (3,520,258)      (4,228,259)
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE IN NET ASSETS ...................................      37,479,852       58,577,797        2,432,231        3,995,325

NET ASSETS:
Beginning of year ..............................................     341,169,177      282,591,380       28,293,693       24,298,368
                                                                   -------------    -------------    -------------    -------------
End of year ....................................................   $ 378,649,029    $ 341,169,177    $  30,725,924    $  28,293,693
                                                                   =============    =============    =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...........................      29,995,363       33,814,520        1,560,525        1,836,094
Purchase payments ..............................................         323,038          497,922           26,729           39,513
Surrenders .....................................................      (1,822,126)      (1,718,657)        (123,291)        (110,735)
Transfers - interdivision and (to) from VALIC general account ..      (1,116,886)      (2,598,422)         (83,562)        (204,347)
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of year .................................      27,379,389       29,995,363        1,380,401        1,560,525
                                                                   =============    =============    =============    =============

                                                                           DECEMBER 31:                    DECEMBER 31:
                                                                   ----------------------------    ----------------------------
                                                                      1996            1995              1996          1995
                                                                   -------------   ------------    -------------   ------------
Accumulation unit value........................................    $   13.413891   $  11.036946    $   21.070956   $  17.221812
                                                                   =============   ============    =============   ============
Annuity unit value assuming a 3.5% discount factor.............    $    3.873132   $   3.298369    $    5.173716   $   4.376632
                                                                   =============   ============    =============   ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                             SEPARATE ACCOUNT A
--------------------------------------------------------------------------------



                         AGSPC STOCK INDEX FUND
------------------------------------------------------------------------
           DIVISION 10C                          DIVISION 10D
----------------------------------    ----------------------------------
    1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$    11,741,408    $    10,698,331    $       363,909    $       472,763
     10,129,542         10,775,457          2,391,364          1,335,894
     11,061,404         21,483,819            307,213            831,333

    222,475,966        221,238,425          4,964,983          9,456,579
---------------    ---------------    ---------------    ---------------
    255,408,320        264,196,032          8,027,469         12,096,569
---------------    ---------------    ---------------    ---------------


    210,185,191        155,833,642          1,004,698          1,280,197

    (49,624,470)       (30,060,583)        (2,219,367)        (2,417,823)
        (61,625)           (29,665)           (10,433)            (5,520)
     47,055,243        (42,300,802)        (5,536,446)        (7,115,532)
---------------    ---------------    ---------------    ---------------

    207,554,339         83,442,592         (6,761,548)        (8,258,678)
---------------    ---------------    ---------------    ---------------
    462,962,659        347,638,624          1,265,921          3,837,891


  1,067,383,711        719,745,087         41,205,206         37,367,315
---------------    ---------------    ---------------    ---------------
$ 1,530,346,370    $ 1,067,383,711    $    42,471,127    $    41,205,206
===============    ===============    ===============    ===============


    455,255,243        416,234,288          9,885,873         12,207,684
     80,768,570         76,950,994            231,458            341,405
    (18,096,464)       (14,254,441)          (486,940)          (663,263)
     18,879,616        (23,675,598)        (1,248,687)        (1,999,953)
---------------    ---------------    ---------------    ---------------
    536,806,965        455,255,243          8,381,704          9,885,873
===============    ===============    ===============    ===============

            DECEMBER 31:                         DECEMBER 31:
----------------------------------    ----------------------------------
     1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$      2.848437    $      2.343900    $      5.049088    $      4.155057
===============    ===============    ===============    ===============
$      2.085358    $      1.776053    $      3.032347    $      2.582770
===============    ===============    ===============    ===============

                                                      AGSPC
              AGSPC                                 SMALL CAP
        MIDCAP INDEX FUND                          INDEX FUND
----------------------------------    ----------------------------------
             DIVISION 4                            DIVISION 14
----------------------------------    ----------------------------------
    1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$     1,513,296    $     2,391,702    $       637,395    $       563,294
     17,436,698         10,603,188          4,544,601          2,963,270
     33,690,174         17,377,938         11,216,991          2,945,819

     33,029,566         76,322,743          7,711,563         24,766,420
---------------    ---------------    ---------------    ---------------
     85,669,734        106,695,571         24,110,550         31,238,803
---------------    ---------------    ---------------    ---------------


     76,583,041         87,946,264         31,004,229         40,608,391

    (21,727,656)       (15,264,152)        (7,478,000)        (4,632,557)
        (19,036)           (16,844)              (563)            (3,022)
    (55,201,966)       (69,269,652)       (15,148,966)       (38,506,364)
---------------    ---------------    ---------------    ---------------

       (365,617)         3,395,616          8,376,700         (2,533,552)
---------------    ---------------    ---------------    ---------------
     85,304,117        110,091,187         32,487,250         28,705,251


    480,407,276        370,316,089        151,991,072        123,285,821
---------------    ---------------    ---------------    ---------------
$   565,711,393    $   480,407,276    $   184,478,322    $   151,991,072
===============    ===============    ===============    ===============


    172,613,690        171,442,018         98,335,995        100,383,839
     25,301,831         35,874,094         18,844,484         30,141,511
     (7,030,990)        (5,995,776)        (4,305,572)        (3,356,851)
    (18,067,553)       (28,706,646)        (9,554,065)       (28,832,504)
---------------    ---------------    ---------------    ---------------
    172,816,978        172,613,690        103,320,842         98,335,995
===============    ===============    ===============    ===============

            DECEMBER 31:                         DECEMBER 31:
----------------------------------    ----------------------------------
     1996               1995               1996               1995
---------------    ---------------    ---------------    ---------------
$      3.272588    $      2.782677    $      1.785442    $      1.544896
===============    ===============    ===============    ===============
$      2.044683    $      1.799452    $      1.520786    $      1.361960
===============    ===============    ===============    ===============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:


                                                                               AGSPC
                                                                      INTERNATIONAL EQUITIES                      AGSPC
                                                                               FUND                            GROWTH FUND
                                                                            DIVISION 11                         DIVISION 15
                                                                   ------------------------------    ------------------------------
                                                                        1996             1995             1996             1995
                                                                   -------------    -------------    -------------    -------------
OPERATIONS:
Net investment income (loss) ...................................   $   1,591,421    $   1,304,847    $  (2,278,501)   $    (869,578)
Net realized gain on investments ...............................      10,405,298       13,215,875          130,878            8,587
Capital gains distributions from mutual funds ..................       6,021,502        4,363,325       11,891,551        3,650,399
Net unrealized appreciation (depreciation)
   of investments during the year ..............................      (6,663,813)        (725,229)      58,161,783       39,103,633
                                                                   -------------    -------------    -------------    -------------
     Increase in net assets resulting from operations ..........      11,354,408       18,158,818       67,905,711       41,893,041
                                                                   -------------    -------------    -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..............................................      34,022,917       52,726,233      164,255,730       58,223,803
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ...........................      (8,616,063)      (6,722,321)     (10,378,550)      (1,776,523)
Annuity benefit payments .......................................         (13,432)          (5,870)         (38,688)            --
Amounts transferred (to) from VALIC general account ............     (45,208,742)     (63,364,477)     172,227,639      109,893,422
                                                                   -------------    -------------    -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ...................     (19,815,320)     (17,366,435)     326,066,131      166,340,702
                                                                   -------------    -------------    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........................      (8,460,912)         792,383      393,971,842      208,233,743

NET ASSETS:
Beginning of year ..............................................     199,687,440      198,895,057      241,143,765       32,910,022
                                                                   -------------    -------------    -------------    -------------
End of year ....................................................   $ 191,226,528    $ 199,687,440    $ 635,115,607    $ 241,143,765
                                                                   =============    =============    =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...........................     172,564,018      187,749,916      164,417,848       32,633,370
Purchase payments ..............................................      28,526,458       49,402,081      101,043,809       45,984,606
Surrenders .....................................................      (7,207,422)      (6,214,230)      (5,693,969)      (1,266,891)
Transfers - interdivision and (to) from VALIC general account ..     (37,656,740)     (58,373,749)     106,504,821       87,066,763
                                                                   -------------    -------------    -------------    -------------
Accumulation units end of year .................................     156,226,314      172,564,018      366,272,509      164,417,848
                                                                   =============    =============    =============    =============


                                                                             DECEMBER 31:                  DECEMBER 31:
                                                                   ------------------------------     -----------------------------
                                                                        1996            1995              1996             1995
                                                                   -------------    -------------     ------------     ------------
Accumulation unit value ........................................   $    1.222906    $    1.156454     $   1.733324     $   1.466652
                                                                   =============    =============     ============     ============
Annuity unit value assuming a 3.5% discount factor .............   $    0.953246    $    0.933003     $   1.580931     $   1.384532
                                                                   =============    =============     ============     ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                                                                                  AGSPC
             AGSPC                            AGSPC                            AGSPC                        TIMED OPPORTUNITY
     GROWTH & INCOME FUND             SCIENCE & TECHNOLOGY FUND        SOCIAL AWARENESS FUND                      FUND
------------------------------    ------------------------------   ------------------------------    ------------------------------
          DIVISION 16                      DIVISION 17                      DIVISION 12                        DIVISION 5
------------------------------    ------------------------------   ------------------------------    ------------------------------
    1996             1995             1996             1995            1996             1995             1996             1995
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
$    (402,222)   $     (75,425)   $  (5,521,307)   $  (1,432,122)  $     546,469    $     599,922    $   4,134,407    $   5,452,120
      483,596           19,953       20,659,560        6,545,968         778,115          371,169        7,668,485        2,006,917
    3,131,642          472,785       32,117,202       37,380,606      10,715,745        3,609,468       18,741,770        3,186,462

   19,205,904        8,794,032       15,569,750       41,310,631       4,483,540       10,227,915      (13,565,417)      26,710,438
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
   22,418,920        9,211,345       62,825,205       83,805,083      16,523,869       14,808,474       16,979,245       37,355,937
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------


   41,180,652       17,507,504      181,422,903       93,027,877      18,543,307       10,849,944       15,126,160       20,940,181

   (2,962,157)        (641,935)     (14,164,178)      (3,055,711)     (3,798,307)      (1,516,923)     (11,037,733)      (7,824,702)
       (1,598)            --            (40,073)            (824)           --               --             (7,329)          (6,591)
   43,756,812       28,680,150      105,706,951      147,758,969      13,547,350       (2,864,774)     (30,784,573)     (42,300,580)
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------

   81,973,709       45,545,719      272,925,603      237,730,311      28,292,350        6,468,247      (26,703,475)     (29,191,692)
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
  104,392,629       54,757,064      335,750,808      321,535,394      44,816,219       21,276,721       (9,724,230)       8,164,245


   67,135,576       12,378,512      375,213,356       53,677,962      60,099,810       38,823,089      182,953,705      174,789,460
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
$ 171,528,205    $  67,135,576    $ 710,964,164    $ 375,213,356   $ 104,916,029    $  60,099,810    $ 173,229,475    $ 182,953,705
=============    =============    =============    =============   =============    =============    =============    =============


   51,779,089       12,386,602      187,862,232       42,726,137      32,750,120       29,015,764       75,851,431       89,377,860
   28,095,895       14,980,745       84,389,312       54,428,033       9,143,695        6,860,477        6,003,535        9,806,864
   (1,842,881)        (455,265)      (6,049,987)      (1,584,330)     (1,827,332)        (929,671)      (4,376,494)      (3,569,040)
   30,309,532       24,867,007       49,608,089       92,292,392       6,507,533       (2,196,450)     (12,185,855)     (19,764,253)
-------------    -------------    -------------    -------------   -------------    -------------    -------------    -------------
  108,341,635       51,779,089      315,809,646      187,862,232      46,574,016       32,750,120       65,292,617       75,851,431
=============    =============    =============    =============   =============    =============    =============    =============


         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                      DECEMBER 31:
------------------------------    ------------------------------   ------------------------------    ------------------------------
    1996             1995             1996             1995            1996             1995             1996            1995
-------------    -------------    -------------    -------------   -------------    -------------    ------------     -------------
$    1.583056    $    1.296577    $    2.250471    $    1.997175   $    2.252673    $    1.835102    $    2.651899    $    2.411022
=============    =============    =============    =============   =============    =============    =============    =============
$    1.443874    $    1.223980    $    2.052612    $    1.885352   $    1.755941    $    1.480522    $    1.680570    $    1.581407
=============    =============    =============    =============   =============    =============    =============    =============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:

                                                                                                          FOUNDERS
                                                                                                           GROWTH
                                                                      DREYFUS SMALL CAP PORTFOLIO           FUND
                                                                     ------------------------------     -------------
                                                                              DIVISION 18                DIVISION 30
                                                                     ------------------------------     -------------
                                                                         1996             1995              1996*
                                                                     -------------    -------------     -------------
OPERATIONS:
Net investment income (loss) .....................................   $  (5,324,689)   $  (1,441,343)    $     (28,065)
Net realized gain on investments .................................       1,994,033           26,776              --
Capital gains distributions from mutual funds ....................      19,221,026        6,796,184         2,106,129
Net unrealized appreciation (depreciation)
   of investments during the year ................................      56,124,110       47,179,100        (1,697,540)
                                                                     -------------    -------------     -------------
     Increase (decrease) in net assets resulting from operations .      72,014,480       52,560,717           380,524
                                                                     -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ................................................     168,538,535       96,201,687         8,595,522
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees .............................     (13,795,343)      (3,867,838)          (36,494)
Annuity benefit payments .........................................          (8,413)            (915)             --
Amounts transferred (to) from VALIC general account ..............      74,732,906      122,606,635        23,178,924
                                                                     -------------    -------------     -------------
     Increase in net assets
       resulting from principal transactions .....................     229,467,685      214,939,569        31,737,952
                                                                     -------------    -------------     -------------
TOTAL INCREASE IN NET ASSETS .....................................     301,482,165      267,500,286        32,118,476

NET ASSETS:
Beginning of year ................................................     356,903,894       89,403,608              --
                                                                                      -------------     -------------
End of year ......................................................   $ 658,386,059    $ 356,903,894     $  32,118,476
                                                                     =============    =============     =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .............................     267,735,219       85,169,871              --
Purchase payments ................................................     117,376,109       80,950,706         9,274,157
Surrenders .......................................................      (8,756,141)      (2,954,777)          (32,596)
Transfers - interdivision and (to) from VALIC general account ....      52,528,063      104,569,419        21,955,903
                                                                     -------------    -------------     -------------
Accumulation units end of year ...................................     428,883,250      267,735,219        31,197,464
                                                                     =============    =============     =============

                                                                 DECEMBER 31:            DECEMBER 31,
                                                          ---------------------------   ------------
                                                              1996           1995           1996
                                                          ------------   ------------   ------------
Accumulation unit value ...............................   $   1.534694   $   1.332904   $   1.029522
                                                          ============   ============   ============
Annuity unit value assuming a 3.5% discount factor ....   $   1.409551   $   1.267071   $   1.011867
                                                          ============   ============   ============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                                           PUTNAM
                      PUTNAM            PUTNAM              OTC &            SCUDDER
                      GLOBAL             NEW               EMERGING        GROWTH AND
NEUBERGER&BERMAN       GROWTH         OPPORTUNITIES         GROWTH           INCOME
 GUARDIAN TRUST        FUND               FUND               FUND             FUND
  DIVISION 29       DIVISION 28        DIVISION 26        DIVISION 27      DIVISION 21
--------------    --------------    --------------    --------------    --------------
    1996*              1996*              1996*            1996*              1996*
--------------    --------------    --------------    --------------    --------------
$       15,594    $      354,551    $      (91,811)   $      (87,360)   $      120,254
        10,864             1,237             9,737             9,014            22,419
       128,127           765,977           333,297         2,846,114           607,596

       348,451          (504,554)       (1,619,779)       (4,620,592)           84,718
--------------    --------------    --------------    --------------    --------------
       503,036           617,211        (1,368,556)       (1,852,824)          834,987
--------------    --------------    --------------    --------------    --------------


     2,108,685         3,174,282        11,510,093        11,571,920         4,643,308

       (21,439)          (15,952)          (87,148)          (77,988)          (23,004)
          --                --                --                --                --
     6,613,024        13,833,517        40,168,590        34,125,847        12,968,194
--------------    --------------    --------------    --------------    --------------

     8,700,270        16,991,847        51,591,535        45,619,779        17,588,498
--------------    --------------    --------------    --------------    --------------
     9,203,306        17,609,058        50,222,979        43,766,955        18,423,485
          --                --                --                --                --
--------------    --------------    --------------    --------------    --------------
$    9,203,306    $   17,609,058    $   50,222,979    $   43,766,955    $   18,423,485
==============    ==============    ==============    ==============    ==============
          --                --                --                --                --
     2,109,025         3,377,941        13,342,250        13,681,504         4,726,075
       (19,267)          (16,466)          (87,502)          (82,877)          (21,254)
     6,121,834        13,287,125        39,746,951        35,304,201        11,819,225
--------------    --------------    --------------    --------------    --------------
     8,211,592        16,648,600        53,001,699        48,902,828        16,524,046
==============    ==============    ==============    ==============    ==============

 December 31,      December 31,      December 31,      December 31,      December 31,
     1996              1996              1996              1996              1996
--------------    --------------    --------------    --------------    --------------
$     1.120770    $     1.057690    $     0.947573    $     0.894978    $     1.114950
==============    ==============    ==============    ==============    ==============
$     1.101550    $     1.039552    $     0.931324    $     0.879630    $     1.095830
==============    ==============    ==============    ==============    ==============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:



                                                                                                         TEMPLETON
                                                                          TEMPLETON ASSET                 FOREIGN
                                                                            ALLOCATION FUND                FUND
                                                                    ------------------------------     -------------
                                                                              DIVISION 19               DIVISION 32
                                                                    ------------------------------     -------------
                                                                        1996             1995              1996*
                                                                    -------------    -------------     -------------
OPERATIONS:
Net investment income (loss) ....................................   $   1,458,222    $     360,608     $     482,633
Net realized gain on investments ................................         430,651           87,754               125
Capital gains distributions from mutual funds ...................       2,566,073             --             285,587
Net unrealized appreciation (depreciation)
   of investments during the year ...............................      19,843,521       11,935,576         1,121,790
                                                                    -------------    -------------     -------------
     Increase in net assets resulting from operations ...........      24,298,467       12,383,938         1,890,135
                                                                    -------------    -------------     -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      46,026,342       26,412,918         9,386,263
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ............................      (3,839,217)      (1,156,891)         (122,577)
Annuity benefit payments ........................................         (39,584)          (1,361)             --
Amounts transferred (to) from VALIC general account .............      33,529,527       24,133,475        28,301,252
                                                                    -------------    -------------     -------------
     Increase in net assets
       resulting from principal transactions ....................      75,677,068       49,388,141        37,564,938
                                                                    -------------    -------------     -------------
TOTAL INCREASE IN NET ASSETS ....................................      99,975,535       61,772,079        39,455,073

NET ASSETS:
Beginning of year ...............................................      94,625,352       32,853,273              --
                                                                    -------------    -------------     -------------
End of year .....................................................   $ 194,600,887    $  94,625,352     $  39,455,073
                                                                    =============    =============     =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................      78,494,505       32,807,602              --
Purchase payments ...............................................      35,369,271       24,212,805        10,156,940
Surrenders ......................................................      (2,676,756)        (964,768)         (116,295)
Transfers - interdivision and (to) from VALIC general account ...      26,197,650       22,438,866        26,631,183
                                                                    =============    =============     =============
Accumulation units end of year ..................................     137,384,670       78,494,505        36,671,828
                                                                    =============    =============     =============

                                                                            DECEMBER 31:               DECEMBER 31,
                                                                     -----------------------------     -------------
                                                                         1996             1995             1996
                                                                     ------------    -------------     -------------
Accumulation unit value ........................................... $    1.414844    $    1.205181     $    1.075896
                                                                    =============    =============     =============
Annuity unit value assuming a 3.5% discount factor ...............  $    1.299474    $    1.145656     $    1.057446
                                                                    =============    =============     =============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                                                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                    TWENTIETH
                                     CENTURY          VANGUARD/
                                      ULTRA          WELLINGTON          VANGUARD/
 TEMPLETON INTERNATIONAL FUND          FUND             FUND            WINDSOR II
------------------------------    -------------     -------------     -------------
          DIVISION 20              DIVISION 31       DIVISION 25       DIVISION 24
------------------------------    -------------     -------------     -------------
     1996             1995             1996*             1996*             1996*
-------------    -------------    -------------     -------------     -------------
$    (394,601)   $  (1,169,628)   $     (37,059)    $     326,600     $     488,057
    3,551,468           25,628           18,993              --              11,774
    1,324,253          350,470          884,238           818,129         1,554,790

   78,888,709       23,406,038         (659,907)         (444,072)         (217,368)
-------------    -------------    -------------     -------------     -------------
   83,369,829       22,612,508          206,265           700,657         1,837,253
-------------    -------------    -------------     -------------     -------------


  121,376,573       69,120,243        4,513,492         7,042,246        10,178,409

   (9,699,818)      (2,577,387)         (29,941)          (12,075)         (103,527)
       (3,367)            (463)            --                --                --
   84,599,243       89,125,401       12,627,842        17,458,690        29,887,643
-------------    -------------    -------------     -------------     -------------

  196,272,631      155,667,794       17,111,393        24,488,861        39,962,525
-------------    -------------    -------------     -------------     -------------
  279,642,460      178,280,302       17,317,658        25,189,518        41,799,778


  250,381,351       72,101,049             --                --                --
-------------    -------------    -------------     -------------     -------------
$ 530,023,811    $ 250,381,351    $  17,317,658     $  25,189,518     $  41,799,778
=============    =============    =============     =============     =============


  219,124,926       71,716,511             --                --                --
   97,229,761       65,697,216        4,747,541         7,335,077        10,359,662
   (7,187,616)      (2,198,909)         (27,374)          (12,748)          (91,924)
   69,414,878       83,910,108       11,933,909        15,544,305        27,025,023
-------------    -------------    -------------     -------------     -------------
  378,581,949      219,124,926       16,654,076        22,866,634        37,292,761
=============    =============    =============     =============     =============

         DECEMBER 31:
------------------------------     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
     1996             1995             1996              1996              1996
-------------    -------------    -------------     -------------     -------------
$    1.399702    $    1.142586    $    1.039845     $    1.101584     $    1.120855
=============    =============    =============     =============     =============
$    1.285567    $    1.086152    $    1.022013     $    1.082693     $    1.101634
=============    =============    =============     =============     =============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:

                                                                            AGSPC                           AGSPC
                                                                    CAPITAL CONSERVATION            CAPITAL CONSERVATION
                                                                            FUND                            FUND
                                                                ----------------------------    ----------------------------
                                                                         DIVISION 1                       DIVISION 7
                                                                ----------------------------    ----------------------------
                                                                    1996            1995            1996            1995
                                                                ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income ......................................... $    385,044    $    449,111    $  3,053,956    $  2,607,547
Net realized gain (loss) on investments .......................       60,355          65,122        (425,696)       (138,616)
Capital gains distributions from mutual funds .................         --              --              --              --
Net unrealized appreciation (depreciation)
   of investments during the year .............................     (428,426)        906,759      (2,170,354)      5,643,853
                                                                ------------    ------------    ------------    ------------
     Increase in net assets resulting from operations .........       16,973       1,420,992         457,906       8,112,784
                                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
Purchase payments .............................................      280,092         286,600      10,990,401      10,464,260
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..........................     (624,478)       (623,792)     (2,515,394)     (1,972,220)
Annuity benefit payments ......................................         (512)           (499)           --              --
Amounts transferred (to) from VALIC general account ...........     (953,654)     (1,306,120)     (7,231,500)     (3,821,311)
                                                                ------------    ------------    ------------    ------------
     Increase (decrease) in net assets
       resulting from principal transactions ..................   (1,298,552)     (1,643,811)      1,243,507       4,670,729
                                                                ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......................   (1,281,579)       (222,819)      1,701,413      12,783,513

NET ASSETS:
Beginning of year .............................................    7,783,449       8,006,268      53,588,066      40,804,553
                                                                ------------    ------------    ------------    ------------
End of year ................................................... $  6,501,870    $  7,783,449    $ 55,289,479    $ 53,588,066
                                                                ============    ============    ============    ============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..........................    2,402,085       2,953,861      29,573,808      26,859,219
Purchase payments .............................................       87,169          96,297       6,098,740       6,253,935
Surrenders ....................................................     (196,821)       (207,008)     (1,343,357)     (1,058,493)
Transfers - interdivision and (to) from VALIC
  general account . ...........................................     (300,897)       (441,065)     (4,042,697)     (2,480,853)
                                                                ------------    ------------    ------------    ------------
Accumulation units end of year ................................    1,991,536       2,402,085      30,286,494      29,573,808
                                                                ============    ============    ============    ============

                                                                        DECEMBER 31:                     DECEMBER 31:
                                                                ----------------------------    ----------------------------
                                                                    1996            1995            1996            1995
                                                                ------------    ------------    ------------    ------------
Accumulation unit value ....................................... $   3.262402    $   3.238370    $   1.825549    $   1.812011
                                                                ============    ============    ============    ============
Annuity unit value assuming a 3.5% discount factor ............ $   1.794552    $   1.843690    $   1.255251    $   1.289558
                                                                ============    ============    ============    ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

             AGSPC                            AGSPC
     GOVERNMENT SECURITIES           INTERNATIONAL GOVERNMENT                                   AGSPC
             FUND                            BOND FUND                                     MONEY MARKET FUND
-----------------------------    ------------------------------    ----------------------------------------------------------------
          DIVISION 8                        DIVISION 13                       DIVISION 2                        DIVISION 6
-----------------------------    ------------------------------    ------------------------------    ------------------------------
     1996            1995             1996             1995             1996             1995             1996             1995
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
$   4,076,937   $   2,982,495    $   6,561,676    $   3,459,290    $     216,537    $     306,524    $   3,525,805    $   3,277,326
     (378,294)        (28,711)       1,815,703          911,852             --               --               --               --
         --              --            295,588          114,019             --               --               --               --

   (2,658,037)      5,103,399       (2,362,017)       3,111,995             --               --               --               --
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
    1,040,606       8,057,183        6,310,950        7,597,156          216,537          306,524        3,525,805        3,277,326
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------


   18,451,360      15,047,915       48,300,297       31,073,737          163,293          355,756       40,448,483       26,840,702

   (3,354,710)     (1,987,445)      (4,925,561)      (1,946,252)        (465,203)        (681,366)     (13,617,200)      (7,793,169)
         --              --                (33)            --               --               --             (1,584)          (1,574)
   (2,269,092)      9,219,172       16,174,338       42,026,449       (1,426,148)        (806,250)      10,145,727      (54,484,648)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------

   12,827,558      22,279,642       59,549,041       71,153,934       (1,728,058)      (1,131,860)      36,975,426      (35,438,689)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
   13,868,164      30,336,825       65,859,991       78,751,090       (1,511,521)        (825,336)      40,501,231      (32,161,363)


   71,703,775      41,366,950      112,312,180       33,561,090        6,391,022        7,216,358       80,257,395      112,418,758
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
$  85,571,939   $  71,703,775    $ 178,172,171    $ 112,312,180    $   4,879,501    $   6,391,022    $ 120,758,626    $  80,257,395
=============   =============    =============    =============    =============    =============    =============    =============


   39,847,053      26,667,073       73,369,250       25,691,713        2,917,361        3,442,237       51,907,757       75,765,781
   10,391,393       9,058,310       31,815,367       21,413,110           73,255          165,743       25,572,924       18,072,687
   (1,871,516)     (1,149,951)      (3,112,236)      (1,286,336)        (208,252)        (316,475)      (8,565,366)      (5,090,822)
   (1,236,761)      5,271,621       10,529,212       27,550,763         (639,830)        (374,144)       6,208,780      (36,839,889)
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
   47,130,169      39,847,053      112,601,593       73,369,250        2,142,534        2,917,361       75,124,095       51,907,757
=============   =============    =============    =============    =============    =============    =============    =============

         December 31:                       December 31:                      December 31:                      December 31:
-----------------------------    ------------------------------    ------------------------------    ------------------------------
     1996            1995             1996             1995             1996             1995             1996             1995
-------------   -------------    -------------    -------------    -------------    -------------    -------------    -------------
$    1.815651   $    1.799475    $    1.582230    $    1.530780    $    2.277444    $    2.190686    $    1.607212    $    1.545802
=============   =============    =============    =============    =============    =============    =============    =============
$    1.248443   $    1.280634    $    1.321708    $    1.323493    $    1.399179    $    1.392992    $    1.093041    $    1.088077
=============   =============    =============    =============    =============    =============    =============    =============

================================================================================
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31:


                                                                     VANGUARD          VANGUARD
                                                                       FIXED            FIXED
                                                                      INCOME            INCOME
                                                                     SECURITIES       SECURITIES
                                                                       FUND -         FUND - L/T
                                                                   L/T CORPORATE    U.S. TREASURY
                                                                     PORTFOLIO         PORTFOLIO
                                                                    ------------     ------------
                                                                    DIVISION 22       DIVISION 23
                                                                    ------------     ------------
                                                                        1996*            1996*
                                                                    ------------     ------------
OPERATIONS:
Net investment income ...........................................   $     36,167     $     46,282
Net realized gain on investments ................................          2,260            2,349
Capital gains distributions from mutual funds ...................         31,298             --
Net unrealized appreciation (depreciation)
   of investments during the year ...............................        (11,407)          33,654
                                                                    ------------     ------------
     Increase in net assets resulting from operations ...........         58,318           82,285
                                                                    ------------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................      1,030,635        1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ............................         (3,212)          (9,447)
Annuity benefit payments ........................................           --               --
Amounts transferred (to) from VALIC general account .............      2,445,116        3,186,574
                                                                    ------------     ------------
     Increase in net assets
       resulting from principal transactions ....................      3,472,539        4,294,416
                                                                    ------------     ------------
TOTAL INCREASE IN NET ASSETS ....................................      3,530,857        4,376,701

NET ASSETS:
Beginning of year ...............................................           --               --
                                                                    ------------     ------------
End of year .....................................................   $  3,530,857     $  4,376,701
                                                                    ============     ============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................           --               --
Purchase payments ...............................................      1,099,573        1,138,211
Surrenders ......................................................         (3,347)          (9,203)
Transfers - interdivision and (to) from VALIC general account ...      2,274,215        3,045,361
                                                                    ------------     ------------
Accumulation units end of year ..................................      3,370,441        4,174,369
                                                                    ============     ============
                                                                    December 31,     December 31,
                                                                        1996             1996
                                                                    ------------     ------------
Accumulation unit value .........................................   $   1.047595     $   1.048470
                                                                    ============     ============
Annuity unit value assuming a 3.5% discount factor ..............   $   1.029630     $   1.030490
                                                                    ============     ============

* For the period from July 1, 1996 to December 31, 1996.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS                                 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Timed Opportunity Fund (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)
     Dreyfus Variable Investment Fund --
      Dreyfus Small Cap Portfolio (Division 18)
     Founders Growth Fund (Division 30)
     Neuberger&Berman Guardian Trust (Division 29)
     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)
     Scudder Growth and Income Fund (Division 21)
     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19) Templeton International Fund (Division 20)
     Twentieth Century Ultra Fund (Division 31)
     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23) Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
NOTES TO FINANCIAL STATEMENTS - CONTINUED                     SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC acts as investment adviser and transfer agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 26 through 30 and Division 32, 0.25%; for Division 31, 0.20%.

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1996 and 1995, VALIC reduced expenses of Division 10B by $73,695 and $69,586, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $3,625,368 and $2,494,903 for the years ended December 31, 1996, and December 31, 1995, respectively.

   VALIC received surrender charges of $1,998,356 and $1,299,069 for the years ended December 31, 1996, and December 31, 1995, respectively. In addition, VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $100,290 and $18,404 for the year ended December 31, 1995, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1996:

                                                                                                                      UNREALIZED
                                                                         MARKET                                      APPRECIATION
UNDERLYING FUND                             DIVISION          SHARES     PRICE         MARKET            COST       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC Stock Index Fund ...............      10A,B,C,D       87,073,994   $22.76   $1,981,804,121   $1,327,746,117   $  654,058,004
AGSPC MidCap Index Fund ..............           4          29,632,311    19.09      565,680,826      449,572,385      116,108,441
AGSPC Small Cap Index Fund ...........          14          11,997,478    15.38      184,521,204      153,924,818       30,596,386
AGSPC International Equities Fund ....          11          17,597,622    10.86      191,110,175      186,523,328        4,586,847
AGSPC Growth Fund ....................          15          37,305,439    16.99      633,819,402      536,223,583       97,595,819
AGSPC Growth & Income Fund ...........          16          11,029,231    15.53      171,283,956      143,198,387       28,085,569
AGSPC Science & Technology Fund ......          17          36,314,121    19.54      709,577,919      650,004,665       59,573,254
AGSPC Social Awareness Fund ..........          12           6,746,465    15.53      104,772,608       92,520,041       12,252,567
AGSPC Timed Opportunity Fund .........           5          14,900,615    11.62      173,145,150      164,668,872        8,476,278
Dreyfus Small Cap Portfolio ..........          18          12,622,965    52.08      657,404,003      554,202,812      103,201,191
Founders Growth Fund .................          30           2,008,357    15.87       31,872,619       33,570,159       (1,697,540)
Neuberger&Berman Guardian Trust ......          29             576,221    15.87        9,144,621        8,796,170          348,451
Putnam Global Growth Fund ............          28           1,616,874    10.82       17,494,577       17,999,131         (504,554)
Putnam New Opportunities Fund ........          26           1,226,012    40.63       49,812,851       51,432,630       (1,619,779)
Putnam OTC & Emerging Growth Fund ....          27           2,978,308    14.62       43,542,866       48,163,458       (4,620,592)
Scudder Growth and Income Fund .......          21             788,862    23.23       18,325,255       18,240,537           84,718
Templeton Asset Allocation Fund ......          19           9,215,934    21.08      194,271,899      163,221,896       31,050,003
Templeton Foreign Fund ...............          32           3,770,922    10.36       39,066,749       37,944,959        1,121,790
Templeton International Fund .........          20          28,785,081    18.40      529,645,484      429,586,719      100,058,765
Twentieth Century Ultra Fund .........          31             614,433    28.09       17,259,437       17,919,344         (659,907)
Vanguard/Wellington Fund .............          25             957,006    26.15       25,025,702       25,469,774         (444,072)
Vanguard/Windsor II ..................          24           1,738,829    23.83       41,436,294       41,653,662         (217,368)
AGSPC Capital Conservation Fund ......         1 & 7         6,540,731     9.44       61,744,501       62,635,525         (891,024)
AGSPC Government Securities Fund .....           8           8,740,580     9.79       85,570,274       87,080,789       (1,510,515)
AGSPC Intl Government Bond Fund ......          13          14,664,070    12.14      178,021,807      177,770,389          251,418
AGSPC Money Market Fund ..............         2 & 6       125,248,759     1.00      125,248,759      125,248,759             --
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio .....          22             401,405     8.79        3,528,351        3,539,758          (11,407)
   Long-Term Treasury Portfolio ......          23             460,773     9.96        4,589,300        4,555,646           33,654
                                                                                  --------------   --------------   --------------
                                                                                  $6,848,720,710   $5,613,414,313   $1,235,306,397
                                                                                  ==============   ==============   ==============

================================================================================
SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investments were:

                                                             PURCHASES          SALES
                                                          --------------   --------------
AGSPCStock Index Fund:
   Division 10A .......................................   $   17,021,738   $   43,812,850
   Division 10B .......................................        2,580,971        5,429,098
   Division 10C .......................................      256,325,254       25,747,213
   Division 10D .......................................        2,027,471        8,102,453
AGSPCMidCap Index Fund Division 4 .....................       82,810,931       47,686,904
AGSPCSmall Cap Index Fund Division 14 .................       39,025,150       19,167,355
AGSPCInternational Equities Fund Division 11 ..........       86,696,926       98,467,340
AGSPCGrowth Fund Division 15 ..........................      335,262,129          301,789
AGSPCGrowth & Income Fund Division 16 .................       86,012,396        1,299,897
AGSPCScience & Technology Fund Division 17 ............      352,574,477       53,374,853
AGSPCSocial Awareness Fund Division 12 ................       42,813,000        3,268,198
AGSPCTimed Opportunity Fund Division 5 ................       28,638,442       32,465,770
Dreyfus Small Cap Portfolio Division 18 ...............      249,716,319        6,505,702
Founders Growth Fund Division 30 ......................       33,570,159             --
Neuberger&Berman Guardian Trust Division 29 ...........        8,898,099          112,793
Putnam Global Growth Fund Division 28 .................       18,021,308           23,414
Putnam New Opportunities Fund Division 26 .............       51,544,430          121,537
Putnam OTC & Emerging Growth Fund Division 27 .........       48,276,161          121,717
Scudder Growth and Income Fund Division 21 ............       18,402,759          184,641
Templeton Asset Allocation Fund Division 19 ...........       82,157,269        2,508,019
Templeton Foreign Fund Division 32 ....................       37,950,945            6,111
Templeton International Fund Division 20 ..............      218,306,492       20,995,568
Twentieth Century Ultra Fund Division 31 ..............       18,018,419          118,068
Vanguard/Wellington Fund Division 25 ..................       25,469,774             --
Vanguard/Windsor II Division 24 .......................       41,722,849           80,961
AGSPCCapital Conservation Fund:
   Division 1 .........................................          693,471        1,607,591
   Division 7 .........................................       14,085,173        9,602,267
AGSPCGovernment Securities Fund Division 8 ............       25,289,634        8,298,547
AGSPCInternational Government Bond Fund Division 13 ...       90,682,754       24,293,817
AGSPCMoney Market Fund:
   Division 2 .........................................        1,864,996        3,374,351
   Division 6 .........................................      234,317,827      194,495,674
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 ..........        3,689,310          151,812
   Long-Term U.S. Treasury Portfolio Division 23 ......        4,877,356          324,059
                                                          --------------   --------------
      Total ...........................................   $2,559,344,389   $  612,050,369
                                                          ==============   ==============

================================================================================
REPORT OF INDEPENDENT AUDITORS                               SEPARATE ACCOUNT A
--------------------------------------------------------------------------------


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1996. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we audited the statements of operations and the statements of changes in net assets for the period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1996, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                        ERNST & YOUNG LLP


Houston, Texas
January 24, 1997

                                  [VALIC LOGO]

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA 9875-1  REV 5/97
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                          [RECYCLED PAPER LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                                 CONTRACT FORM
                              PORTFOLIO DIRECTOR 2

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

        Filed with Part A:

            Selected Purchase Unit Data for each Fund for the last ten years or since inception

        Filed with Part B:

        (i)  Audited Financial Statements -- To be filed by Amendment

             The Variable Annuity Life Insurance Company

                Report of Independent Auditors

                Consolidated Balance Sheets

                Consolidated Statements of Income

                Consolidated Statements of Changes in Stockholder Equity

                Consolidated Statements of Cash Flows

                Notes to Consolidated Financial Statements

        (ii)  Audited Financial Statements

              The Variable Annuity Life Insurance Company Separate Account A --

                Report of Independent Auditors

                Statement of Net Assets

                Statement of Operations

                Statements of Changes in Net Assets

                Division Financial Statements

                Notes to Financial Statements

        (iii)  Unaudited Financial Statements

               The Variable Annuity Life Insurance Company Separate Account A --

                Statement of Net Assets

                Statement of Operations

                Statements of Changes in Net Assets

                Division Financial Statements

                Notes to Financial Statements

       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits

          1.             -- Resolutions adopted by The Variable Annuity Life
                            Insurance Company Board of Directors at its Annual
                            Meeting of April 18, 1979 establishing The Variable
                            Annuity Life Insurance Company Separate Account A,
                            incorporated herein by reference to Post-Effective
                            Statement No. 5 filed with the Securities and Exchange
                            Commission ("SEC") on March 1, 1996 (File No. 33-
                            75292/811-3240)
          2.             -- Not Applicable.
          3.             -- Underwriting Agreement between The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life Insurance
                            Company Separate Account A and The Variable Annuity
                            Marketing Company, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(a).          -- Specimen Individual Annuity Contract. (Form UIT-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(i).       -- Specimen Group Annuity Contract. (Form UITG-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(ii).      -- Specimen Individual Non-Qualified Annuity Contract. (Form
                            UITN-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iii).     -- Specimen Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194P), incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iv).      -- Specimen Individual Retirement Account Annuity Contract.
                            (Form UIT-IRA-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(v).       -- Specimen Simplified Employee Pension Contract (Form
                            UIT-SEP-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          5(a).          -- Specimen Application for Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
          5(b).          -- Specimen Group Master Application, incorporated herein by reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          6(a).          -- Copy of Amended and Restated Articles of Incorporation of
                            The Variable Annuity Life Insurance Company, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).

          6(b).          -- Copy of Amendment Number One to Amended and Restated
                            Articles of Incorporation of The Variable Annuity Life
                            Insurance Company (as amended through April 28, 1989)
                            effective March 28, 1990, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75922/811-3240).
          7.             -- Not Applicable.
          8(a).          -- Participation Agreement between The Variable Annuity Life
                            Insurance Company and Templeton Variable Products Series
                            Fund, incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          8(b).          -- Participation Agreement between The Variable Annuity Life
                            Insurance Company and Dreyfus Variable Investment Fund,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1994 (File
                            No. 33-75292/811-3420).
          8(c).          -- Order Transmission Agreement between The Variable Annuity
                            Life Insurance Company and Scudder Service Corporation,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996.
                            (File No. 33-75292/811-3240)
          8(d).             (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Putnam Mutual Funds
                            Corp., incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on
                            June 28, 1996. (File No. 33-75292/811-3240)
                            (2) Amendment to Fund Participation Agreement between The
                            Variable Annuity Life Insurance Company and Putnam Mutual
                            Funds Corp., effective August 18, 1997.*
          8(e).          -- Fund Participation Agreement between The Variable Annuity
                            Life Insurance Company and Twentieth Century Investors
                            Inc., incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996.
                            (File No. 33-75292/811-3240)
          8(f).          -- Participation Agreement between The Variable Annuity Life
                            Insurance Company and Founders Growth Fund Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996.
                            (File No. 33-75292/811-3240)
          8(g).          -- Master Shareholder Services Agreement between The
                            Variable Annuity Life Insurance Company and Franklin
                            Templeton Group of Funds, incorporated herein by
                            reference to Post-Effective Amendment No. 8 filed with
                            the SEC on June 28, 1996. (File No. 33-75292/811-3240)
          8(h).          -- Participation Agreement between The Variable Annuity Life
                            Insurance Company and Vanguard Group, Inc., incorporated
                            herein by reference to Post-Effective Amendment No. 8
                            filed with the SEC on June 28, 1996. (File No.
                            33-75292/811-3240)
          8(i)           -- Agreement between The Variable Annuity Life Insurance
                            Company and
                            Neuberger & Berman Management Inc., incorporated herein
                            by reference to Post-Effective Amendment No. 8 filed with
                            the SEC on June 28, 1996. (File No. 33-75292/811-3240)
          9.             -- Written Consent and Opinion of Cynthia A. Toles, Senior
                            Associate General Counsel and Secretary, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1995 (File No.
                            33-75292/811-3240).

         10.             -- Consent of Independent Auditors.*
         11.             -- Not Applicable.
         12.             -- Not Applicable.
         13.             -- Calculation of standard and nonstandard performance
                            information.*
         14.             -- Financial Data Schedule. (Exhibit 27 for purposes of
                            electronic filing).
         15.             -- Confidential Personal Data Form which discloses Section
                            403(b)(11) withdrawal restrictions as set forth in a
                            no-action letter issued by the SEC on November 28, 1988,
                            and which requires the signed acknowledgement of
                            participants who purchase Section 403(b) annuities with
                            regard to these withdrawal restrictions, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
         16(a).          -- Copies of manually signed powers of attorney for The
                            Variable Annuity Life Insurance Company Directors Robert
                            M. Devlin, Peter V. Tuters, Stephen D. Bickel, Joe C.
                            Osborne, and Sam Magee, incorporated herein by reference
                            to Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
         16(b).          -- Copy of manually signed power of attorney for The
                            Variable Annuity Life Insurance Company Director Harold
                            S. Hook, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
         16(c).          -- Copy of manually signed power of attorney for The
                            Variable Annuity Life Insurance Company Director Austin
                            P. Young, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
         16(d).          -- Copy of manually signed power of attorney for The
                            Variable Annuity Life Insurance Company Director Jon P.
                            Newton incorporated herein by reference to Post-Effective
                            Amendment No. 6 filed with the SEC on April 19, 1996
                            (File No. 33-75292/811-3240).


---------------


* To be filed by Amendment


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of The Variable Annuity Life Insurance Company ("VALIC"), the depositor of the Registrant, and The Variable Annuity Marketing Company ("VAMCO"), the principal underwriter of the Contracts issued through the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Harold S. Hook.........................  Senior Chairman of the Board of Directors, VALIC.
                                         Chairman of the Board, American General Corporation.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Robert M. Devlin.......................  Senior Chairman of the Board of Directors, VALIC.
                                         President, American General Corporation.
Jon P. Newton..........................  Vice Chairman of the Board of Directors, VALIC.
                                         Vice Chairman of the Board of Directors and General
                                         Counsel, American General Corporation
Peter V. Tuters........................  Director; Vice President and Chief Investment Officer,
                                         VALIC.
                                         Senior Vice President and Chief Investment Officer,
                                         American General Corporation.
Stephen D. Bickel......................  Chairman and Chief Executive Officer, VALIC.
                                         Chairman of the Board of Directors, VAMCO.
Craig R. Rodby.........................  Vice Chairman of the Board of Directors, VALIC.
Thomas L. West, Jr.....................  Director, President, VALIC.
                                         Director, VAMCO
Sam E. Magee...........................  Director; Senior Vice President -- Operations, VALIC.
Joe C. Osborne.........................  Director; Senior Vice President -- Marketing, VALIC.
                                         Director and President, VAMCO.
Brent C. Nelson........................  Director, Senior Vice President and Controller, Finance,
                                         VALIC.
Donald L. Sharps.......................  Senior Vice President -- Systems VALIC
J. David Crank.........................  Vice President -- Group Plan Administration, VALIC.
Stephen H. Field.......................  Vice President -- Real Estate VALIC
Norman Jaskol..........................  Vice President and Managing Director -- Investments,
                                         VALIC.
Elizabeth B. Johnson...................  Vice President -- Organizational Services VALIC
Stephen G. Kellison....................  Vice President and Chief Actuary VALIC
Ronald E. Kopke........................  Vice President -- Sales Operations, VALIC.
                                         Senior Vice President -- VAMCO.
Charles D. Robinson....................  Vice President -- National Markets VALIC
Jack L. Rochelle.......................  Vice President -- Information Technology Services VALIC
Phillip W. Schraub.....................  Vice President -- Customer Service VALIC
Conway R. Shaw.........................  Vice President -- Group Marketing VALIC
William A. Wilson......................  Vice President and General Counsel, VALIC.
Bobby Ray Worrell......................  Vice President -- Systems Development Service VALIC
Cynthia A. Toles.......................  Secretary, VALIC.
                                         Director, Secretary and Assistant Treasurer, VAMCO.
James D. Bonsall.......................  Treasurer, VALIC.
Jane E. Bates..........................  Chief Compliance Officer, VALIC.
                                         Treasurer, VAMCO.
D. Lynne Walters.......................  Tax Officer, VALIC.
                                         Tax Officer, VAMCO.
                                         Vice President -- Taxes, American General Corporation.

ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is controlled by the Registrant. The Registrant is a segregated asset account of the Company ("Depositor") established in accordance with the Texas Insurance Code. The Registrant supports benefits payable under Variable Annuity Contracts investing in American General Series

Portfolio Company (the "Series Company"), the Templeton Asset Allocation Fund and Templeton International Fund (each a separate series of Templeton Variable Products Series Fund), and Small Cap Portfolio of the Dreyfus Variable Investment Fund. The Registrant votes Series Company shares and shares held in Templeton Variable Products Series Fund and Dreyfus Variable Investment Fund only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)

     The Depositor is indirectly wholly-owned by AGC (formerly American General Insurance Company.) Therefore, the Depositor and various companies affiliated with the Depositor may be deemed to be under common control with the Registrant. These companies, together with their state of incorporation and the identity of the owners of their common stock, are set forth in Exhibit 21, "Subsidiaries of American General Corporation," of the Form 10-K of AGC filed for the year ended December 31, 1996 (File No. 1-7981), which is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of a date within 90 days prior to the date of filing, there were 264,754 individual Contract Owners, 5,892 group Contract Owners of the qualified Contracts, offered by the Portfolio Director prospectus of the Registrant, and 11,839 individual Contract Owners and 5 group Contract Owners of the non-qualified Contracts offered by the Portfolio Director prospectus. The Registrant issues different contracts through other Registration Statements.

ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) VAMCO acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the Series Company, a registered investment company.

     (b) The following information is furnished with respect to each officer and director of VAMCO:

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Stephen D. Bickel(1).....................  Chairman of the Board of Directors
Thomas L. West, Jr.......................  Director
Joe C. Osborne(1)........................  Director and President
Cynthia A. Toles(1)......................  Director, Secretary and Assistant
                                           Treasurer
Ronald E. Kopke(1).......................  Senior Vice President
Jane E. Bates(1).........................  Treasurer
D. Lynne Walters(1)......................  Tax Officer
Todd M. Adams............................  Vice President
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
F. William Scott.........................  Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
Edward K. Boero..........................  Vice President
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Steven P. Boero..........................  Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Joe H. Connell...........................  Vice President
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello........................  Vice President
1767 Sentry Parkway West 19
Suite 300
Blue Bell, PA 19422
Paige T. Davis...........................  Vice President
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21060
George E. Downing........................  Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338
Robert G. Fillmore.......................  Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095
James K. Graham..........................  Vice President
1301 West Long Lake Road
Suite 340
Troy, MI 48098

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Richard R. Gumpert.......................  Vice President
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
Thomas N. Lange..........................  Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
Alden D. Lewis...........................  Vice President
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle............................  Vice President
University Tower
3100 Tower Road
Suite 1601, Box 50
Durham, NC 27707
Sharon J. Novickas.......................  Vice President
230 West Monroe
Suite 1550
Chicago, IL 60606
Robert A. Obester........................  Vice President
800 Gessner
Suite 1280
Houston, TX 77024
Evan Cole................................  Vice President
410 Amherst Street
Suite 250
Nashua, NH 03063
William G. Tubbs.........................  Vice President
550 Congressional Blvd.
Suite 280
Carmel, IN 46032
Donald R. Van Putten.....................  Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228

---------------

(1) 2929 Allen Parkway, Houston, Texas 77019

     (c) VAMCO is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by Depositor. These commissions do not result in any change to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

       The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under he variable annuity contracts may be accepted;

          2. To include either (1) as part of any application to purchase a contract offer by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information:

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in
Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions in the Prospectus for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with
Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

          (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

     The Company relies on Rule 6c-7 of the Investment Company Act of 1940 (the "Act") which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants.

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

        As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 31st day of October, 1997.


                                          THE VARIABLE ANNUITY LIFE
                                          INSURANCE COMPANY SEPARATE
                                                 ACCOUNT A


                                          The Variable Annuity Life
                                           Insurance Company

Attest: /s/ CYNTHIA A. TOLES              By: /s/ THOMAS L. WEST, JR.
        ---------------------------           ----------------------------------
            Cynthia A. Toles                      Thomas L. West, Jr.
            Secretary                             President, Chief Executive
                                                  Officer and Director

        As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 31st day of October, 1997.


                                          THE VARIABLE ANNUITY LIFE
                                          INSURANCE COMPANY



Attest: /s/ CYNTHIA A. TOLES              By: /s/ THOMAS L. WEST, JR.
        ---------------------------           ----------------------------------
            Cynthia A. Toles                      Thomas L. West, Jr.
            Secretary                             President, Chief Executive
                                                  Officer and Director

        Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.



        Signature                       Title                        Date
        ---------                       -----                        ----

  /s/  THOMAS L. WEST, JR.      President, Chief Executive      October 31, 1997
----------------------------    Officer and Director
       Thomas L. West, Jr.


  /s/  BRENT C. NELSON          Senior Vice President,          October 31, 1997
----------------------------    Controller and Director
       Brent C. Nelson


  /s/  BRENT C. NELSON          Principal Accounting Officer    October 31, 1997
----------------------------
       Brent C. Nelson


             *                  Vice Chairman of the Board      October 31, 1997
----------------------------      of Directors
  James S. D'Agostino, Jr.


             **                 Senior Chairman of the Board    October 31, 1997
----------------------------      of Directors
       Robert M. Devlin


              *                 Vice Chairman of the Board      October 31, 1997
----------------------------      of Directors
       Jon P. Newton



        Signature                    Title                        Date
        ---------                    -----                        ----

              *                 Vice Chairman of the Board      October 31, 1997
----------------------------    of Directors
       Craig R. Rodby


              *                 Senior Vice President -         October 31, 1997
----------------------------    Operations and Director
       Sam E. Magee


              *                 Senior Vice President -         October 31, 1997
----------------------------    Marketing and Director
       Joe C. Osborne


              *                 Senior Vice President -         October 31, 1997
----------------------------    Systems and Director
       Donald L. Sharps


              *                 Vice President, Chief           October 31, 1997
----------------------------    Investment Officer
       Peter V. Tuters          and Director


*By: /s/ CYNTHIA A. TOLES                                       October 31, 1997
----------------------------
      Cynthia A. Toles
      Attorney-in-Fact


**By: /s/ THOMAS L. WEST, JR.                                   October 31, 1997
-----------------------------
      Thomas L. West, Jr.
      Attorney-in-Fact

                                 EXHIBIT INDEX


    EXHIBIT NO.
    -----------
   14.              -- Financial Data Schedule (Exhibit 27 for purposes of
                       electronic filing).


---------------

* Page numbers inserted in manually signed copy only